UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08918

HIRTLE CALLAGHAN TRUST

(Exact name of registrant as specified in charter)

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE W. CONSHOHOCKEN , PA	19428

(Address of principal executive offices)	(Zip code)

BISYS FUND SERVICES, 3435 STELZER RD., COLUMBUS, OHIO 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Shares	Value
Common Stocks - 96.05%
Institutional Capital Corp. - 75.12%
Banking - 6.49%
Bank of New York Co., Inc.	222,250	$8,009,890
BankAmerica Corp.	686,800	31,276,871
Wells Fargo & Co.	296,700	18,950,229

		58,236,990

Beverages - 1.51%
Pepsico, Inc.	233,850	13,514,192

Computer Software & Services - 2.24%
Microsoft Corp.	738,900	20,105,469

Computer Systems - 3.20%
Hewlett Packard Co.	334,200	10,995,180
International Business Machines Corp.	214,750	17,710,433

		28,705,613

Conglomerates - 2.37%
Altria Group, Inc.	300,400	21,286,344

Construction Materials & Supplies - 0.66%
Masco Corp.	183,000	5,945,670

Diversified - 4.10%
Honeywell International, Inc.	431,000	18,433,870
Temple - Inland, Inc.	158,100	7,043,355
Textron, Inc.	121,150	11,314,199

		36,791,424

Electronic Components & Instruments - 0.65%
Freescale Semiconductor, Inc., Class - B	210,000	5,831,700

Financial Services - 8.83%
CIT Group, Inc.	165,500	8,857,560
Citigroup, Inc.	644,364	30,433,311
Goldman Sachs Group, Inc.	120,550	18,921,528
J.P. Morgan Chase & Co.	502,200	20,911,608

		79,124,007

Food Processing - 0.69%
Bunge Ltd.	110,850	6,175,454

Insurance - 5.61%
American International Group, Inc.	260,850	17,239,577
Aon Corp.	293,593	12,187,045
Fidelity National Financial, Inc.	111,000	3,943,830
The St. Paul Travelers Cos., Inc.	406,866	17,002,930

		50,373,382

Machinery - 1.12%
Caterpillar, Inc.	140,500	10,089,305

Manufacturing - 0.83%
Cooper Industries Ltd., Class - A	85,750	7,451,675

Medical Products - 2.06%
Baxter International, Inc.	477,100	18,516,251

Metals - 1.04%
United States Steel Corp.	154,250	9,359,890

Oil & Gas - 9.62%
Amerada Hess Corp.	60,500	8,615,200
Exxon Mobil Corp.	506,450	30,822,546
Halliburton Co.	197,150	14,395,893
Marathon Oil Corp.	225,388	17,167,804
Occidental Petroleum Corp.	164,400	15,231,660

		86,233,103

Pharmaceuticals - 4.15%
Abbott Laboratories	444,800	18,890,656
Novartis AG - ADR	330,850	18,342,324

		37,232,980

Railroads - 3.39%
CSX Corp.	179,850	10,755,030
Norfolk Southern Corp.	363,550	19,657,149

		30,412,179

Recreation - 1.83%
Carnival Corp.	345,900	16,385,283

Restaurants - 2.18%
McDonald’s Corp.	569,650	19,573,174

Retail - 2.88%
Sears Holdings Corp. (b)	62,950	8,324,508
Wal-Mart Stores, Inc.	370,450	17,500,058

		25,824,566

Telecommunications - 5.74%
BellSouth Corp.	594,650	20,604,622
Motorola, Inc.	459,800	10,534,018
Sprint Nextel Corp.	787,650	20,352,876

		51,491,516

Utilities - 3.93%
Dominion Resources, Inc.	271,250	18,724,388
Entergy Corp.	240,500	16,580,070

		35,304,458

		673,964,625

JS Asset Management - 5.42%
Aerospace/Defense - 0.06%
Boeing Co.	6,710	522,910

Airlines & Services - 0.18%
AMR Corp. (b)	19,230	520,172
UAL Corp. (b)	27,780	1,109,255

		1,629,427

Auto Parts - 0.18%
Lear Corp. (b)	91,450	1,621,409

Automobile Production - 0.11%
Navistar International Corp. (b)	35,240	971,919

Banking - 0.20%
Bank of America Corp.	38,890	1,771,051

Broadcasting - 0.05%
Liberty Global, Inc., Series - C (b)	21,500	424,625

Business Services, N.E.C. - 0.08%
BearingPoint, Inc. (b)	83,330	707,472

Diversified - 0.11%
Honeywell International, Inc.	24,010	1,026,908

Electric Utility - 0.29%
Reliant Energy, Inc. (b)	248,260	2,626,591

Electrical & Electronic - 0.12%
General Electric Co.	29,890	1,039,574

Electronic Components & Instruments - 0.34%
Avnet, Inc. (b)	58,830	1,493,105
Sanmina-SCI Corp. (b)	375,000	1,537,500

		3,030,605

Financial Services - 1.62%
Citigroup, Inc.	54,050	2,552,782
Fannie Mae	53,380	2,743,731
Freddie Mac	43,260	2,638,859
JPMorgan Chase & Co.	60,530	2,520,469
MGIC Investment Corp.	23,050	1,535,822
Washington Mutual, Inc.	57,600	2,454,912

		14,446,575

Food - Retail - 0.06%
Safeway, Inc.	20,830	523,250

Health Care - 0.22%
Tenet Healthcare Corp. (b)	268,750	1,983,375

Manufacturing - 0.26%
Tyco International Ltd.	88,240	2,371,891

Media - 0.17%
Liberty Media Corp., Class - A (b)	186,830	1,533,874

Paper Products - 0.42%
Abitibi-Consolidated, Inc.	574,710	2,385,047
International Paper Co.	39,720	1,373,120

		3,758,167

Pharmaceuticals - 0.18%
Sanofi-Aventis - ADR	34,360	1,630,382

Publishing & Printing - 0.10%
Gannett Co., Inc.	15,710	941,343

Retail - 0.11%
Federated Department Stores, Inc.	14,080	1,027,840

Telecommunications - 0.32%
Alcatel, SA - ADR	100,350	1,545,390
Nortel Networks Corp. (b)	171,230	522,252
Sprint Nextel Corp.	31,250	807,500

		2,875,142

Tobacco - 0.24%
Altria Group, Inc.	30,950	2,193,117

		48,657,447

State Street Global Advisors - 15.51%
Advertising/Marketing - 0.00%
Clear Channel Outdoor Holdings, Inc., Class - A (b)	300	7,035
Interpublic Group of Cos., Inc. (b)	1,000	9,560
Lamar Advertising Co. (b)	299	15,733

		32,328

Aerospace/Defense - 0.06%
Alliant Techsystems, Inc. (b)	200	15,434
Northrop Grumman Corp.	7,740	528,565

		543,999

Airlines & Services - 0.02%
Southwest Airlines Co.	8,689	156,315

Auction House - 0.01%
Adesa, Inc.	1,851	49,496

Auto Parts - 0.04%
Autoliv, Inc.	1,512	85,549
BorgWarner, Inc.	800	48,032
Genuine Parts Co.	3,767	165,107
Lear Corp.	1,230	21,808
Paccar, Inc.	425	29,954
The Goodyear Tire & Rubber Co. (b)	1,800	26,064
TRW Automotive Holdings Corp. (b)	800	18,640

		395,154

Automobile Production - 0.06%
Ford Motor Co.	37,821	301,055
General Motors Corp., Class - H	9,891	210,382

		511,437

Banking - 2.04%
American Capital Strategies	2,500	87,900
AmSouth Bancorp	7,597	205,499
Associated Banc-Corp.	2,885	98,032
Astoria Financial Corp.	2,051	63,499
Bank of America Corp.	99,949	4,551,676
Bank of Hawaii Corp.	1,015	54,110
Bank of New York Co., Inc.	16,561	596,858
BB&T Corp.	11,689	458,209

BOK Financial Corp.	424	20,161
Capital One Financial Corp.	4,588	369,432
Capitol Federal Financial	400	12,920
CIT Group, Inc.	4,300	230,136
City National Corp.	884	67,882
Colonial BankGroup, Inc.	3,255	81,375
Comerica, Inc.	3,587	207,938
Commerce Bancorp, Inc.	500	18,325
Commerce Bancshares, Inc.	1,319	68,155
Compass Bancshares, Inc.	2,672	135,230
Cullen/Frost Bankers, Inc.	1,066	57,298
Fifth Third Bancorp	9,400	369,984
FirstMerit Corp.	1,720	42,415
Fulton Financial Corp.	3,401	58,497
Huntington Bancshares, Inc.	5,700	137,541
Independence Community Bank Corp.	1,831	76,316
International Bancshares Corp.	981	28,184
Janus Capital Group, Inc.	4,731	109,617
Jefferies Group, Inc.	1,100	64,350
KeyCorp	8,700	320,160
M & T Bank Corp.	1,636	186,733
Marshall & Ilsley Corp.	4,948	215,634
Mellon Financial Corp.	8,425	299,930
Mercantile Bankshares Corp.	2,600	99,970
National City Corp.	12,047	420,440
North Fork Bancorp., Inc.	10,242	295,277
Northern Trust Corp.	1,857	97,493
PNC Bank Corp.	6,077	409,043
Popular, Inc.	6,110	126,844
Sky Financial Group, Inc.	2,000	53,000
Sovereign Bancorp, Inc.	7,650	167,612
SunTrust Banks, Inc.	7,797	567,310
TCF Financial Corp.	714	18,386
TD Banknorth, Inc.	2,345	68,826
U.S. Bancorp	39,349	1,200,145
UnionBanCal Corp.	1,203	84,402
Valley National Bancorp	2,424	62,103
Wachovia Corp.	34,734	1,946,841
Washington Federal, Inc.	2,060	49,852
Washington Mutual, Inc.	21,261	906,144
Webster Financial Corp.	1,100	53,306
Wells Fargo Co.	32,599	2,082,098
Whitney Holding Corp.	1,250	44,325
Wilmington Trust Corp.	1,541	66,802
Zions Bancorp	2,260	186,970

		18,301,185

Beverages - 0.15%
Anheuser-Busch Cos., Inc.	6,300	269,451
Brown-Forman Corp., Class - B	100	7,697
Coca-Cola Co.	16,744	701,072
Coca-Cola Enterprises, Inc.	6,600	134,244
Constellation Brands, Inc., Class - A (b)	2,960	74,148
Molson Coors Brewing Co., Class - B	1,020	69,992
Pepsi Bottling Group, Inc.	2,200	66,858
PepsiAmericas, Inc.	1,307	31,956

		1,355,418

Biotechnology - 0.03%
Biogen Idec, Inc. (b)	4,100	193,110
Charles River Laboratories International, Inc. (b)	800	39,216
Chiron Corp. (b)	100	4,581
Millenium Pharmaceuticals (b)	3,102	31,361

		268,268

Broadcasting - 0.06%
Clear Channel Communications, Inc.	7,953	230,717
Discovery Holding Co., Class - A (b)	3,584	53,760
Hearst - Argyle Television, Inc.	600	14,016
Liberty Global, Inc., Class - A (b)	5,847	119,688
The DIRECTV Group, Inc. (b)	1,391	22,812
Univision Communications, Inc., Class - A (b)	2,340	80,660

		521,653

Business Services - 0.03%
Equifax, Inc.	700	26,068
Fair Issac Corp.	300	11,886
Hewitt Associates, Inc. (b)	300	8,922
Live Nation, Inc. (b)	857	16,995
Manpower, Inc.	1,347	77,022
Sabre Holdings Corp.	2,800	65,884
ServiceMaster Co.	2,500	32,800
The Brink’s Co.	300	15,228

		254,805

Cable - 0.07%
Comcast Corp., Class - A (b)	22,796	596,343

Casinos/Gaming - 0.01%
Harrah’s Entertainment, Inc.	1,483	115,615

Chemicals - 0.27%
Air Products & Chemicals, Inc.	4,421	297,047
Airgas, Inc.	1,200	46,908
Albemarle Corp.	700	31,745
Ashland, Inc.	1,352	96,100
Cabot Corp.	1,195	40,618
Celanese Corp., Series - A	1,100	23,067
Chemtura Corp.	3,400	40,052
Cytec Industries, Inc.	800	48,008
Dow Chemical Co.	1,249	50,709
E.I. Du Pont De Nemours & Co.	16,479	695,579
Eastman Chemical Co.	1,686	86,289
Engelhard Corp.	2,450	97,045
FMC Corp.	800	49,584
Huntsman Corp. (b)	1,200	23,160
Lubrizol Corp.	1,419	60,804
Monsanto Co.	1,262	106,955
PPG Industries, Inc.	3,692	233,888
Praxair, Inc.	826	45,554
Rohm & Haas Co.	3,282	160,391
Sigma-Aldrich Corp.	1,375	90,461
The Mosaic Co. (b)	2,700	38,745
Tronox, Inc., Class - B (b)	491	8,335
Valhi, Inc.	200	3,540
Valspar Corp.	2,332	64,993

		2,439,577

Clothing/Apparel - 0.12%
Burlington Industries, Inc.	8,300	762,853
Columbia Sportswear Co. (b)	200	10,666
Jones Apparel Group, Inc.	2,500	88,425
Liz Claiborne, Inc.	2,392	98,024
Polo Ralph Lauren Corp.	900	54,549
VF Corp.	1,800	102,420

		1,116,937

Computer Software & Services - 0.17%
Affiliated Computer Services, Inc., Class - A (b)	900	53,694
Applera Corp.	3,800	103,132
BEA Systems, Inc. (b)	7,800	102,414
BMC Software, Inc. (b)	2,517	54,518
CA, Inc.	2,700	73,467

Cadence Design Systems, Inc. (b)	3,000	55,470
Ceridian Corp. (b)	1,561	39,727
Checkfree Corp. (b)	200	10,100
Computer Sciences Corp. (b)	4,057	225,367
Compuware Corp. (b)	4,410	34,530
Electronic Data Systems Corp.	8,525	228,727
NCR Corp. (b)	3,094	129,298
Novell, Inc. (b)	8,700	66,816
SanDisk Corp. (b)	900	51,768
Sybase, Inc. (b)	1,900	40,128
Symantec Corp. (b)	7,470	125,720
Symbol Technologies, Inc.	600	6,348
Take-Two Interactive Software, Inc. (b)	200	3,732
The Reynolds & Reynolds Co., Class - A	1,200	34,080
Unisys Corp. (b)	6,969	48,016

		1,487,052

Computer Systems - 0.30%
Hewlett Packard Co.	62,215	2,046,873
Ingram Micro, Inc. (b)	1,300	26,000
International Business Machines Corp.	5,293	436,514
Sun Microsystems, Inc. (b)	30,700	157,491
Tech Data Corp. (b)	821	30,303

		2,697,181

Conglomerates - 0.63%
Altria Group, Inc.	26,550	1,881,333
Dover Corp.	1,400	67,984
General Electric Co.	55,112	1,916,796
Hawaiian Electric Industries, Inc.	1,700	46,121
Honeywell International, Inc.	18,357	785,129
IAC/Interactive Corp. (b)	1,657	48,832
ITT Industries, Inc.	302	16,978
Pentair, Inc.	310	12,633
Raytheon Co.	7,479	342,837
Sprectrum Brands, Inc. (b)	200	4,344
SPX Corp.	1,367	73,025
Teleflex, Inc.	749	53,651
Temple - Inland, Inc.	2,508	111,731
Textron, Inc.	1,897	177,161
W.W. Grainger, Inc.	1,300	97,955

		5,636,510

Construction Materials & Supplies - 0.04%
Carlisle Cos., Inc.	300	24,540
Lafarge Corp.	734	61,656
Louisiana-Pacific Corp.	2,300	62,560
Martin Marietta Materials, Inc.	137	14,663
Masco Corp.	1,905	61,893
RPM International, Inc.	2,488	44,635
Timken Co.	836	26,978
Vulcan Materials Co.	770	66,721

		363,646

Consumer Products & Services - 0.02%
Mattel, Inc.	7,900	143,227
The Scotts Co.	800	36,608

		179,835

Containers & Packaging - 0.06%
Avery Dennison Corp.	700	40,936
Ball Corp.	1,942	85,117
Bemis Co., Inc.	2,272	71,750
Owens - Illinois, Inc. (b)	3,388	58,850
Packaging Corp. of America	1,349	30,272
Pactiv Corp. (b)	2,924	71,755
Sealed Air Corp.	1,100	63,657
Sonoco Products Co.	2,154	72,956

		495,293

Education Services - 0.00%
Laureate Education, Inc. (b)	100	5,338

Electronic Components & Instruments - 0.26%
Agilent Technologies, Inc. (b)	1,518	57,001
Arrow Electronics, Inc. (b)	2,660	85,838
Avnet, Inc. (b)	2,138	54,262
AVX Corp.	920	16,284
Diebold, Inc.	129	5,302
Eaton Corp.	2,300	167,831
Emerson Electric Co.	1,453	121,514
Energizer Holdings, Inc. (b)	251	13,303
Freescale Semiconductor, Inc., Class - B (b)	7,600	211,052
General Dynamics Corp.	8,574	548,566
Hubbell, Inc., Class - B	1,246	63,870
International Rectifier Corp. (b)	300	12,429
Intersil Holding Corp.	1,600	46,272
Johnson Controls, Inc.	3,342	253,758
Mettler-Toledo International, Inc. (b)	200	12,068
Micron Technology, Inc. (b)	6,000	88,320
Molex, Inc.	1,459	48,439
Parker-Hannifin Corp.	1,486	119,786
PerkinElmer, Inc.	1,300	30,511
Sanmina-SCI Corp. (b)	6,300	25,830
Solectron Corp. (b)	10,600	42,400
Synopsys, Inc. (b)	2,700	60,345
Tektronix, Inc.	1,330	47,494
Teradyne, Inc. (b)	1,400	21,714
Thermo Electron Corp. (b)	2,200	81,598
Thomas & Betts Corp. (b)	700	35,966
Vishay Intertechnology, Inc. (b)	2,455	34,959

		2,306,712

Entertainment - 0.10%
The Walt Disney Co.	31,425	876,443
Warner Music Group Corp.	600	13,014

		889,457

Financial Services - 2.11%
A.G. Edwards, Inc.	1,720	85,759
Allied Capital Corp.	2,930	89,658
Ambac Financial Group, Inc.	1,810	144,076
Americredit Corp. (b)	1,708	52,487
Bear Stearns Cos., Inc.	2,600	360,620
CapitalSource, Inc.	332	8,260
CBOT Holding, Inc., Class - A (b)	100	11,940
Citigroup, Inc.	111,585	5,270,160
Convergys Corp. (b)	3,100	56,451
Countrywide Credit Industries, Inc.	11,554	424,032
Deluxe Corp.	1,100	28,787
Downey Financial Corp.	400	26,920
E*TRADE Group, Inc. (b)	8,900	240,122
Fannie Mae	20,800	1,069,120
Federated Investors, Inc.	100	3,905
First Horizon National Corp.	2,600	108,290
Freddie Mac	14,837	905,057
Friedman, Billings, Ramsey Group, Inc.	3,000	28,140
Golden West Financial Corp.	3,222	218,774
Goldman Sachs Group, Inc.	7,236	1,135,763
Hartford Financial Services Group, Inc.	6,319	508,995
IndyMac Mortgage Holdings, Inc.	694	28,405
Interactive Data Corp.	300	7,050
iStar Financial, Inc.	2,485	95,126

J.P. Morgan Chase & Co.	75,540	3,145,486
Lehman Brothers Holdings, Inc.	5,913	854,606
Merrill Lynch & Co., Inc.	20,295	1,598,434
MGIC Investment Corp.	2,024	134,859
Morgan Stanley	21,286	1,337,187
Nationwide Financial Services, Inc.	1,200	51,624
New Century Financial Corp.	500	23,010
New York Community Bancorp	5,849	102,474
Principal Financial Group	6,297	307,294
Raymond James Financial, Inc.	1,988	58,751
Regions Financial Corp.	9,877	347,374
South Financial Group, Inc.	1,400	36,610
TD Ameritrade Holding Corp. (b)	4,900	102,263

		19,007,869

Food - Retail - 0.10%
Albertson’s, Inc.	8,000	205,360
Kroger Co. (b)	15,552	316,639
Safeway, Inc.	9,600	241,152
Supervalu, Inc.	2,893	89,162

		852,313

Food Processing - 0.24%
Archer-Daniels-Midland Co.	14,145	475,980
Campbell Soup Co.	2,381	77,144
ConAgra Foods, Inc.	11,191	240,159
Dean Foods Co. (b)	2,950	114,549
Del Monte Foods Co.	4,300	50,998
General Mills, Inc.	5,899	298,961
H.J. Heinz Co.	3,537	134,123
Hormel Foods Corp.	1,609	54,384
J.M. Smucker Co.	1,200	47,640
Kellogg Co.	1,800	79,272
Kraft Foods, Inc.	5,428	164,523
McCormick & Co., Inc.	848	28,713
Pilgrim’s Pride Corp.	200	4,334
Sara Lee Corp.	10,755	192,299
Smithfield Foods, Inc. (b)	1,774	52,049
The Hershey Co.	200	10,446
TreeHouse Foods, Inc. (b)	510	13,541
Tyson Foods, Inc., Class - A	5,018	68,947

		2,108,062

Funeral Services - 0.01%
Service Corp. International	7,140	55,692

Furniture & Fixtures - 0.02%
Hillenbrand Industry, Inc.	727	39,978
Leggett & Platt, Inc.	3,140	76,521
Mohawk Industries, Inc. (b)	872	70,388

		186,887

Health Care - 0.13%
Community Health Systems, Inc. (b)	400	14,460
Emdeon Corp. (b)	1,679	18,133
Health Management Associates, Inc., Class - A	500	10,785
Health Net, Inc. (b)	1,000	50,820
Humana, Inc. (b)	856	45,068
McKesson Corp.	3,940	205,392
Medco Health Solutions, Inc. (b)	1,826	104,484
Omnicare, Inc.	1,876	103,161
Sierra Health Services, Inc. (b)	200	8,140
Tenet Healthcare Corp. (b)	8,500	62,730
Triad Hospitals, Inc. (b)	1,125	47,138
Universal Health Services, Inc.	300	15,237
WellPoint, Inc. (b)	6,319	489,280

		1,174,828

Homebuilding / Development - 0.06%
Beazer Homes USA, Inc.	500	32,850
Centex Corp.	1,300	80,587
D. R. Horton, Inc.	1,472	48,900
KB Home	300	19,494
Lennar Corp.	1,248	75,354
MDC Holdings, Inc.	269	17,299
Meritage Homes Corp. (b)	500	27,480
Pulte Homes, Inc.	4,668	179,345
Standard Pacific Corp.	1,300	43,706

		525,015

Hotels & Lodging - 0.05%
Cendant Corp.	20,262	351,546
Starwood Hotels & Resorts Worldwide, Inc.	1,797	121,711

		473,257

Household Products & Appliances - 0.07%
Alberto-Culver Co., Class - B	1,118	49,449
Clorox Co.	3,287	196,727
Colgate-Palmolive Co.	3,100	177,010
Newell Rubbermaid, Inc.	4,730	119,149
Whirlpool Corp.	1,290	117,996

		660,331

Insurance - 0.98%
Aetna, Inc.	2,464	121,081
AFLAC, Inc.	2,123	95,811
Alleghany Corp. (b)	118	34,254
Allstate Corp.	14,385	749,602
American Financial Group, Inc.	1,109	46,145
American International Group, Inc.	34,625	2,288,367
American National Insurance Co.	200	22,416
AmerUs Group Co.	800	48,192
Aon Corp.	6,783	281,562
Arthur J. Gallagher & Co.	300	8,343
Assurant, Inc.	2,400	118,200
Chubb Corp.	4,175	398,462
Cigna Corp.	2,663	347,841
Cincinnati Financial Corp.	3,817	160,581
CNA Financial Corp. (b)	500	15,920
Conseco, Inc. (b)	3,300	81,906
Erie Indemnity, Inc.	700	36,848
Fidelity National Financial, Inc.	3,457	122,827
Fidelity National Title Group, Inc., Class - A	535	12,181
First American Financial Corp.	1,800	70,488
Genworth Financial, Inc.	4,600	153,778
Hanover Insurance Group, Inc.	1,000	52,420
HCC Insurance Holdings, Inc.	1,206	41,969
Jefferson-Pilot Corp.	2,755	154,115
Leucadia National Corp.	1,849	110,311
Lincoln National Corp.	3,767	205,641
Loews Corp.	3,196	323,435
Markel Corp. (b)	104	35,119
Marsh & McLennan Cos., Inc.	11,400	334,704
MBIA, Inc.	2,756	165,718
Mercury General Corp.	500	27,450
MetLife, Inc.	8,931	431,992
Old Republic International Corp.	4,735	103,318
Philadelphia Consolidated Holding Corp. (b)	300	10,242
PMI Group, Inc.	1,866	85,687
Progressive Corp.	430	44,832
Protective Life Corp.	1,431	71,178
Radian Group, Inc.	1,880	113,270
Reinsurance Group of America, Inc.	600	28,374

SAFECO Corp.	2,800	140,588
St. Paul Cos., Inc.	14,511	606,415
StanCorp Financial Group, Inc.	1,200	64,932
The Commerce Group, Inc.	500	26,420
Torchmark Corp.	2,170	123,907
Transatlantic Holdings, Inc.	527	30,803
Unitrin, Inc.	469	21,813
UnumProvident Corp.	6,395	130,970
W.R. Berkley	1,837	106,656
Wesco Financial Corp.	47	18,753

		8,825,837

Machinery, Tools & Engineering - 0.09%
Black & Decker Corp.	800	69,512
Cummins, Inc.	400	42,040
Deere & Co.	4,734	374,222
IDEX Corp.	200	10,434
Illinois Tool Works, Inc.	334	32,168
Jacobs Engineering Group, Inc. (b)	200	17,348
Novellus Systems (b)	1,300	31,200
Pall Corp.	2,460	76,727
Snap-On, Inc.	1,221	46,545
Stanley Works	600	30,396
Terex Corp. (b)	1,100	87,164

		817,756

Manufacturing - 0.01%
AptarGroup, Inc.	700	38,675
Harsco Corp.	100	8,262
Roper Industries, Inc.	200	9,726
USG Corp. (b)	800	75,968

		132,631

Media - 0.35%
CBS Corp., Class - B	12,447	298,479
Liberty Media Corp., Class - A (b)	38,047	312,366
News Corp., Class - A	29,728	493,782
Time Warner, Inc.	93,202	1,564,861
Viacom, Inc., Class - B (b)	12,447	482,944
Westwood One, Inc.	1,100	12,144

		3,164,576

Medical Equipment & Supplies - 0.04%
Bausch & Lomb, Inc.	177	11,275
Cardinal Health, Inc.	3,200	238,464
Fisher Scientific International, Inc. (b)	1,200	81,660
Invitrogen Corp. (b)	500	35,065
The Cooper Cos., Inc.	200	10,806

		377,270

Metals - 0.21%
Alcoa, Inc.	18,838	575,689
Newmont Mining Corp.	8,800	456,632
Nucor Corp.	3,400	356,286
Phelps Dodge Corp.	2,000	161,060
Precision Castparts Corp.	1,870	111,078
Rowan Cos., Inc.	1,060	46,598
United States Steel Corp.	2,552	154,855

		1,862,198

Office Equipment - 0.05%
Pitney Bowes, Inc.	2,270	97,451
Steelcase, Inc.	810	14,580
Xerox Corp. (b)	20,500	311,600

		423,631

Oil & Gas - 2.08%
AGL Resources, Inc.	1,700	61,285
Amerada Hess Corp.	1,740	247,776

Anadarko Petroleum Corp.	5,100	515,151
Apache Corp.	6,990	457,915
Atmos Energy Corp.	1,600	42,128
Chesapeake Energy Corp.	4,900	153,909
ChevronTexaco Corp.	48,674	2,821,632
ConocoPhillips	29,886	1,887,301
CONSOL Energy, Inc.	600	44,496
Cooper Cameron Corp. (b)	400	17,632
Devon Energy Corp.	9,616	588,211
Energen Corp.	1,500	52,500
ENSCO International, Inc.	887	45,636
Equitable Resources, Inc.	348	12,705
Exxon Mobil Corp.	136,575	8,311,955
Forest Oil Corp. (b)	1,100	40,898
Helmerich & Payne, Inc.	400	27,928
Kerr-McGee Corp.	2,433	232,303
Lyondell Chemical Co.	4,523	90,008
Marathon Oil Corp.	7,812	595,040
Mariner Energy, Inc. (b)	490	10,055
MDU Resources Group, Inc.	2,594	86,769
National-Oilwell, Inc. (b)	1,487	95,346
Newfield Exploration Co. (b)	678	28,408
Noble Energy, Inc.	3,260	143,179
Occidental Petroleum Corp.	9,053	838,760
ONEOK, Inc.	2,400	77,400
Pioneer Natural Resources Co.	2,700	119,475
Pogo Producing Co.	1,256	63,114
Pride International, Inc. (b)	1,470	45,835
Southern Union Co.	2,180	54,129
Sunoco, Inc.	666	51,662
Tesoro Corp.	600	41,004
UGI Corp.	2,400	50,568
Valero Energy Corp.	12,718	760,282
Vectren Corp.	1,603	42,287
Western Gas Resources, Inc.	100	4,825

		18,759,507

Paper Products - 0.15%
International Paper Co.	10,484	362,432
Kimberly-Clark Corp.	5,613	324,431
MeadWestvaco Corp.	4,093	111,780
Rayonier, Inc.	1,562	71,212
Smurfit-Stone Container Corp. (b)	5,300	71,921
Weyerhaeuser Co.	5,162	373,883

		1,315,659

Pharmaceuticals - 0.83%
Abbott Laboratories	4,200	178,374
AmerisourceBergen Corp.	4,514	217,891
Bristol-Myers Squibb Co.	25,043	616,308
Caremark Rx, Inc. (b)	1,000	49,180
Eli Lilly & Co.	1,400	77,420
Hospira, Inc. (b)	1,700	67,082
King Pharmaceuticals, Inc. (b)	5,300	91,425
Merck & Co., Inc.	36,409	1,282,689
Mylan Laboratories, Inc.	3,400	79,560
Pfizer, Inc.	159,600	3,977,232
Watson Pharmaceuticals, Inc. (b)	2,178	62,596
Wyeth	14,500	703,540

		7,403,297

Photography/Imaging Technology - 0.02%
Eastman Kodak Co.	6,030	171,493

Publishing & Printing - 0.10%
Belo (A.H.) Corp.	2,000	39,760

Gannett Co., Inc.	5,287	316,797
Knight-Ridder, Inc.	1,564	98,860
Lee Enterprises, Inc.	1,008	33,556
McClatchy Co., Class - A	364	17,781
New York Times Co., Class - A	3,238	81,954
R.R. Donnelley & Sons Co.	4,622	151,232
Tribune Co.	5,144	141,100
Washington Post Co., Class - B	14	10,875

		891,915

Railroads - 0.21%
Burlington Northern Santa Fe Corp.	8,030	669,140
CSX Corp.	4,655	278,369
Norfolk Southern Corp.	7,380	399,037
Union Pacific Corp.	5,649	527,334

		1,873,880

Real Estate - 0.05%
AMB Property Corp.	1,801	97,740
Kimco Realty Corp.	4,326	175,809
Plum Creek Timber Co., Inc.	4,003	147,831
Ryland Group, Inc.	200	13,880
Trizec Properties	2,060	53,004

		488,264

Real Estate Investment Trusts - 0.47%
American Financial Realty Trust	2,700	31,455
Annaly Mortgage Management, Inc.	2,652	32,195
Apartment Investment & Management Co.	2,104	98,678
Archstone-Smith Trust	4,500	219,465
Arden Realty, Inc.	1,511	68,191
AvalonBay Communities, Inc.	1,600	174,560
Boston Properties, Inc.	2,366	220,630
BRE Properties, Class - A	1,058	59,248
Camden Property Trust	1,000	72,050
CarrAmerica Realty Corp.	1,200	53,532
CBL & Associates Properties, Inc.	900	38,205
Crescent Real Estate Equities Co.	1,606	33,838
Developers Diversified Realty Corp.	2,316	126,801
Duke Realty Corp.	2,900	110,055
Equity Office Properties Trust	8,130	273,005
Equity Residential Properties Trust	6,171	288,741
Essex Property Trust, Inc.	500	54,365
Federal Realty Investment Trust	700	52,640
General Growth Properties, Inc.	1,899	92,804
Health Care Property Investors, Inc.	2,996	85,086
Health Care REIT, Inc.	1,300	49,530
Healthcare Realty Trust, Inc.	1,100	41,118
Hospitality Properties Trust	1,450	63,322
Host Marriott Corp.	7,649	163,689
HRPT Properties Trust	4,500	52,830
KKR Financial Corp.	800	17,944
Liberty Property Trust	1,813	85,501
Macerich Co.	1,000	73,950
Mack-Cali Realty Corp.	1,267	60,816
New Plan Excel Realty Trust	2,303	59,740
Pan Pacific Retail Properties, Inc.	900	63,810
ProLogis Trust	4,741	253,644
Public Storage, Inc.	400	32,492
Realty Income Corp.	1,700	41,157
Reckson Associates Realty Corp.	1,700	77,894
Regency Centers Corp.	1,400	94,066
Shurgard Storage Centers, Class - A	1,000	66,630
Simon Property Group, Inc.	2,317	194,952
SL Green Realty Corp.	800	81,200

Thornburg Mortgage, Inc.	2,100	56,826
United Dominion Realty Trust, Inc.	1,674	47,776
Vornado Realty Trust	2,600	249,600
Weingarten Realty Investors	1,650	67,238

		4,181,269

Recreation - 0.02%
Brunswick Corp.	463	17,992
Expedia, Inc. (b)	1,657	33,587
Hasbro, Inc.	3,359	70,875
International Speedway Corp.	600	30,540

		152,994

Restaurants - 0.12%
CBRL Group, Inc.	500	21,955
McDonald’s Corp.	27,226	935,485
Outback Steakhouse, Inc.	60	2,640
Wendy’s International, Inc.	1,182	73,355

		1,033,435

Retail - 0.22%
American Greetings Corp., Class - A	1,400	30,268
AnnTaylor Stores Corp. (b)	900	33,111
AutoNation, Inc. (b)	3,910	84,261
Barnes & Noble, Inc.	800	37,000
BJ’s Wholesale Club, Inc. (b)	1,500	47,265
Borders Group, Inc.	1,561	39,400
Circuit City Stores, Inc.	2,227	54,517
Claire’s Stores, Inc.	200	7,262
Costco Wholesale Cos.	6,353	344,078
Dillards, Inc., Class - A	1,400	36,456
Dollar Tree Stores, Inc. (b)	600	16,602
Family Dollar Stores, Inc.	700	18,620
Federated Department Stores, Inc.	5,860	427,779
Foot Locker, Inc.	1,474	35,199
J.C. Penney Co.	2,899	175,129
Office Depot, Inc. (b)	6,362	236,921
Officemax, Inc.	1,404	42,359
Rent-A-Center, Inc. (b)	400	10,236
Rite Aid Corp. (b)	10,700	42,800
Saks, Inc. (b)	2,471	47,690
Sears Holding Corp. (b)	1,188	157,101
Tiffany & Co.	1,900	71,326

		1,995,380

Semiconductors - 0.02%
Advanced Micro Devices, Inc. (b)	4,649	154,161
LSI Logic Corp. (b)	5,172	59,788

		213,949

Telecommunications - 1.04%
ADC Telecommunications, Inc. (b)	2,628	67,251
Alltel Corp.	6,998	453,121
American Tower Corp. (b)	600	18,192
Andrew Corp. (b)	2,600	31,928
AT&T, Inc.	84,350	2,280,829
Avaya, Inc. (b)	2,900	32,770
BellSouth Corp.	39,362	1,363,893
CenturyTel, Inc.	2,876	112,509
Citizens Communications Co.	7,560	100,321
Comverse Technology, Inc. (b)	400	9,412
Crown Castle International Corp. (b)	1,800	51,030
Harris Corp.	402	19,011
JDS Uniphase Corp. (b)	18,100	75,477
Juniper Networks, Inc. (b)	3,200	61,184
L-3 Communications Holdings, Inc.	1,100	94,369
Lucent Technologies, Inc. (b)	94,825	289,216

Motorola, Inc.	10,500	240,555
NTL, Inc. (b)	5,618	163,540
PanAmSat Holding Corp.	500	12,410
Qwest Communications International, Inc. (b)	32,400	220,320
Sprint Nextel Corp.	49,409	1,276,729
Telephone & Data Systems, Inc.	2,126	83,849
Tellabs, Inc. (b)	9,689	154,055
U.S. Cellular Corp. (b)	257	15,256
Verizon Communications, Inc.	62,853	2,140,773

		9,368,000

Tobacco - 0.04%
Carolina Group	1,400	66,178
Reynolds American, Inc.	1,851	195,281
UST, Inc.	1,645	68,432

		329,891

Transportation - 0.03%
Alexander & Baldwin, Inc.	900	42,912
Laidlaw International, Inc.	2,300	62,560
Overseas Shipholding Group, Inc.	600	28,758
Ryder Systems, Inc.	787	35,242
Swift Transportation Co., Inc. (b)	400	8,692
Tidewater, Inc.	766	42,306
YRC Worldwide, Inc. (b)	1,200	45,672

		266,142

Utilities - 0.99%
Allegheny Energy, Inc. (b)	3,500	118,475
Alliant Energy Corp.	2,471	77,762
Ameren Corp.	4,190	208,746
American Electric Power, Inc.	8,210	279,304
Aqua America, Inc.	2,416	67,213
Arch Coal, Inc.	900	68,346
Centerpoint Energy, Inc.	6,347	75,720
Cinergy Corp.	4,227	191,948
CMS Energy Corp. (b)	4,600	59,570
Consolidated Edison, Inc.	5,188	225,678
Constellation Energy Group, Inc.	3,833	209,703
Detroit Edison Co.	3,767	151,019
Dominion Resources, Inc.	7,338	506,542
DPL, Inc.	2,842	76,734
Duke Power Co., Inc.	19,994	582,825
Dynegy, Inc. (b)	6,512	31,258
Edison International	6,926	285,213
El Paso Energy Corp.	13,915	167,676
Energy East Corp.	3,133	76,132
Entergy Corp.	4,494	309,816
Exelon Corp.	14,350	759,114
FirstEnergy Corp.	7,050	344,745
Florida Power & Light, Inc.	8,408	337,497
Great Plains Energy, Inc.	1,600	45,040
KeySpan Corp.	3,790	154,897
Kinder Morgan, Inc.	151	13,890
National Fuel Gas Co.	1,700	55,624
NiSource, Inc.	5,912	119,541
Northeast Utilities	3,098	60,504
NRG Energy, Inc. (b)	3,000	135,660
NSTAR	2,338	66,890
OGE Energy Corp.	1,807	52,403
Pepco Holdings, Inc.	3,883	88,494
PG&E Corp.	7,400	287,860
Piedmont Natural Gas Co., Inc.	1,500	35,985
Pinnacle West Capital Corp.	2,198	85,942
PNM Resources, Inc.	1,600	39,040

PPL Corp.	8,116	238,610
Progress Energy, Inc.	5,370	236,173
Progress Energy, Inc. - CVO (b)	2,700	0
Public Service Enterprise Group, Inc.	5,149	329,742
Puget Energy, Inc.	2,483	52,590
Questar Corp.	1,368	95,828
Reliant Resources, Inc. (b)	6,164	65,215
SCANA Corp.	2,398	94,098
Sempra Energy	5,517	256,320
Southern Co.	15,902	521,109
Teco Energy, Inc.	4,200	67,704
Westar Energy, Inc.	1,800	37,458
Williams Cos., Inc.	4,911	105,046
Wisconsin Energy Corp.	2,410	96,376
WPS Resources Corp.	800	39,376
Xcel Energy, Inc.	8,770	159,176

		8,847,627

Waste Disposal - 0.05%
Allied Waste Industries, Inc. (b)	2,940	35,986
Republic Services, Inc.	2,957	125,702
Waste Management, Inc.	8,861	312,793

		474,481

		139,134,890

Total Common Stocks (Cost $718,026,790)		861,756,962

Commercial Paper - 2.95%
Institutional Capital Corp. - 2.95%
Commercial Paper - 2.95%
United Parcel Service, 4.61%, 4/3/06	26,500,000	26,500,000

Total Commercial Paper (Cost $26,493,213)		26,500,000

Short-Term Investments - 0.46%
State Street Global Advisors - 0.46%
Money Market Mutual Fund - 0.46%
Alliance Money Market Fund Prime Portfolio, 3.69%	4,085,782	4,085,782

Total Short-Term Investments (Cost $4,085,782)		4,085,782

Time Deposit - 0.35%
Institutional Capital Corp. - 0.06%
Eurodollar Time Deposit, 4.00%, 4/3/06	573,126	573,126

JS Asset Management - 0.29%
Eurodollar Time Deposit, 4.00%, 4/3/06	2,563,346	2,563,346

Total Time Deposit (Cost $3,136,472)		3,136,472

Exchange Traded Funds - 0.22%
JS Asset Management - 0.22%
Exchange- traded Fund - 0.22%
iShares Russell 1000 Value Index Fund	27,510	2,008,780

Total Exchange Traded Funds (Cost $2,002,590)		2,008,780

Treasury Bills - 0.04%
State Street Global Advisors - 0.04%
U.S. Treasury Bills, 4.40%, 6/8/06, (a)*	405,000	401,684

Total Treasury Bills (Cost $401,634)		401,684

Total Investments (Cost $754,146,481) - 100.07%		897,889,680
Liabilities in excess of other assets - (0.07)%		(654,593)

NET ASSETS - 100.00%		$897,235,087

(a)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.
(b)	Represents non-income producing securities.
*	Rate disclosed represents yield effective at purchase.

ADR – American Depository Receipt

CVO – Contingent Value Obligation

See accompanying notes to the financial statements.

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
26	S&P 500 E-mini Future	$1,694,290	June-06	$9,617
3	S&P 400 Midcap E-mini Future	$239,520	June-06	$7,583
2	Russell 1000 Future	$711,250	June-06	$13,239
2	Russell 1000 Value Future	$727,550	June-06	$7,439

	Total Unrealized Loss			$37,878

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Shares	Value
Common Stocks - 96.69%
Jennison Associates LLC - 50.52%
Apparel - 1.88%
Coach, Inc. (a)	289,200	10,000,536
NIKE, Inc., Class - B	118,700	10,101,370
Urban Outfitters, Inc. (a)	158,500	3,889,590

		23,991,496

Biotechnology - 3.24%
Amgen, Inc. (a)	203,200	14,782,800
Genentech, Inc. (a)	151,000	12,761,010
Gilead Sciences, Inc. (a)	221,100	13,756,842

		41,300,652

Capital Markets - 2.24%
Goldman Sachs Group, Inc.	66,400	10,422,144
Lehman Brothers Holdings, Inc.	31,200	4,509,336
Merrill Lynch & Co.	173,100	13,633,356

		28,564,836

Communications Equipment - 2.73%
Cisco Systems, Inc. (a)	628,100	13,610,927
Nokia Corp. - ADR	454,700	9,421,384
QUALCOMM, Inc.	232,400	11,761,764

		34,794,075

Computer Hardware - 0.72%
Apple Computer, Inc. (a)	145,200	9,106,944

Computer Services - 3.38%
Google, Inc., Class - A (a)	73,000	28,470,000
Yahoo!, Inc. (a)	455,100	14,681,526

		43,151,526

Computer Software - 1.19%
Adobe Systems, Inc.	435,300	15,200,676

Consumer Finance - 1.20%
American Express Co.	290,000	15,239,500

Diversified Financial Services - 0.26%
J.P. Morgan Chase & Co.	80,700	3,360,348

E-Commerce - 0.28%
Getty Images, Inc. (a)	46,800	3,504,384

Electronic Components & Instruments - 0.81%
Agilent Technologies (a)	273,300	10,262,415

Energy Equipment & Services - 1.24%
Schlumberger Ltd.	124,700	15,783,279

Entertainment - 1.05%
The Walt Disney Co.	479,300	13,367,677

Financial Services - 3.09%
Charles Schwab Corp.	717,300	12,344,733
Citigroup, Inc.	139,700	6,598,031
Legg Mason, Inc.	53,000	6,642,490
UBS AG	124,700	13,713,259

		39,298,513

Food & Beverages - 1.78%
PepsiCo, Inc.	212,900	12,303,491
Whole Foods Market, Inc.	155,100	10,304,844

		22,608,335

Health Care Equipment & Supplies - 1.66%
Alcon, Inc.	117,700	12,271,402
St. Jude Medical, Inc. (a)	215,300	8,827,300

		21,098,702

Health Care Providers & Services - 2.48%
Caremark Rx, Inc. (a)	203,300	9,998,294
UnitedHealth Group, Inc.	234,200	13,082,412
Wellpoint, Inc. (a)	109,500	8,478,585

		31,559,291

Hotels, Restaurants & Leisure - 1.20%
Marriott International, Inc., Class - A	143,200	9,823,520
The Cheesecake Factory, Inc. (a)	145,700	5,456,465

		15,279,985

Household Products - 1.55%
Procter & Gamble Co.	342,462	19,732,660

Industrial Conglomerates - 1.16%
General Electric Co.	424,300	14,757,154

Insurance - 1.49%
American International Group, Inc.	201,100	13,290,699
CIGNA Corp.	43,600	5,695,032

		18,985,731

Internet & Catalog Retail - 1.40%
eBay, Inc. (a)	457,300	17,862,138

Multiline Retail - 1.68%
Federated Department Stores, Inc.	161,100	11,760,300
Target Corp.	186,500	9,699,865

		21,460,165

Oil & Gas - 0.63%
Occidental Petroleum Corp.	86,900	8,051,285

Pharmaceuticals - 2.86%
Novartis AG - ADR	250,300	13,876,632
Roche Holdings AG - ADR	184,000	13,664,300
Sanofi-Aventis - ADR	186,200	8,835,190

		36,376,122

Retail - Specialty - 1.97%
Chico’s FAS, Inc. (a)	238,300	9,684,512
Lowe’s Cos., Inc.	145,500	9,376,020
Williams-Sonoma, Inc. (a)	142,100	6,025,040

		25,085,572

Semiconductors & Semiconductor Equipment - 4.48%
Broadcom Corp., Class - A (a)	356,400	15,382,224
MARVELL Technology Group Ltd. (a)	258,400	13,979,440
Maxim Integrated Products, Inc.	354,300	13,162,245
Texas Instruments, Inc.	453,000	14,708,910

		57,232,819

Software - 2.87%
Electronic Arts, Inc. (a)	192,800	10,550,016
Microsoft Corp.	481,000	13,088,010
SAP AG - ADR	237,700	12,911,864

		36,549,890

		643,566,170

SSgA Funds Management, Inc. - 46.17%
Advertising - 0.20%
Clear Channel Outdoor Holdings, Inc.	2,500	58,625
Interpublic Group of Cos., Inc. (a)	31,406	300,241
Lamar Advertising Co. (a)	6,116	321,824
Monster Worldwide, Inc. (a)	9,411	469,232
Omnicom Group, Inc.	16,519	1,375,207

		2,525,129

Aerospace/Defense - 0.82%
Alliant Techsystems, Inc. (a)	2,442	188,449
Boeing Co.	74,299	5,790,121
FLIR Systems, Inc. (a)	5,000	142,050
Goodrich Corp.	10,800	470,988
Lockheed Martin Corp.	33,300	2,501,829
Precision Castparts Corp.	4,000	237,600

Rockwell Collins, Inc.	16,000	901,600
Textron, Inc.	2,600	242,814

		10,475,451

Airlines - 0.04%
AMR Corp. (a)	16,500	446,325

Apparel - 0.55%
Abercrombie & Fitch Co.	7,640	445,412
American Eagle Outfitters, Inc.	10,400	310,544
Coach, Inc. (a)	34,016	1,176,273
Columbia Sportswear, Inc. (a)	216	11,519
Gap, Inc.	53,500	999,380
Limited Brands	30,541	747,033
Nike, Inc., Class - B	16,822	1,431,553
Polo Ralph Lauren Corp.	1,300	78,793
Quiksilver, Inc. (a)	9,700	134,442
Ross Stores, Inc.	13,690	399,611
Timberland Co., Class - A (a)	4,500	154,035
TJX Cos., Inc.	43,350	1,075,947

		6,964,542

Auto/Related Products - 0.09%
BorgWarner, Inc.	1,500	90,060
Copart, Inc. (a)	6,000	164,700
Goodyear Tire & Rubber Co. (a)	5,900	85,432
Johnson Controls, Inc.	3,300	250,569
Navistar International Corp. (a)	5,100	140,658
Oshkosh Truck Corp.	6,300	392,112

		1,123,531

Banking - 0.49%
Capital One Financial Corp.	7,695	619,601
Commerce Bancorp, Inc.	13,722	502,911
Cullen Frost Bankers, Inc.	300	16,125
East West Bancorp, Inc.	5,000	192,750
Fifth Third Bancorp	2,807	110,484
Golden West Financial Corp.	9,500	645,050
Hudson City Bancorp, Inc.	52,668	699,958
Mellon Financial Corp.	2,800	99,680
Northern Trust Corp.	9,700	509,250
Peoples Bank	4,900	160,475
SLM Corp.	37,411	1,943,127
Synovus Financial Corp.	28,020	759,062
TD Banknorth, Inc. (a)	1,300	38,155

		6,296,628

Biotechnology - 1.22%
Affymetrix, Inc. (a)	5,720	188,360
Amgen, Inc. (a)	111,235	8,092,346
Celgene Corp. (a)	30,240	1,337,213
Cephalon, Inc. (a)	5,085	306,371
Chiron Corp. (a)	9,200	421,452
Gen-Probe, Inc. (a)	4,800	264,576
Genzyme Corp. (a)	22,580	1,517,828
Gilead Sciences, Inc. (a)	40,312	2,508,213
ImClone Systems, Inc. (a)	6,200	210,924
Invitrogen Corp. (a)	2,047	143,556
Pharmaceutical Product Development, Inc. (a)	8,622	298,407
Techne Corp. (a)	3,200	192,448

		15,481,694

Business Services - 0.68%
Alliance Data Systems Corp. (a)	7,275	340,252
Aramark Corp.	5,949	175,733
CDW Corp.	5,330	313,671
ChoicePoint, Inc. (a)	7,739	346,320
Cintas Corp.	12,471	531,514

Dun & Bradstreet Corp. (a)	6,216	476,643
Ecolab, Inc.	16,640	635,648
Equifax, Inc.	8,304	309,241
Fair, Issac and Co., Inc.	4,216	167,038
Fidelity National Information Services, Inc.	16,013	649,327
Getty Images, Inc. (a)	4,200	314,496
Global Payments, Inc.	5,700	302,157
Hewitt Associates, Inc., Class - A (a)	1,700	50,558
Interactive Data Corp. (a)	1,100	25,850
Iron Mountain, Inc. (a)	10,051	409,478
Live Nation, Inc.	1,875	37,200
Manpower, Inc.	2,100	120,078
Paychex, Inc.	29,899	1,245,592
Pitney Bowes, Inc.	10,800	463,644
Robert Half International, Inc.	15,049	581,042
Salesforce.com, Inc. (a)	5,900	214,347
Scientific Games Corp., Class - A (a)	5,000	175,650
The Corporate Executive Board Co.	3,600	363,240
The Reynolds & Reynolds Co.	403	11,445
The ServiceMaster Co.	16,300	213,856
W.W. Grainger, Inc.	1,300	97,955
West Corp. (a)	1,900	84,854

		8,656,829

Casinos/Gaming - 0.26%
Harrah’s Entertainment, Inc.	10,300	802,988
International Game Technology, Inc.	31,160	1,097,455
MGM Mirage, Inc. (a)	10,780	464,510
Penn National Gaming, Inc. (a)	6,100	257,298
Station Casinos, Inc.	5,100	404,787
Wynn Resorts Ltd. (a)	4,100	315,085

		3,342,123

Chemicals - 0.60%
Air Products & Chemicals, Inc.	2,000	134,380
Airgas, Inc.	200	7,818
Cabot Corp.	300	10,197
Chemtura Corp.	7,200	84,816
E.I. du Pont de Nemours & Co.	14,000	590,940
International Flavors & Fragrance, Inc.	8,200	281,424
Monsanto Co.	18,800	1,593,300
Nalco Holding Co. (a)	6,900	122,130
Praxair, Inc.	25,300	1,395,295
Rohm & Haas Co.	800	39,096
Sigma-Aldrich Corp.	400	26,316
The Dow Chemical Co.	81,800	3,321,080

		7,606,792

Communications Equipment - 0.30%
American Tower Corp., Class - A (a)	33,527	1,016,538
Andrew Corp. (a)	3,600	44,208
Avaya, Inc. (a)	29,300	331,090
Comverse Technology, Inc. (a)	16,305	383,657
Crown Castle International Corp. (a)	12,200	345,870
Harris Corp.	10,200	482,358
Juniper Networks, Inc. (a)	35,742	683,387
L-3 Communications Holdings, Inc.	6,300	540,477

		3,827,585

Computer Hardware - 3.26%
Apple Computer, Inc. (a)	74,200	4,653,824
Cisco Systems, Inc. (a)	580,960	12,589,404
Dell, Inc. (a)	221,131	6,580,859
EMC Corp. (a)	216,573	2,951,890
International Business Machines Corp.	122,837	10,130,367
Lexmark International, Inc. (a)	10,074	457,158

National Instruments Corp.	4,650	151,683
NAVTEQ (a)	7,900	400,135
Network Appliance, Inc. (a)	33,037	1,190,323
SanDisk Corp. (a)	12,100	695,992
Solectron Corp. (a)	39,136	156,544
Sun Microsystems, Inc. (a)	182,000	933,660
Symbol Technologies, Inc.	19,588	207,241
Tech Data Corp. (a)	1,800	66,438
Western Digital Corp. (a)	19,700	382,771

		41,548,289

Computer Services - 1.70%
Affiliated Computer Services, Inc., Class - A (a)	6,595	393,458
Akamai Technologies, Inc. (a)	11,900	391,391
Amazon.com, Inc. (a)	27,700	1,011,327
Automatic Data Processing, Inc.	52,050	2,377,644
CACI International, Inc., Class - A (a)	2,500	164,375
Ceridian Corp. (a)	6,100	155,245
Cerner Corp. (a)	5,400	256,230
Cognizant Tech Solutions Corp. (a)	12,200	725,778
DST Systems, Inc. (a)	5,651	327,419
Electronic Data Systems Corp.	10,600	284,398
F5 Networks, Inc. (a)	3,500	253,715
First Data Corp.	70,132	3,283,580
Fiserv, Inc. (a)	17,460	742,923
Google, Inc., Class - A (a)	14,800	5,772,000
GTECH Holdings Corp.	11,200	381,360
IMS Health, Inc.	19,414	500,299
NCR Corp. (a)	4,000	167,160
SRA International, Inc., Class - A (a)	2,600	98,098
Total System Services, Inc.	3,203	63,804
Verisign, Inc. (a)	22,763	546,084
Yahoo!, Inc. (a)	109,078	3,518,856
Zebra Technologies Corp., Class - A (a)	6,375	285,090

		21,700,234

Computer Software - 2.88%
Activision, Inc. (a)	20,467	282,235
Adobe Systems, Inc.	52,990	1,850,411
Autodesk, Inc.	20,500	789,660
BEA Systems, Inc. (a)	1,593	20,916
BMC Software, Inc. (a)	8,311	180,016
CA, Inc.	30,300	824,463
Cadence Design Systems, Inc. (a)	12,115	224,006
Citrix Systems, Inc. (a)	15,029	569,599
Compuware Corp. (a)	15,000	117,450
Electronic Arts, Inc. (a)	27,556	1,507,864
Hyperion Solutions Corp. (a)	5,100	166,260
Intuit, Inc. (a)	14,024	745,937
McAfee, Inc. (a)	15,100	367,383
Microsoft Corp.	831,809	22,633,524
Oracle Corp. (a)	352,529	4,826,127
Red Hat, Inc. (a)	16,100	450,478
Symantec Corp. (a)	64,915	1,092,519
Synopsys, Inc. (a)	2,620	58,557

		36,707,405

Computer Systems/Peripherals - 0.02%
Diebold, Inc.	5,800	238,380

Conglomerates - 3.15%
Altria Group, Inc.	75,300	5,335,758
Corning, Inc. (a)	137,260	3,693,667
Dover Corp.	12,500	607,000
General Electric Co.	722,194	25,117,908
United Technologies Corp.	92,126	5,340,544

		40,094,877

Construction Services - 0.53%
American Standard Cos., Inc.	17,114	733,506
Centex Corp.	5,900	365,741
D.R. Horton, Inc.	17,933	595,734
Florida Rock Industries, Inc.	4,175	234,719
Fluor Corp.	7,900	677,820
Hovnanian Enterprises, Inc., Class - A (a)	3,000	131,790
Jacobs Engineering Group, Inc. (a)	4,100	355,634
KB HOME	6,200	402,876
Lennar Corp.	6,900	416,622
Martin Marietta Materials, Inc.	3,400	363,902
Masco Corp.	31,000	1,007,189
MDC Holdings, Inc.	1,670	107,398
NVR, Inc. (a)	421	311,098
Ryland Group, Inc.	3,400	235,960
Standard Pacific Corp.	800	26,896
Toll Brothers, Inc. (a)	9,100	315,133
Vulcan Materials Co.	5,900	511,235

		6,793,253

Consumer Finance - 0.41%
American Express Co.	98,480	5,175,124

Consumer Products - 1.84%
Alberto-Culver Co., Class - B	1,900	84,037
Autoliv, Inc.	1,000	56,580
Black & Decker Corp.	4,000	347,560
Brunswick Corp.	6,400	248,704
Church & Dwight Co., Inc.	5,700	210,444
Colgate-Palmolive Co.	34,059	1,944,769
Crown Holdings, Inc. (a)	14,900	264,326
Energizer Holdings, Inc. (a)	4,700	249,100
Fortune Brands, Inc.	13,100	1,056,253
Kimberly-Clark Corp.	19,313	1,116,291
Newell Rubbermaid, Inc.	4,400	110,836
Procter & Gamble Co.	287,078	16,541,435
Spectrum Brands, Inc. (a)	2,800	60,816
Take-Two Interactive Software, Inc. (a)	4,700	87,702
Tempur-Pedic International, Inc. (a)	2,800	39,620
The Estee Lauder Cos., Inc., Class - A	11,455	426,011
The Scotts Co., Class - A (a)	400	18,304
The Stanley Works	4,800	243,168
Toro Co.	3,600	171,900
Weight Watchers International, Inc. (a)	3,547	182,316

		23,460,172

Department Stores - 1.37%
Foot Locker, Inc.	7,900	188,652
J.C. Penney Co., Inc.	6,200	374,542
Kohl’s Corp. (a)	27,374	1,451,096
Sears Holding Corp. (a)	4,200	555,408
Target Corp.	79,770	4,148,838
Wal-Mart Stores, Inc.	226,340	10,692,301

		17,410,837

Distribution/Wholesale - 0.03%
Ingram Micro, Inc. (a)	5,700	114,000
SCP Pool Corp.	4,800	225,168

		339,168

Drugs - 2.99%
Allergan, Inc.	14,529	1,576,389
American Pharmaceuticals Partners, Inc. (a)	1,850	52,707
Barr Laboratories, Inc. (a)	9,402	592,138
Bristol-Myers Squibb Co.	70,720	1,740,419
Eli Lilly & Co.	82,433	4,558,545

Endo Pharmaceuticals Holdings, Inc. (a)	4,800	157,488
Forest Laboratories, Inc., Class - A (a)	29,242	1,305,070
Genentech, Inc. (a)	41,774	3,530,321
Johnson & Johnson	267,199	15,823,526
MedImmune, Inc. (a)	22,304	815,880
Merck & Co., Inc.	45,491	1,602,648
Millennium Pharmaceuticals, Inc. (a)	13,151	132,957
Mylan Laboratories, Inc.	4,918	115,081
OSI Pharmaceuticals, Inc. (a)	5,000	160,500
Schering-Plough Corp.	133,097	2,527,512
Sepracor, Inc. (a)	9,200	449,052
Wyeth Corp.	60,135	2,917,750

		38,057,983

E-Commerce - 0.34%
eBay, Inc. (a)	98,096	3,831,630
Expedia, Inc.	8,677	175,883
IAC/Interactive Corp.	8,877	261,605

		4,269,118

Electric Utilities - 0.08%
AES Corp. (a)	58,630	1,000,228

Electronic Components & Instruments - 0.54%
Agere Systems, Inc. (a)	15,850	238,384
Agilent Technologies, Inc. (a)	32,849	1,233,479
Avid Technology, Inc. (a)	3,341	145,200
Beckman Coulter, Inc.	5,275	287,857
Danaher Corp.	21,112	1,341,667
Eaton Corp.	3,800	277,286
Freescale Semiconductor, Inc., Class - B (a)	4,318	119,911
Harman International Industries, Inc.	6,066	674,115
MEMC Electronic Materials, Inc. (a)	12,100	446,732
Mettler-Toledo International, Inc. (a)	2,844	171,607
Millipore Corp. (a)	4,455	325,482
Pall Corp.	1,300	40,547
PerkinElmer, Inc.	5,789	135,868
Raytheon Co.	9,300	426,312
Thermo Electron Corp. (a)	4,900	181,741
Thomas & Betts Corp. (a)	2,500	128,450
Trimble Navigation Ltd. (a)	4,900	220,745
Waters Corp. (a)	9,810	423,302

		6,818,685

Electronic Equipment - 0.57%
American Power Conversion Corp.	14,300	330,473
AMETEK, Inc.	6,200	278,752
Amphenol Corp., Class - A	8,100	422,658
Avnet, Inc. (a)	3,800	96,444
AVX Corp.	900	15,930
Dolby Laboratories, Inc., Class - A (a)	2,000	41,800
Emerson Electric Co.	31,500	2,634,345
Fisher Scientific International, Inc. (a)	5,883	400,338
Hubbell, Inc., Class - B	200	10,252
Jabil Circuit, Inc. (a)	14,355	615,255
JDS Uniphase Corp. (a)	70,600	294,402
Molex, Inc.	6,451	214,173
Pentair, Inc.	7,500	305,625
Rockwell Automation, Inc.	16,600	1,193,706
Sanmina Corp. (a)	22,717	93,140
Tektronix, Inc.	2,100	74,991
Teradyne, Inc. (a)	13,012	201,816
Vishay Intertechnology, Inc. (a)	4,800	68,352

		7,292,452

Energy - 0.35%
CONSOL Energy, Inc.	5,800	430,128

Kinder Morgan, Inc.	8,880	816,871
Peabody Energy Corp.	23,600	1,189,676
Questar Corp.	1,700	119,085
TXU Corp.	42,800	1,915,728

		4,471,488

Entertainment - 0.13%
International Speedway Corp., Class - A	300	15,270
Regal Entertainment Group, Class - A	4,100	77,121
The Walt Disney Co.	41,400	1,154,646
XM Satellite Radio Holdings, Inc., Class - A (a)	19,500	434,265

		1,681,302

Financial Services - 1.25%
Affiliated Managers Group, Inc. (a)	3,000	319,830
Ambac Financial Group, Inc.	2,000	159,200
AmeriCredit Corp. (a)	5,200	159,796
Ameriprise Financial, Inc.	19,676	886,601
Bank of Hawaii Corp.	400	21,324
BlackRock, Inc.	1,800	252,000
CapitalSource, Inc. (a)	5,481	136,367
Charles Schwab Corp.	94,059	1,618,755
CheckFree Corp. (a)	6,204	313,302
Countrywide Credit Industries, Inc.	4,000	146,800
Eaton Vance Corp.	11,572	316,841
Federated Investors, Inc.	6,920	270,226
First Marblehead Corp. (a)	2,100	90,825
Franklin Resources, Inc.	14,500	1,366,480
Goldman Sachs Group, Inc.	4,900	769,104
H & R Block, Inc.	30,244	654,783
Investors Financial Services Corp.	6,267	293,734
Legg Mason, Inc.	11,100	1,391,163
MBIA, Inc.	700	42,091
Moody’s Corp.	22,510	1,608,565
Morgan Stanley Dean Witter & Co.	9,800	615,636
Nelnet, Inc., Class - A (a)	1,700	70,805
New Century Financial Corp.	2,300	105,846
Nuveen Investments, Class - A	4,900	235,935
SEI Investments Co.	5,700	231,021
T. Rowe Price Group, Inc.	11,700	915,057
TCF Financial Corp.	8,846	227,785
TD Ameritrade Holding Corp.	11,800	246,266
The Chicago Mercantile Exchange	3,100	1,387,250
The Student Loan Corp.	300	69,900
Wells Fargo & Co.	15,300	977,211

		15,900,499

Food & Beverages - 2.00%
Anheuser-Busch Cos., Inc.	42,907	1,835,132
Aqua America, Inc.	800	22,256
Brown-Forman Corp., Class - B	4,828	371,611
Campbell Soup Co.	10,000	324,000
Coca-Cola Co.	116,752	4,888,406
Constellation Brands, Inc. (a)	3,800	95,190
General Mills, Inc.	1,500	76,020
H.J. Heinz Co.	17,100	648,432
Hershey Foods Corp.	14,370	750,545
Kellogg Co.	14,900	656,196
McCormick & Co., Inc.	8,160	276,298
Pepsi Bottling Group, Inc.	3,139	95,394
PepsiCo, Inc.	150,578	8,701,903
Sara Lee Corp.	25,800	461,304
Starbucks Corp. (a)	70,262	2,644,662
Sysco Corp.	56,540	1,812,107
Whole Foods Market, Inc.	12,476	828,905
William Wrigley Jr., Co.	15,700	1,004,800

		25,493,161

Forest Products & Papers - 0.03%
Avery Dennison Corp.	6,370	372,518

Health Care - 1.14%
Aetna, Inc.	41,500	2,039,309
Amerigroup Corp. (a)	4,200	88,368
Cardinal Health, Inc.	24,830	1,850,331
Caremark Rx, Inc. (a)	36,225	1,781,546
Community Health Systems, Inc. (a)	6,880	248,712
Coventry Health Care, Inc. (a)	14,280	770,834
DaVita, Inc. (a)	8,792	529,366
Emdeon Corp.	23,991	259,103
Express Scripts, Inc. (a)	11,172	982,019
HCA, Inc.	39,458	1,806,782
Health Management Associates, Inc.	20,250	436,793
Health Net, Inc. (a)	5,900	299,838
Laboratory Corp. of America Holdings (a)	12,100	707,608
LifePoint Hospitals, Inc. (a)	5,300	164,830
Lincare Holdings, Inc. (a)	7,860	306,226
Manor Care, Inc.	6,933	307,479
McKesson Corp.	10,410	542,673
Omnicare, Inc.	3,360	184,766
Quest Diagnostics, Inc.	14,536	745,697
Sierra Health Services, Inc.	3,800	154,660
Tenet Healthcare Corp. (a)	5,900	43,542
Triad Hospitals, Inc. (a)	2,700	113,130
Universal Health Services	2,700	137,133

		14,500,745

Health Care Providers & Services - 0.76%
Humana, Inc. (a)	10,700	563,355
UnitedHealth Group, Inc.	122,462	6,840,727
Wellpoint, Inc. (a)	30,011	2,323,752

		9,727,834

Hotel/Gaming - 0.02%
Boyd Gaming Corp.	3,900	194,766
Las Vegas Sands Corp. (a)	2,100	118,986

		313,752

Hotels / Motels - 0.24%
Cendant Corp.	9,900	171,765
Choice Hotels International, Inc.	2,800	128,184
Hilton Hotels Corp.	34,400	875,824
Marriott International, Inc., Class - A	15,808	1,084,429
Starwood Hotels & Resorts Worldwide, Inc.	12,129	821,497

		3,081,699

Industrial Services - 0.59%
3M Co.	69,212	5,238,655
Donaldson Co., Inc.	6,700	226,393
Fastenal Co.	11,074	524,243
Gentex Corp.	14,060	245,488
Graco, Inc.	6,250	283,938
ITT Industries, Inc.	14,908	838,128
MSC Industrial Direct Co., Inc., Class - A	4,000	216,080

		7,572,925

Insurance - 0.67%
AFLAC, Inc.	35,733	1,612,630
American International Group, Inc.	61,337	4,053,762
Arthur J. Gallagher & Co.	7,269	202,151
Brown & Brown, Inc.	9,808	325,626
Erie Indemnity Co., Class - A	600	31,584
Hanover Insurance Group, Inc.	200	10,484
HCC Insurance Holdings, Inc.	4,800	167,040

Markel Corp. (a)	430	145,202
Philadelphia Consolidated Holding Corp. (a)	3,900	133,146
The Progressive Corp.	16,200	1,689,012
Transatlantic Holding, Inc.	125	7,306
Unitrin, Inc.	2,100	97,671
W.R. Berkley Corp.	1,925	111,766

		8,587,380

Machinery - 0.58%
Caterpillar, Inc.	61,500	4,416,315
Deere & Co.	2,100	166,005
IDEX Corp.	3,400	177,378
Illinois Tool Works, Inc.	21,000	2,022,510
Joy Global, Inc.	10,650	636,551

		7,418,759

Machinery & Equipment - 0.03%
Parker Hannifin Corp.	4,500	362,745

Manufacturing - 0.15%
Carlisle Co.	1,400	114,520
Cummins Engine, Inc.	2,300	241,730
Harsco Corp.	3,300	272,646
Paccar, Inc.	13,400	944,432
Roper Industries, Inc.	6,600	320,958

		1,894,286

Media - 0.76%
Cablevision Systems, New York Group, Class - A (a)	17,500	467,250
CBS Corp., Class - B	12,036	288,623
CKX, Inc. (a)	1,100	14,377
Clear Channel Communications, Inc.	15,800	458,358
Comcast Corp., Class - A (a)	86,000	2,249,760
DirecTV Group, Inc. (a)	57,670	945,788
Dow Jones & Co., Inc.	5,016	197,129
Dreamworks Animation SKG, Inc. (a)	3,600	95,220
EchoStar Communications Corp.	20,820	621,893
Liberty Media Corp., Class - A (a)	92,900	762,709
Marvel Entertainment, Inc.	6,350	127,762
Meredith Corp.	4,100	228,739
News Corp.	83,834	1,392,483
Pixar Animation Studios, Inc. (a)	4,678	300,047
The E.W. Scripps Co.	6,996	312,791
Time Warner, Inc. (a)	22,900	384,491
Univision Communications, Inc. (a)	9,719	335,014
Viacom, Inc., Class B	11,336	439,837
Westwood One, Inc.	858	9,472

		9,631,743

Medical Products - 1.89%
Advanced Medical Optics, Inc. (a)	5,900	275,176
Bausch & Lomb, Inc.	4,200	267,540
Baxter International, Inc.	55,437	2,151,510
Becton, Dickinson & Co.	22,588	1,390,969
Biogen Idec, Inc. (a)	14,027	660,672
Biomet, Inc.	22,668	805,167
Boston Scientific Corp. (a)	59,374	1,368,571
C.R. Bard, Inc.	9,500	644,195
Charles River Laboratories International, Inc. (a)	3,031	148,580
Cooper Cos., Inc.	2,900	156,687
Covance, Inc. (a)	5,500	323,125
Cytyc Corp. (a)	10,200	287,436
Dade Behring Holding, Inc.	8,300	296,393
Dentsply International, Inc.	6,945	403,852
Edwards Lifesciences Corp. (a)	5,400	234,900
Guidant Corp.	28,991	2,263,037
Henry Schein, Inc. (a)	7,700	368,522

Hillenbrand Industry, Inc.	1,800	98,982
IDEXX Laboratories, Inc. (a)	3,100	267,716
Kinetic Concepts, Inc. (a)	4,600	189,382
Medtronic, Inc.	108,856	5,524,442
Patterson Cos., Inc. (a)	12,492	439,718
PDL Biopharma, Inc	10,500	344,400
ResMed, Inc. (a)	6,200	272,676
Respironics, Inc. (a)	6,600	256,806
St. Jude Medical, Inc. (a)	32,420	1,329,220
Stryker Corp.	26,260	1,164,368
Varian Medical Systems, Inc. (a)	11,900	668,304
Zimmer Holdings, Inc. (a)	22,070	1,491,932

		24,094,278

Metals - 0.20%
Allegheny Technologies, Inc.	8,900	544,502
Freeport-McMoRan Copper & Gold, Inc., Class - B	16,200	968,274
Phelps Dodge Corp.	9,400	756,982
Southern Copper Corp.	2,200	185,856
Timken Co.	3,500	112,945

		2,568,559

Mining - 0.03%
Arch Coal, Inc.	2,000	151,880
Massey Energy Co.	7,100	256,097

		407,977

Natural Gas Utilities - 0.03%
Equitable Resources, Inc.	10,200	372,402

Office Furnishings - 0.03%
Acco Brands Corp.	3,632	80,630
HNI Corp.	4,800	283,200
Steelcase, Inc., Class - A	1,900	34,200

		398,030

Oil & Gas - 1.49%
Baker Hughes, Inc.	30,210	2,066,364
BJ Services Co.	29,300	1,013,780
Chesapeake Energy Corp.	13,000	408,330
Cooper Cameron Corp. (a)	8,158	359,605
Denbury Resources, Inc. (a)	10,200	323,034
Diamond Offshore Drilling, Inc.	5,400	483,300
Dresser-Rand Group, Inc.	2,200	54,670
Ensco International, Inc.	9,600	493,920
EOG Resources, Inc.	21,400	1,540,800
FMC Technologies, Inc. (a)	6,200	317,564
Grant Prideco, Inc. (a)	11,055	473,596
Halliburton Co.	40,200	2,935,403
Helmerich & Payne, Inc.	2,800	195,496
Murphy Oil Corp.	15,000	747,300
National-Oilwell, Inc. (a)	9,148	586,570
Newfield Exploration Co. (a)	8,512	356,653
Noble Energy, Inc.	2,000	87,840
Patterson-UTI Energy, Inc.	14,996	479,272
Pioneer Natural Resources Co.	500	22,125
Plains Exploration & Products (a)	6,800	262,752
Pride International, Inc. (a)	7,514	234,287
Quicksilver Resources, Inc. (a)	5,000	193,300
Range Resources Corp.	12,050	329,086
Rowan Cos., Inc.	6,046	265,782
Smith International, Inc.	19,320	752,707
Southwestern Energy Co. (a)	15,200	489,288
Sunoco, Inc.	9,800	760,186
Tesoro Corp.	3,600	246,024
Unit Corp. (a)	4,100	228,575
Western Gas Resources, Inc.	4,800	231,600

Williams Cos., Inc.	29,800	637,422
XTO Energy, Inc.	32,346	1,409,315

		18,985,946

Packaging - 0.02%
Ball Corp.	1,500	65,745
Pactiv Corp. (a)	1,000	24,540
Sealed Air Corp. (a)	2,446	141,550

		231,835

Pharmaceuticals - 0.53%
Abbott Laboratories	122,104	5,185,757
Hospira, Inc. (a)	6,600	260,436
Kos Pharmaceuticals, Inc. (a)	1,300	62,101
Medco Health Solutions, Inc. (a)	19,421	1,111,270
Valeant Pharmaceuticals International	7,700	122,045

		6,741,609

Publishing & Printing - 0.23%
Harte-Hanks, Inc.	4,656	127,342
John Wiley & Sons, Inc.	3,900	147,615
McGraw-Hill Cos., Inc.	33,426	1,926,006
R.H. Donnelley Corp. (a)	5,815	338,607
The Washington Post Co., Class - B	434	337,110

		2,876,680

Real Estate - 0.10%
Beazer Homes USA, Inc.	1,500	98,550
CB Richard Ellis Group, Inc., Class - A (a)	4,500	363,150
Forest City Enterprises, Inc., Class - A	5,700	268,755
IndyMac Bancorp, Inc.	2,800	114,604
The St. Joe Co.	6,763	424,987

		1,270,046

Real Estate Investment Trusts - 0.19%
Federal Realty Trust	1,800	135,360
General Growth Properties, Inc.	8,130	397,313
Global Signal, Inc.	1,400	68,880
ProLogis	1,849	98,922
Public Storage, Inc.	5,800	471,134
Simon Property Group, Inc.	5,600	471,184
SL Green Realty Corp.	400	40,600
The Macerich Co.	1,900	140,505
The Mills Corp.	5,100	142,800
United Dominion Realty Trust, Inc.	5,400	154,116
Ventas, Inc.	9,100	301,938

		2,422,752

Rental & Leasing - 0.01%
Rent-A-Center, Inc. (a)	3,900	99,801

Restaurants - 0.28%
Applebee’s International, Inc.	6,592	161,834
Brinker International, Inc. (a)	7,700	325,325
CBRL Group, Inc.	2,200	96,602
Darden Restaurants, Inc.	14,264	585,252
Outback Steakhouse, Inc.	5,200	228,800
Panera Bread Co., Class - A (a)	2,300	172,914
Sonic Corp. (a)	5,000	175,650
The Cheesecake Factory, Inc. (a)	7,033	263,386
Wendy’s International, Inc.	5,218	323,829
YUM! Brands, Inc.	26,000	1,270,359

		3,603,951

Retail - Specialty - 2.73%
Advance Auto Parts, Inc. (a)	9,800	408,072
AnnTaylor Stores Corp. (a)	3,200	117,728
AutoZone, Inc. (a)	4,940	492,469
Avon Products, Inc.	42,300	1,318,491
Barnes & Noble, Inc. (a)	1,100	50,875

Bebe Stores, Inc.	1,200	22,104
Bed Bath & Beyond, Inc. (a)	26,669	1,024,090
Best Buy Co., Inc.	36,183	2,023,715
CarMax, Inc. (a)	9,251	302,323
Chico’s FAS, Inc. (a)	15,968	648,940
Circuit City Stores, Inc.	6,300	154,224
Claire’s Stores, Inc.	7,400	268,694
Costco Wholesale Corp.	16,400	888,224
CVS Corp.	72,300	2,159,601
Dick’s Sporting Goods, Inc. (a)	3,100	122,977
Dollar General Corp.	28,600	505,362
Dollar Tree Stores, Inc. (a)	6,172	170,779
Family Dollar Stores, Inc.	10,205	271,453
Harley-Davidson, Inc.	25,537	1,324,860
Herman Miller, Inc.	6,668	216,110
Home Depot, Inc.	194,100	8,210,429
Leggett & Platt, Inc.	4,080	99,430
Lowe’s Cos., Inc.	69,689	4,490,758
Mattel, Inc.	4,500	81,585
Men’s Wearhouse, Inc. (a)	4,000	143,760
Michaels Stores, Inc.	12,164	457,123
Nordstrom, Inc.	19,800	775,764
O’Reilly Automotive, Inc. (a)	8,800	321,728
PETsMART, Inc.	13,290	373,981
RadioShack Corp.	11,689	224,779
Saks, Inc. (a)	1,100	21,230
Sherwin-Williams Co.	10,300	509,232
Staples, Inc.	65,900	1,681,768
Tiffany & Co.	4,781	179,479
Urban Outfitters, Inc. (a)	9,556	234,504
Walgreen Co.	92,022	3,968,909
Williams-Sonoma, Inc. (a)	10,573	448,295

		34,713,845

Schools - 0.14%
Apollo Group, Inc., Class - A (a)	13,031	684,258
Career Education Corp. (a)	8,800	332,024
Education Management Corp. (a)	6,500	270,400
ITT Educational Services, Inc. (a)	4,000	256,200
Laureate Education, Inc. (a)	4,000	213,520

		1,756,402

Security System/Services - 0.01%
The Brink’s Co.	3,741	189,893

Semiconductors - 2.41%
Advanced Micro Devices, Inc. (a)	21,327	707,203
Altera Corp. (a)	32,695	674,825
Analog Devices, Inc.	33,127	1,268,433
Applied Materials, Inc.	150,412	2,633,714
Broadcom Corp., Class - A (a)	37,061	1,599,553
Cree, Inc. (a)	7,100	232,951
Intel Corp.	554,885	10,737,024
International Rectifier Corp. (a)	4,871	201,806
Intersil Corp., Class - A	6,373	184,307
KLA-Tencor Corp.	17,400	841,464
Lam Research Corp. (a)	12,699	546,057
Linear Technology Corp.	27,464	963,437
LSI Logic Corp. (a)	13,550	156,638
Maxim Integrated Products, Inc.	29,438	1,093,622
Microchip Technology, Inc.	18,862	684,691
Micron Technology, Inc. (a)	27,000	397,440
National Semiconductor Corp.	31,400	874,176
Novellus Systems, Inc. (a)	5,317	127,608
NVIDIA Corp. (a)	15,400	881,804

QLogic Corp. (a)	14,600	282,510
Texas Instruments, Inc.	149,595	4,857,349
Xilinx, Inc.	31,395	799,317

		30,745,929

Telecommunications - 1.19%
Alltel Corp.	4,059	262,820
Discovery Holding Co., Class - A	9,520	142,800
Liberty Global, Inc. (a)	17,677	361,848
Motorola, Inc.	176,867	4,052,023
Nextel Partners, Inc. (a)	14,100	399,312
NII Holdings, Inc. (a)	11,000	648,670
PanAmSat Holding Corp.	2,300	57,086
QUALCOMM, Inc.	146,920	7,435,622
Sirius Satellite Radio, Inc. (a)	121,200	615,696
Sprint Nextel Corp.	43,938	1,135,358
Telephone & Data Systems, Inc.	1,100	43,384
United States Cellular Corp. (a)	600	35,616

		15,190,235

Textile Products - 0.01%
Mohawk Industries Co. (a)	1,053	84,998

Tobacco - 0.02%
UST Companies., Inc.	7,500	312,000

Transportation & Shipping - 0.88%
C.H. Robinson Worldwide, Inc.	15,614	766,491
CNF, Inc.	4,700	234,718
Expeditors International of Washington, Inc.	9,564	826,234
FedEx Corp.	27,200	3,071,968
J.B. Hunt Transport Services, Inc.	10,600	228,324
JetBlue Airways Corp. (a)	12,191	130,682
Landstar System, Inc. (a)	5,200	229,424
Norfolk Southern Corp.	5,100	275,757
Polaris Industries, Inc.	3,994	217,913
Ryder System, Inc.	2,200	98,516
Southwest Airlines Co.	35,000	629,650
Swift Transportation Co., Inc. (a)	1,300	28,249
Tidewater, Inc.	1,981	109,411
United Parcel Service, Inc., Class - B	55,241	4,385,030

		11,232,367

Veterinary Diagnostics - 0.02%
VCA Antech, Inc. (a)	7,500	213,600

Waste Disposal - 0.07%
Allied Waste Industries, Inc. (a)	6,761	82,755
Stericycle, Inc. (a)	4,000	270,480
Waste Management, Inc.	14,300	504,790

		858,025

		588,034,830

Total Common Stocks (Cost $988,659,148)		1,231,601,000

Commercial Paper - 2.04%
Jennison Associates LLC - 2.04%
Commercial Paper - 2.04%
CitiGroup Funding, Inc., 4.78%, 4/3/06 *	25,997,000	$25,997,000

Total Commercial Paper (Cost $25,997,000)		25,997,000

Time Deposit - 0.00%
Jennison Associates LLC - 0.00%
Time Deposit - 0.00%
Eurodollar Time Deposit, 4.00%, 4/3/06	348	348

Total Time Deposit (Cost $348)		348

U.S. Treasury Bills - 0.07%
SSgA Funds Management, Inc. - 0.07%
U.S. Treasury Bill - 0.07%
U.S. Treasury Bills, 4.40%, 6/8/06 (b)	895,000	887,672

Total U.S. Treasury Bills (Cost $887,562)		887,672

Short-Term Investments - 1.43%
SSgA Funds Management, Inc. - 1.43%
Money Market Mutual Fund - 1.43%
Alliance Money Market Fund Prime Portfolio, 3.69%	18,185,811	18,185,811

Total Short-Term Investments (Cost $18,185,811)		18,185,811

Total (Cost $1,033,729,869) - 100.23%		$1,276,671,831

(a)	Represents non-income producing securities.
(b)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.
*	Rate disclosed represents yield effective at purchase.

ADR – American Depository Receipt

See accompanying notes to the financial statements.

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
75	S&P 500 E-mini Future	$4,887,375	June-06	$27,740
14	Russell 1000 Growth Future	$3,739,750	June-06	$50,674
80	NASDAQ 100 E-mini Future	$2,752,000	June-06	$94,056
11	Russell 1000 Future	$3,911,875	June-06	$72,816

	Total Unrealized Loss			$245,286

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Shares	Value
Common Stocks - 96.65%
Franklin Portfolio Associates - 16.26%
Advertising - 0.06%
ValueClick, Inc. (a)	14,700	$248,724
Ventiv Health, Inc. (a)	3,800	126,236

		374,960

Aerospace/Defense - 0.16%
AAR Corp. (a)	22,200	632,256
DRS Technologies, Inc.	7,100	389,577

		1,021,833

Airlines - 0.23%
ExpressJet Holdings, Inc. (a)	39,600	294,624
Mesa Air Group, Inc.	37,600	430,144
Skywest, Inc.	24,200	708,334

		1,433,102

Auction House - 0.14%
Sotheby’s Holdings, Inc., Class - A (a)	29,800	865,392

Auto Parts - 0.12%
American Axle & Manufacturing Holdings, Inc.	26,200	448,806
Titan International, Inc.	18,700	322,762

		771,568

Banking & Finance - 2.09%
Advanta Corp.	7,000	258,090
Asta Funding, Inc.	17,100	568,746
Boston Private Financial Holdings, Inc.	17,500	591,325
Cardinal Financial Corp.	11,900	161,007
Central Pacific Financial Corp.	9,900	363,528
Citizens Banking Corp.	15,300	410,805
City Holding Co.	9,600	353,184
Columbia Banking System	13,000	434,980
CompuCredit Corp. (a)	11,200	412,272
Corus Bankshares, Inc.	10,500	624,120
First Bancorp	30,300	374,508
First Citizens Bancshares, Inc., Class - A	900	173,700
First Community Bancorp	9,700	559,302
First Financial Holdings, Inc.	4,300	136,310
First Niagara Financial Group, Inc.	39,200	574,672
First Republic Bank	13,700	518,134
Franklin Bank Corp.	11,300	217,299
Fremont General Corp.	13,700	295,372
Hanmi Financial Corp.	12,100	218,526
Investment Technology Group, Inc. (a)	11,400	567,720
Knight Capital Group, Inc.	20,400	284,172
LaBranche & Co., Inc. (a)	42,100	665,600
Mercantile Bank Corp.	2,885	112,804
MoneyGram International, Inc.	15,000	460,800
Nara Bankcorp, Inc.	13,200	231,660
Ocwen Financial Corp. (a)	14,800	151,256
Piper Jaffray Cos., Inc. (a)	4,800	264,000
Portfolio Recovery Associates, Inc. (a)	12,000	561,960
R&G Financial Corp., Class - B	34,700	439,302
Republic Bancorp, Inc.	44,270	533,011
Sterling Bancshares, Inc.	22,900	413,345
TierOne Corp.	8,000	271,600

Trustco Bank Corp.	27,800	338,326
UCBH Holdings, Inc.	32,700	618,684

		13,160,120

Broadcasting & Cable TV - 0.08%
Gray Television, Inc.	23,400	196,560
Lodgenet Entertainment Corp. (a)	19,300	300,694

		497,254

Building Products - 0.22%
LSI Industries, Inc.	17,700	301,608
Simpson Manufacturing Co., Inc.	14,900	645,170
Universal Forest Products, Inc.	7,500	476,175

		1,422,953

Business Equipment - 0.06%
Paxar Corp. (a)	19,600	383,572

Business Services - 0.56%
Acxiom Corp.	19,300	498,712
Heidrick & Struggles International, Inc. (a)	17,300	627,644
John H. Harland Co.	15,400	605,220
Jupitermedia Corp.	12,900	231,942
Korn/Ferry International (a)	29,800	607,622
LECG Corp.	6,800	131,036
Resources Connections, Inc. (a)	23,400	582,894
SOURCECORP, Inc. (a)	3,700	89,207
Spherion Corp. (a)	17,500	182,000

		3,556,277

Chemicals - 0.29%
A. Schulman, Inc.	14,900	368,775
H.B. Fuller Co.	14,800	759,832
Pioneer Cos., Inc.	8,900	271,450
Sensient Technologies Corp.	24,500	442,225

		1,842,282

Commercial Services - 0.16%
Foundry Networks, Inc. (a)	16,000	290,560
Newport Corp.	18,800	354,568
TeleTech Holdings, Inc. (a)	35,800	397,738

		1,042,866

Communication Equipment - 0.07%
Arris Group, Inc (a)	18,600	255,936
Comtech Telecommunications Corp. (a)	6,200	180,854

		436,790

Computer Hardware - 0.17%
Emulex Corp. (a)	16,400	280,276
Intevac, Inc.	12,900	371,262
NETGEAR, Inc. (a)	23,600	448,636

		1,100,174

Computer Equipment - 0.11%
Komag, Inc. (a)	15,200	723,520

Computer Software & Services - 0.81%
Aspen Technology, Inc. (a)	22,800	288,420
Epicor Software Corp.	14,700	197,421
Intergraph Corp. (a)	17,900	745,714
Interwoven Software, Inc. (a)	22,000	197,780
Lawson Software, Inc. (a)	24,300	186,381
Mercury Computer Systems, Inc. (a)	29,900	484,380
Perot Systems Corp., Class - A (a)	38,000	591,280
Quest Software, Inc. (a)	32,800	547,760
Sykes Enterprises, Inc. (a)	27,100	384,278
United Online, Inc.	43,500	559,410
Vignette Corp.	32,400	477,900
Wind River Systems, Inc. (a)	36,600	455,670

		5,116,394

Construction - 0.05%
Brookfield Homes Corp.	6,674	346,114

Consumer Products & Services - 0.77%
Blyth, Inc.	18,000	378,360
CNS, Inc.	5,700	122,778
CSG Systems International, Inc.	10,800	251,208
Furniture Brands International, Inc.	23,700	580,887
Lancaster Colony Corp.	4,900	205,800
Lennox International, Inc.	8,600	256,796
Mannatech, Inc.	33,500	582,230
Rollins, Inc.	20,700	418,968
The Pantry, Inc.	10,500	655,095
UbiquiTel, Inc. (a)	55,000	555,500
Vector Group Ltd.	15,100	287,806
Watsco, Inc.	4,800	341,040
Yankee Candle Co.	8,300	227,171

		4,863,639

Distribution/Wholesale - 0.08%
Handleman Co.	11,000	105,600
Performance Food Group Co. (a)	12,300	383,637

		489,237

E-Commerce - 0.03%
ValueVision Media, Inc., Class - A (a)	16,400	209,592

Electric Utilities - 0.30%
CH Energy Group, Inc.	5,900	283,200
Cleco Corp.	26,500	591,745
New Jersey Resources Corp.	6,600	298,650
Plexus Corp.	19,500	732,615

		1,906,210

Electrical & Electronics - 0.97%
American Science & Engineering, Inc. (a)	7,300	681,820
Anaren Microwave, Inc. (a)	17,200	334,884
Anixter International, Inc.	4,500	215,010
Asyst Technologies, Inc. (a)	28,300	294,603
Broadwing Corp. (a)	58,500	862,290
CommScope, Inc. (a)	28,100	802,255
Cubic Corp.	7,000	167,580
Encore Wire Corp. (a)	11,400	386,232
IXYS Corp. (a)	11,000	101,420
Methode Electronics, Inc.	12,700	138,303
MKS Instruments, Inc. (a)	8,800	206,184
Omnivision Technologies, Inc. (a)	25,900	782,180
Oplink Communications, Inc. (a)	24,900	431,766
Sierra Pacific Resources	9,900	136,719
Synaptics, Inc.	16,600	365,034
Vicor Corp.	10,300	203,219

		6,109,499

Electrical Equipment - 0.09%
Power Integrations, Inc.	23,400	579,852

Energy - 0.23%
Cimarex Energy Co. (a)	19,086	825,660
Headwaters, Inc.	16,000	636,640

		1,462,300

Energy Equipment & Services - 0.14%
Parker Drilling Co.	60,700	562,689
W-H Energy Services, Inc.	7,600	338,124

		900,813

Food & Beverages - 0.06%
Chiquita Brands International, Inc.	23,500	394,095

Footwear - 0.11%
K-Swiss, Inc., Class - A	19,000	572,660
Steven Madden Ltd. (a)	3,700	131,350

		704,010

Funeral Services - 0.08%
Alderwoods Group, Inc. (a)	28,300	506,570

Gas Transmission & Distribution - 0.13%
Oneok, Inc.	11,200	361,200
WGL Holdings, Inc.	15,400	468,468

		829,668

Health Care - 0.08%
Odyssey Healthcare, Inc. (a)	27,600	474,996

Homebuilders - 0.14%
Technical Olympic USA, Inc.	19,600	398,860
WCI Communities, Inc. (a)	16,500	459,030

		857,890

Household Products - 0.03%
Stanley Furniture Company, Inc.	6,300	184,275

Insurance - 0.65%
American Physicians Capital, Inc. (a)	14,300	686,400
Argonaut Group, Inc. (a)	6,000	213,300
FPIC Insurance Group, Inc. (a)	2,600	98,280
LandAmerica Financial Group, Inc.	9,100	617,435
Ohio Casualty Corp.	20,600	653,020
Phoenix Co., Inc.	43,900	715,570
Presidential Life Corp.	13,100	332,871
Stewart Information Services Corp.	5,800	273,064
UICI	14,200	525,258

		4,115,198

Internet Services - 0.23%
EarthLink, Inc. (a)	44,700	426,885
eCollege.com, Inc. (a)	22,500	423,900
InfoSpace, Inc. (a)	21,200	592,540

		1,443,325

Lasers - Systems/Components - 0.10%
Coherent, Inc.	17,400	610,914

Machinery & Engineering - 0.38%
Applied Industrial Technologies, Inc.	15,000	669,000
Astec Industries, Inc.	13,100	470,290
Baldor Electric Co.	4,700	159,189
Dril-Quip, Inc. (a)	6,400	453,440
JLG Industries, Inc.	17,500	538,825
Tennant Co.	2,600	136,032

		2,426,776

Manufacturing - 0.31%
Actuant Corp., Class - A	800	48,976
EnPro Industries, Inc. (a)	3,400	116,620
Fleetwood Enterprises, Inc. (a)	27,700	309,409
Gardner Denver, Inc.	11,600	756,320
Nordson Corp.	4,000	199,440
Thor Industries, Inc.	10,200	544,272

		1,975,037

Media - 0.08%
Sinclair Broadcast Group, Inc.	59,200	482,480

Medical - Biomedical/Genetic - 0.21%
Celera Genomics Group - Applera Corp. (a)	14,300	167,167
Integra LifeSciences Holdings	14,600	598,308
LifeCell Corp. (a)	8,500	191,675
Myriad Genetics, Inc. (a)	14,000	365,260

		1,322,410

Medical Products - 0.36%
Biosite, Inc.	6,800	353,124
Greatbatch, Inc.	21,300	466,683
Kyphon, Inc.	12,900	479,880
Neurometrix, Inc. (a)	8,400	327,096
OraSure Technologies, Inc.	36,900	380,070
Thoratec Corp.	15,700	302,539

		2,309,392

Medical Systems - 0.37%
Aspect Medical Systems, Inc. (a)	16,100	441,784
Molecular Devices Corp. (a)	16,700	553,772
Per-Se Technologies, Inc. (a)	16,700	445,222
The TriZetto Group, Inc. (a)	35,700	627,963
TriPath Imaging, Inc.	40,100	279,898

		2,348,639

Metal Processors & Fabrication - 0.15%
Mueller Industries, Inc.	5,800	207,002
Quanex Corp.	10,700	712,941

		919,943

Metals - 0.19%
Commercial Metals Co.	4,500	240,705
Reliance Steel & Aluminum Co.	10,400	976,768

		1,217,473

Oil & Gas - 0.44%
Frontier Oil Corp.	14,600	866,510
Harvest Natural Resources, Inc.	16,100	156,492
Helix Energy Solutions Group, Inc. (a)	19,600	742,840
St. Mary Land & Exploration Co.	5,500	224,565
Swift Energy Co. (a)	13,700	513,202
WD-40 Co.	9,300	286,905

		2,790,514

Oil-Field Services - 0.13%
GulfMark Offshore, Inc. (a)	8,300	230,740
Oil States International, Inc. (a)	5,900	217,415
SEACOR Holdings, Inc. (a)	4,900	388,080

		836,235

Pharmaceuticals - 0.88%
Abgenix, Inc.	7,300	164,250
Albany Molecular Research, Inc.	35,600	361,696
Alkermes, Inc.	30,800	679,140
Alpharma, Inc., Class - A	19,700	528,354
BioMarin Pharmaceutical, Inc.	43,500	583,770
Connetics Corp.	11,100	187,923
Cubist Pharmaceuticals, Inc. (a)	16,600	381,302
First Horizon Pharmaceutical Corp. (a)	23,100	582,351
Geron Corp.	53,700	446,247
Medarex, Inc. (a)	16,900	223,418
Neurocrine Biosciences, Inc.	3,000	193,620
Pain Therapeutics, Inc. (a)	18,900	205,443
Pharmion Corp. (a)	12,200	219,844
Salix Pharmaceuticals Ltd.	6,800	112,268
United Therapeutics Corp. (a)	11,000	729,080

		5,598,706

Real Estate Investment Trust - 0.78%
Ashford Hospitality Trust	34,700	430,280
Boykin Lodging Co.	9,400	106,126
Colonial Properties Trust	8,000	401,040
Commercial Net Lease Realty	12,900	300,570
Felcor Lodging Trust, Inc. (a)	37,200	784,920
Highland Hospitality Corp.	19,900	252,929
Inland Real Estate Corp.	27,700	451,787
Innkeepers USA Trust	20,100	340,695
Investors Real Estate Trust	18,300	174,582
Kite Realty Group Trust	15,200	242,440
LaSalle Hotel Properties	14,400	590,400
LTC Properties, Inc.	10,600	246,556
National Health Investors, Inc.	5,600	142,240
Omega Healthcare Investors, Inc.	18,500	259,370
Winston Hotels, Inc.	16,900	192,153

		4,916,088

Resorts/Theme Parks - 0.04%
Six Flags, Inc.	22,100	224,978

Restaurants - 0.09%
CKE Restaurants, Inc.	22,300	388,020
Luby’s, Inc.	16,000	199,840

		587,860

Retail - 0.79%
Asbury Automotive Group, Inc.	13,800	272,136
Cabela’s, Inc., Class - A	15,200	311,904
Conn’s, Inc. (a)	14,800	505,568
Pacific Sunwear of California, Inc.	10,500	232,680
Payless ShoeSource, Inc. (a)	27,600	631,764
Select Comfort Corp.	8,700	344,085
Sonic Automotive, Inc.	22,400	621,824
Stein Mart, Inc.	20,200	351,884
The Sports Authority, Inc.	16,900	623,610
Too, Inc. (a)	13,300	456,855
United Auto Group, Inc.	14,900	640,700

		4,993,010

Schools - 0.08%
Corinthian Colleges, Inc. (a)	34,600	498,240

Semiconductors - 0.52%
ADE Corp. (a)	13,800	422,556
Genesis Microchip, Inc. (a)	14,100	240,264
Micrel, Inc. (a)	45,700	677,274
PMC-Sierra, Inc. (a)	59,700	733,713
Semtech Corp. (a)	34,600	618,994
Silicon Image, Inc.	59,300	611,383

		3,304,184

Steel - 0.39%
Freightcar America, Inc.	7,800	496,080
Maverick Tube Corp. (a)	13,700	725,963
NS Group, Inc. (a)	13,700	630,611
Steel Dynamics, Inc.	8,000	453,840
Steel Technologies, Inc.	7,600	184,680

		2,491,174

Telecommunications Equipment - 0.13%
RCN Corp. (a)	17,600	455,840
SpectraLink Corp.	31,300	392,815

		848,655

Toys - 0.13%
JAKKS Pacific, Inc. (a)	30,000	802,200

Transportation - 0.21%
EGL, Inc. (a)	14,700	661,500
Pacer International, Inc.	13,500	441,180
SCS Transportation, Inc.	8,100	235,791

		1,338,471

		102,969,719

Frontier Capital Management Co. - 23.90%
Aerospace/Defense - 0.34%
BFGoodrich Corp.	32,900	1,434,769
Orbital Sciences Corp. (a)	46,073	728,875

		2,163,644

Agriculture - 0.42%
Delta Pine & Land Co.	87,900	2,651,064

Auction House - 0.26%
Sotheby’s Holdings, Inc., Class - A (a)	56,500	1,640,760

Auto Parts - 0.25%
Autoliv, Inc.	27,600	1,561,608

Auto Related - 0.09%
Intermec, Inc. (a)	18,800	573,588

Banking & Finance - 0.89%
E*Trade Group, Inc. (a)	71,100	1,918,278
MarketAxess Holdings, Inc. (a)	47,300	569,019
Portfolio Recovery Associates, Inc. (a)	15,800	739,914
Ritchie Bros. Auctioneers, Inc.	14,100	697,950
TNS, Inc. (a)	37,800	800,604
Waddell & Reed Financial, Inc.	39,500	912,450

		5,638,215

Business Equipment - 0.28%
Diebold, Inc.	14,500	595,950
Global Imaging Systems, Inc. (a)	17,100	649,458
Polycom, Inc. (a)	23,700	513,816

		1,759,224

Business Services - 0.40%
Amdocs Ltd. (a)	57,500	2,073,450
AMN Healthcare Services, Inc. (a)	24,800	464,256

		2,537,706

Chemicals - 0.35%
Cabot Microelectronics Corp. (a)	14,500	537,950
Chemtura Corp.	43,800	515,964
FMC Corp.	10,000	619,800
Hercules, Inc. (a)	38,100	525,780

		2,199,494

Coal - 0.17%
Massey Energy Co.	30,300	1,092,921

Communication Equipment - 0.63%
Avid Technology, Inc. (a)	25,843	1,123,137
Harmonic, Inc. (a)	93,400	594,958
Harris Corp.	11,800	558,022
Power-One, Inc. (a)	40,900	294,480
Sonus Networks, Inc. (a)	253,500	1,389,180

		3,959,777

Computer Equipment - 0.60%
Electronics for Imaging, Inc. (a)	31,600	883,852
Komag, Inc. (a)	39,100	1,861,160
Seagate Technology Escrow (a) (b)	30,268	0
Western Digital Corp. (a)	55,300	1,074,479

		3,819,491

Computer Software & Services - 0.82%
BEA Systems, Inc. (a)	79,000	1,037,270
Citrix Systems, Inc. (a)	14,200	538,180
Informatica Corp. (a)	34,900	542,695
Insight Enterprises, Inc. (a)	38,200	840,782
Mercury Computer Systems, Inc. (a)	34,200	554,040
Perot Systems Corp., Class - A (a)	27,600	429,456
SeaChange International, Inc. (a)	54,200	421,134
WebEx Communications, Inc. (a)	25,000	841,750

		5,205,307

Construction - 0.99%
Chicago Bridge & Iron Co.	91,700	2,200,800
Fluor Corp.	26,300	2,256,540
Jacobs Engineering Group, Inc. (a)	21,100	1,830,214

		6,287,554

Consumer Discretionary - 0.04%
Sabre Holdings Corp.	10,500	247,065

Consumer Products & Services - 0.44%
ARAMARK Corp., Class - B	30,300	895,062
Digital Theater Systems, Inc. (a)	55,140	1,084,052
ValueVision Media, Inc., Class - A (a)	63,200	807,696

		2,786,810

Containers & Packaging - 0.57%
Crown Holdings, Inc. (a)	164,500	2,918,230
Smurfit-Stone Container Corp. (a)	50,000	678,500

		3,596,730

E-Commerce - 0.10%
i2 Technologies, Inc. (a)	35,500	610,600

Electrical & Electronics - 4.47%
Actel Corp. (a)	69,100	1,101,454
Agere Systems, Inc. (a)	13,060	196,422
Anaren Microwave, Inc. (a)	34,800	677,556
Artesyn Technologies, Inc. (a)	59,200	648,240
C&D Technologies, Inc.	31,600	291,984
Cree, Inc. (a)	27,700	908,837
Cypress Semiconductor Corp. (a)	39,200	664,440
Dexcom, Inc. (a)	22,700	460,129
Fairchild Semiconductor International, Inc. (a)	43,100	821,917
GrafTech International Ltd. (a)	106,300	648,430
Harman International Industries, Inc.	9,200	1,022,396
Integrated Device Technology, Inc. (a)	72,680	1,080,025
Intersil Holding Corp.	22,400	647,808
Itron, Inc. (a)	27,000	1,615,951
LoJack Corp. (a)	40,200	963,996
MEMC Electronic Materials, Inc. (a)	136,700	5,046,965
Microsemi Corp. (a)	43,100	1,254,641
National Semiconductor Corp.	56,600	1,575,744
PMC-Sierra, Inc. (a)	118,200	1,452,678
Rogers Corp. (a)	21,100	1,149,528
SBS Technologies, Inc. (a)	56,600	916,920
Semtech Corp. (a)	19,800	354,222
Silicon Laboratories, Inc. (a)	20,400	1,120,980
SiRF Technology Holdings, Inc. (a)	17,900	633,839
Skyworks Solutions, Inc. (a)	150,100	1,019,179
Synopsys, Inc. (a)	15,800	353,130
Trimble Navigation Ltd. (a)	20,085	904,829
Zoran Corp. (a)	34,397	752,606

		28,284,846

Energy Equipment & Services - 1.20%
Core Laboratories NV (a)	34,200	1,626,210
Energy Conversion Devices, Inc. (a)	11,800	580,324
ENSCO International, Inc.	16,538	850,880
GlobalSantaFe Corp.	10,200	619,650
National-Oilwell, Inc. (a)	22,600	1,449,112
Noble Corp.	17,100	1,386,810
Transocean Sedco Forex, Inc. (a)	13,500	1,084,050

		7,597,036

Entertainment - 0.10%
Netflix, Inc. (a)	21,100	611,689

Health Care - 2.39%
Apria Healthcare Group, Inc. (a)	14,500	333,210
Cross Country Healthcare, Inc. (a)	54,300	1,051,248
DaVita, Inc. (a)	16,100	969,381
Eclipsys Corp. (a)	73,700	1,740,057
Express Scripts, Inc., Class - A (a)	19,700	1,731,630
Magellan Health Services, Inc. (a)	21,100	853,917
Matria Healthcare, Inc. (a)	31,500	1,195,740
Omnicare, Inc.	29,700	1,633,203
Pall Corp.	27,600	860,844
PAREXEL International Corp. (a)	34,200	904,248
Pediatrix Medical Group, Inc. (a)	5,500	564,520
Psychiatric Solutions, Inc. (a)	31,600	1,046,908
Radiation Therapy Services, Inc. (a)	15,700	400,507
Regeneration Technologies, Inc. (a)	154,100	1,203,521
VistaCare, Inc., Class - A (a)	42,900	664,950

		15,153,884

Insurance - 0.07%
Montpelier Re Holdings Ltd. - ADR	28,100	458,030

Internet Services - 0.47%
CheckFree Corp. (a)	25,000	1,262,500
Harris Interactive, Inc. (a)	119,200	669,904
SafeNet, Inc. (a)	39,700	1,051,256

		2,983,660

Lasers - Systems/Components - 0.13%
IntraLase Corp. (a)	35,000	812,000

Media - 0.21%
Macrovision Corp. (a)	60,100	1,331,215

Medical - Biomedical/Genetic - 0.51%
Charles River Laboratories International, Inc. (a)	22,932	1,124,127
Genomic Health, Inc. (a)	67,600	701,012
Millipore Corp. (a)	8,900	650,234
Wright Medical Group, Inc. (a)	37,900	748,525

		3,223,898

Medical Systems - 0.46%
Cyberonics (a)	56,200	1,448,274
Omnicell, Inc. (a)	50,800	578,612
STERIS Corp.	35,500	876,140

		2,903,026

Metals - 1.01%
Brush Engineered Materials, Inc. (a)	43,600	861,100
Coeur d’Alene Mines Corp. (a)	93,300	612,048
Freeport-McMoRan Copper & Gold, Inc., Class - B	21,100	1,261,147
Hecla Mining Co. (a)	84,700	559,867
Kaydon Corp.	42,100	1,699,156
RTI International Metals, Inc. (a)	25,000	1,371,250

		6,364,568

Oil & Gas - 0.54%
Interoil Corp. (a)	32,600	428,364
Talisman Energy, Inc.	55,700	2,962,126

		3,390,490

Packaging - 0.10%
Pactiv Corp. (a)	24,960	612,518

Paper & Related Products - 0.20%
Bowater, Inc.	43,400	1,283,772

Pharmaceuticals - 0.53%
Connetics Corp. (a)	23,700	401,241
ICON PLC - ADR (a)	24,800	1,212,472
Pharmaceutical Product Development, Inc.	50,000	1,730,500

		3,344,213

Pollution Control - 0.43%
Bennett Environmental, Inc. (a)	145,200	647,592
Clean Harbors, Inc. (a)	23,400	694,278
Republic Services, Inc.	32,900	1,398,579

		2,740,449

Production Technology - 0.31%
Cognex Corp.	21,000	622,440
Gerber Scientific, Inc. (a)	12,500	129,250
Lam Research Corp. (a)	11,900	511,700
Sanmina-SCI Corp. (a)	67,200	275,520
Teradyne, Inc. (a)	28,900	448,239

		1,987,149

Real Estate Investment Trust - 0.10%
Longview Fibre Co.	24,600	635,664

Restaurants - 0.28%
Panera Bread Co., Class - A (a)	13,200	992,376
Triarc Cos., Inc., Class - B	46,000	804,080

		1,796,456

Retail - 0.47%
CarMax, Inc. (a)	42,100	1,375,828
Dollar Tree Stores, Inc. (a)	57,900	1,602,093

		2,977,921

Semiconductors - 0.39%
Mindspeed Technologies (a)	284,400	1,131,912
STATS ChipPAC Ltd. (a)	88,651	695,910
Vitesse Semiconductor (a)	175,100	626,858

		2,454,680

Steel - 0.15%
Maverick Tube Corp. (a)	18,400	975,016

Technology - 0.23%
ATMI, Inc. (a)	32,100	969,420
Hutchinson Technology, Inc. (a)	15,800	476,686

		1,446,106

Telecommunications Equipment - 0.37%
Andrew Corp. (a)	25,100	308,228
Arris Group, Inc. (a)	37,000	509,120
C-COR, Inc. (a)	65,400	571,596
Powerwave Technologies, Inc. (a)	43,400	585,466
RF Micro Devices, Inc. (a)	40,800	352,920

		2,327,330

Transportation & Shipping - 0.90%
EGL, Inc. (a)	17,100	769,500
Kansas City Southern (a)	34,200	844,740
Kirby Corp. (a)	22,400	1,525,664
Landstar System, Inc.	39,500	1,742,740
Swift Transportation Co., Inc. (a)	38,200	830,086

		5,712,730

Utilities - 0.24%
Citizens Communications Co.	53,900	715,253
Western Gas Resources, Inc.	17,100	825,075

		1,540,328

		151,280,232

Geewax, Terker & Co. - 18.90%
Advertising - 0.06%
Ventiv Health, Inc. (a)	11,660	387,345

Aerospace/Defense - 0.63%
DRS Technologies, Inc.	46,000	2,524,020
Esterline Technologies Corp. (a)	20,100	859,275
Kaman Corp.	6,800	171,088
Triumph Group, Inc. (a)	10,000	442,600

		3,996,983

Agriculture - 0.04%
UAP Holding Corp.	10,700	230,050

Auto Related - 0.16%
Keystone Automotive Industries, Inc. (a)	18,600	785,106
Lithia Motors, Inc.	600	20,820
Smith (A.O.) Corp.	4,300	227,040

		1,032,966

Banking & Finance - 1.66%
ASTA Funding, Inc.	6,700	222,842
Bank of the Ozarks, Inc.	5,810	212,065
Capitol Bancorp Ltd.	35,550	1,661,962
Cash America International, Inc.	68,100	2,044,361
Central Pacific Financial Corp.	6,200	227,664
City Bank	900	41,886
City Holding Co.	3,800	139,802
CVB Financial Corp.	8,600	147,060
Encore Capital Group, Inc. (a)	35,989	530,838
First Defiance Financial Corp.	1,500	39,510
First Place Financial Corp.	4,500	111,600

Flagstar Bancorp, Inc.	15,500	234,050
GATX Corp.	15,400	635,866
Heritage Commerce Corp.	2,800	70,000
Horizon Financial Corp.	1,000	25,560
Investment Technology Group, Inc.	32,800	1,633,440
ITLA Capital Corp. (a)	3,600	173,592
KeyCorp	10,000	368,000
MainSource Financial Group, Inc.	2,700	51,030
MCG Capital Corp.	35,600	502,316
Placer Sierra Bancshares	1,400	39,970
R&G Financial Corp., Class - B	16,200	205,092
Seacoast Banking Corp.	2,500	72,775
Sterling Financial Corp. (a)	24,747	717,663
Summit Financial Group, Inc.	1,200	24,168
TierOne Corp.	4,500	152,775
Virginia Commerce Bancorp, Inc. (a)	6,400	230,080
Virginia Financial Group, Inc.	1,900	76,038

		10,592,005

Business Services - 0.79%
Brady Corp., Class - A	15,500	580,630
CBIZ, Inc. (a)	19,400	155,200
ICT Group, Inc. (a)	1,000	27,200
John H. Harland Co.	5,900	231,870
Jupitermedia Corp. (a)	11,200	201,376
Kforce, Inc. (a)	37,200	474,300
TALX Corp.	77,700	2,212,896
VeriFone Holdings, Inc. (a)	30,000	908,700
Volt Information Sciences, Inc. (a)	6,200	189,472

		4,981,644

Casinos & Gaming - 0.04%
Monarch Casino & Resort, Inc. (a)	9,100	258,349

Chemicals - 0.31%
Airgas, Inc.	25,100	981,159
Arch Chemicals, Inc.	7,900	240,160
NewMarket Corp.	5,400	256,986
Spartech Corp.	9,200	220,800
Stepan Co.	1,000	29,550
Terra Industries, Inc. (a)	34,600	243,930

		1,972,585

Coal - 0.28%
Foundation Coal Holdings, Inc.	42,400	1,744,336

Commercial Services - 0.42%
Chemed Corp.	9,600	569,664
Jackson Hewitt Tax Service, Inc.	24,200	764,236
NCO Group, Inc. (a)	10,100	239,875
Quanta Services, Inc. (a)	14,400	230,688
TeleTech Holdings, Inc. (a)	75,800	842,138

		2,646,601

Computer Hardware - 0.04%
Nuance Communications, Inc.	22,100	261,001

Computer Equipment - 0.32%
Integral Systems, Inc.	2,400	64,776
Komag, Inc.	41,100	1,956,360

		2,021,136

Computer Hardware - 0.30%
Trident Microsystems, Inc. (a)	64,600	1,877,276

Computer Software & Services - 0.41%
MapInfo Corp. (a)	8,200	114,964
Readers Digest Association, Inc.	15,400	227,150
SI International, Inc. (a)	6,545	230,057
Silicon Storage Technology, Inc. (a)	67,800	296,964
Sonic Solutions (a)	15,200	275,272

Stellent, Inc. (a)	32,900	390,194
SYNNEX Corp. (a)	45,000	835,200
Tyler Technologies, Inc. (a)	19,100	210,100

		2,579,901

Consumer Products & Services - 0.38%
Dixie Group, Inc. (a)	2,100	31,416
Farmer Brothers Co.	1,100	24,530
Genlyte Group, Inc. (a)	5,600	381,584
Jarden Corp. (a)	14,050	461,543
National Beverage Corp.	500	5,785
Parlux Fragrances, Inc. (a)	38,700	1,248,075
Skechers U.S.A., Inc., Class - A (a)	9,800	244,314

		2,397,247

Correctional Services & Facilities - 0.03%
The Geo Group, Inc.	5,700	190,038

Distribution/Wholesale - 0.39%
WESCO International, Inc. (a)	36,400	2,475,564

E-Commerce - 0.07%
Agile Software Corp. (a)	30,400	231,952
webMethods, Inc. (a)	27,700	233,234

		465,186

Electric Utilities - 0.11%
ALLETE, Inc.	5,100	237,660
Black Hills Corp.	6,700	227,800
Sierra Pacific Resources	15,900	219,579

		685,039

Electrical & Electronics - 1.67%
Aeroflex, Inc. (a)	87,300	1,198,629
Anixter International, Inc. (a)	37,500	1,791,750
Applied Industrial Technologies, Inc. (a)	31,600	1,409,360
Encore Wire Corp. (a)	18,600	630,168
General Cable Corp. (a)	39,000	1,182,870
Hittite Microwave Corp.	5,800	195,518
Integrated Device Technology, Inc. (a)	16,500	245,190
ITC Holdings Corp.	5,800	152,250
Multi-Fineline Electronix, Inc.	32,400	1,895,075
Photon Dynamics, Inc. (a)	26,000	487,500
RF Micro Devices, Inc.	35,300	305,345
Superior Essex, Inc. (a)	15,100	384,144
Sypris Solutions, Inc.	2,800	26,404
Watts Water Technologies, Inc., Class - A	20,300	737,702

		10,641,905

Energy - 0.03%
Petrohawk Energy Corp.	11,700	160,290

Engineering Services - 0.04%
EMCOR Group, Inc. (a)	4,800	238,368

Health Care - 0.17%
Angelica Corp.	5,000	102,600
Gentiva Health Services, Inc. (a)	12,900	234,909
Res-Care, Inc. (a)	6,700	123,146
Sunrise Assisted Living, Inc. (a)	15,800	615,726

		1,076,381

Homebuilders - 0.07%
WCI Communities, Inc. (a)	16,500	459,030

Insurance - 1.01%
American Equity Investment Life Holding Co.	22,200	318,348
AmerUs Group Co.	27,700	1,668,648
CNA Surety Corp. (a)	30,800	515,284
Delphi Financial Group, Inc., Class - A	41,800	2,158,134
FPIC Insurance Group, Inc. (a)	4,500	170,100
Independence Holding Co.	1,500	34,590
Midland Co.	4,800	167,904

Seabright Insurance Holdings (a)	11,000	191,620
Selective Insurance Group, Inc.	8,085	428,505
Tower Group, Inc.	32,400	748,440

		6,401,573

Internet Services - 0.21%
Alloy, Inc. (a)	6,900	92,529
Openwave Systems, Inc. (a)	23,600	509,288
Redback Networks, Inc. (a)	27,300	592,137
The Knot, Inc. (a)	6,800	123,080

		1,317,034

Machinery & Engineering - 0.50%
Bucyrus International, Inc.	5,200	250,588
Gehl Co. (a)	9,400	311,328
Joy Global, Inc.	43,350	2,591,030

		3,152,946

Manufacturing - 1.63%
Barnes Group, Inc.	10,600	429,300
Ceradyne, Inc. (a)	19,100	953,090
Gardner Denver, Inc. (a)	48,350	3,152,420
JLG Industries, Inc.	64,400	1,982,876
Kadant, Inc. (a)	3,000	68,100
MascoTech, Inc. (a)	4,290	0
Mueller Industries, Inc.	6,400	228,416
RBC Bearings, Inc. (a)	3,600	73,800
Reddy Ice Holdings, Inc.	4,700	104,387
Terex Corp. (a)	8,600	681,464
Trinity Industries, Inc.	29,940	1,628,437
Volcom, Inc. (a)	30,000	1,065,900

		10,368,190

Medical - Biomedical/Genetic - 0.04%
Celera Genomics Group - Applera Corp. (a)	20,000	233,800

Medical Products - 0.12%
Viasys Healthcare, Inc. (a)	25,200	758,016

Medical Systems - 0.35%
Per-Se Technologies, Inc.	52,400	1,396,984
Quality Systems, Inc. (a)	24,200	801,020

		2,198,004

Metals - 0.09%
Century Aluminum Co. (a)	5,800	246,210
Coeur d’Alene Mines Corp. (a)	46,200	303,072

		549,282

Oil & Gas - 1.60%
Atmos Energy Corp.	9,600	252,768
Berry Petroleum Co., Class - A	15,200	1,040,440
Edge Petroleum Corp. (a)	9,900	247,302
Enbridge Energy Management LLC (a)	136,440	0
Giant Industries, Inc. (a)	10,800	751,032
Helix Energy Solutions Group, Inc. (a)	49,800	1,887,420
Helmerich & Payne, Inc.	14,000	977,480
Holly Corp.	9,700	718,964
Parallel Petroleum Corp. (a)	27,500	507,375
Southern Union Co. (a)	34,104	846,802
Tesoro Corp.	10,400	710,736
Universal Compression Holdings, Inc. (a)	43,000	2,178,810

		10,119,129

Paper & Related Products - 0.03%
Neenah Paper, Inc.	6,700	219,425

Pharmaceuticals - 0.17%
Adams Respiratory Therapeutics, Inc.	20,948	833,102
Alpharma, Inc., Class - A	8,300	222,606

		1,055,708

Pollution Control - 0.00%
Waste Industries USA, Inc.	1,400	30,338

Real Estate - 0.57%
Jones Lang LaSalle, Inc.	47,200	3,612,688
United Capital Corp.	700	17,416

		3,630,104

Real Estate Investment Trust - 0.61%
Capital Trust, Inc., Class - A	23,900	743,768
Digital Realty Trust, Inc.	7,200	202,824
Equity Inns, Inc.	10,100	163,620
Gramercy Capital Corp.	27,600	688,068
Highland Hospitality Corp.	18,300	232,593
Inland Real Estate Corp.	14,400	234,864
Innkeepers USA Trust	28,200	477,990
Mid-America Apartment Communities, Inc.	6,100	333,975
Newcastle Investment Corp.	15,200	363,584
RAIT Investment Trust	14,200	401,008

		3,842,294

Rental & Leasing - 0.04%
Aaron Rents, Inc.	6,617	179,784
Electro Rent Corp. (a)	2,900	49,300

		229,084

Resorts/Theme Parks - 0.08%
Bluegreen Corp. (a)	38,200	505,004

Restaurants - 0.34%
Landry’s Restaurants, Inc.	40,400	1,427,332
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	10,200	259,794
O’Charley’s, Inc. (a)	12,200	225,212
Ryan’s Restaurant Group, Inc. (a)	16,800	243,600

		2,155,938

Retail - 0.68%
Allion Healthcare, Inc. (a)	9,000	122,040
Asbury Automotive Group, Inc. (a)	1,400	27,608
Brown Shoe Co., Inc.	19,000	997,120
Cabela’s, Inc., Class - A (a)	10,600	217,512
Charlotte Russe Holding, Inc. (a)	24,200	517,880
EZCORP, Inc., Class - A (a)	6,700	197,784
First Cash Financial Services, Inc. (a)	20,200	403,798
Ingles Markets, Inc., Class - A	3,000	53,460
K2, Inc. (a)	17,800	223,390
Longs Drug Stores Corp.	4,900	226,772
Spartan Stores, Inc.	7,900	100,725
Stage Stores, Inc. (a)	18,550	551,863
Too, Inc. (a)	20,000	687,000

		4,326,952

Rubber & Plastics - 0.09%
Rogers Corp. (a)	10,200	555,696

Semiconductors - 0.26%
Advanced Analogic Technologies, Inc. (a)	17,800	202,920
Amkor Technology, Inc. (a)	26,700	230,688
Diodes, Inc. (a)	9,500	394,250
Kulicke & Soffa Industries, Inc. (a)	51,100	487,494
Semitool, Inc. (a)	31,400	357,018

		1,672,370

Steel - 0.68%
Freightcar America, Inc.	28,600	1,818,960
Maverick Tube Corp. (a)	42,300	2,241,477
Valmont Industries, Inc.	5,600	235,424

		4,295,861

Telecommunications - 0.23%
Consolidated Communications Holdings, Inc.	15,400	250,558
FairPoint Communications, Inc.	16,400	226,648
Iowa Telecommunications Services, Inc.	11,700	223,236

NeuStar, Inc., Class - A (a)	16,800	520,800
Sirenza Microdevices, Inc. (a)	23,100	218,295

		1,439,537

Toys - 0.04%
JAKKS Pacific, Inc. (a)	8,400	224,616

Transportation & Shipping - 1.10%
Arkansas Best Corp.	5,500	215,160
Covenant Transport, Inc., Class - A (a)	6,000	87,600
Genesee & Wyoming, Inc., Class - A (a)	67,650	2,075,502
Greenbrier Cos., Inc.	10,800	432,540
Kirby Corp. (a)	27,700	1,886,647
Marten Transport Ltd. (a)	38,450	695,561
RailAmerica, Inc. (a)	38,200	407,212
SCS Transportation, Inc. (a)	31,100	905,321
Wabtec Corp.	8,500	277,100

		6,982,643

Utilities - 0.01%
Connecticut Water Service, Inc.	1,300	34,086

		119,668,856

IronBridge Capital Management, LLC - 21.31%
Advertising - 0.40%
Aquantive, Inc. (a)	38,406	904,077
Ventiv Health, Inc.	49,612	1,648,111

		2,552,188

Aerospace/Defense - 0.24%
Moog, Inc., Class - A (a)	20,080	712,639
Orbital Sciences Corp. (a)	49,241	778,993

		1,491,632

Apparel - 0.24%
Oxford Industries, Inc.	29,123	1,489,059

Banking & Finance - 2.42%
Cathay General Bancorp, Inc.	37,685	1,418,463
Commercial Capital Bancorp, Inc.	81,368	1,144,034
Community Bank System, Inc.	47,562	1,062,059
CompuCredit Corp. (a)	24,380	897,428
Edwards (A.G), Inc.	31,923	1,591,681
First Midwest Bancorp, Inc.	49,095	1,795,404
GATX Corp.	35,440	1,463,318
Jefferies Group, Inc.	36,082	2,110,797
Pacific Capital Bancorp	26,067	882,107
Texas Regional Bancshares	30,605	902,550
United Bankshares, Inc.	51,748	1,980,396

		15,248,237

Building Products - 0.33%
Apogee Enterprises, Inc.	60,486	1,021,004
Universal Forest Products, Inc.	17,130	1,087,583

		2,108,587

Business Services - 0.92%
CRA International, Inc. (a)	20,923	1,030,667
eFunds Corp.	67,238	1,737,429
John H. Harland Co.	32,406	1,273,556
Polycom, Inc. (a)	32,550	705,684
Source Interlink Cos., Inc. (a)	96,324	1,098,094

		5,845,430

Chemicals - 1.22%
Agrium, Inc.	37,863	956,419
FCM Corp. (a)	21,625	1,340,318
Lubrizol Corp.	45,805	1,962,744
Methanex Corp.	55,835	1,146,293
Symyx Technologies, Inc. (a)	46,596	1,292,573
Zoltek Cos., Inc. (a)	42,820	978,865

		7,677,212

Commercial Services - 0.11%
Quanta Services, Inc. (a)	44,588	714,300

Communication Equipment - 0.23%
ViaSat, Inc. (a)	51,500	1,475,475

Computer Hardware - 0.15%
Intevac, Inc.	32,356	931,206

Computer Software & Services - 0.87%
MapInfo Corp. (a)	38,423	538,690
Mercury Computer Systems, Inc. (a)	38,796	628,495
Micros Systems, Inc.	21,423	986,958
Parametric Technology Corp. (a)	53,071	866,649
Progress Software Corp.	23,236	675,935
THQ, Inc. (a)	40,465	1,047,639
Witness Systems, Inc.	29,289	743,941

		5,488,307

Consumer Products & Services - 0.19%
Peets Coffee and Tea, Inc. (a)	39,450	1,183,500

Electric Utilities - 0.39%
Avista Corp.	69,262	1,430,260
Black Hills Corp.	30,388	1,033,192

		2,463,452

Electrical & Electronics - 1.26%
Aeroflex, Inc. (a)	113,535	1,558,836
Analogic Corp.	19,693	1,303,677
Kemet Corp. (a)	138,266	1,309,379
Synaptics, Inc. (a)	30,303	666,363
Thomas & Betts Corp.	30,469	1,565,496
Trimble Navigation Ltd. (a)	31,954	1,439,528
Woodward Governor Co.	3,000	99,750

		7,943,029

Footwear - 0.26%
Wolverine World Wide, Inc.	74,967	1,659,020

Golf - 0.24%
Callaway Golf Co.	87,780	1,509,816

Health Care - 0.10%
Matria Healthcare, Inc. (a)	17,263	655,303

Instruments-Scientific - 0.21%
Varian, Inc. (a)	32,337	1,331,638

Insurance - 0.71%
AmerUs Group Co.	16,707	1,006,430
FBL Financial Group, Inc.	8,262	284,626
Selective Insurance Group, Inc.	21,972	1,164,516
Stewart Information Services Corp.	21,764	1,024,649
The Midland Co.	29,777	1,041,599

		4,521,820

Internet Services - 0.25%
Openwave Systems, Inc. (a)	42,966	927,206
Secure Computing Corp.	57,900	668,166

		1,595,372

Lasers - Systems/Components - 0.22%
Rofin-Sinar Technologies, Inc. (a)	26,294	1,423,294

Machinery & Engineering - 0.84%
Astec Industries, Inc.	23,751	852,661
IDEX Corp.	35,800	1,867,686
JLG Industries, Inc.	56,858	1,750,658
Lincoln Electric Holding, Inc.	16,174	873,234

		5,344,239

Manufacturing - 0.38%
Kaydon Corp.	13,500	544,860
Mikohn Gaming Corp.	56,887	544,409
Raven Industries, Inc.	34,327	1,342,529

		2,431,798

Media - 0.16%
Media General, Inc., Class - A	21,588	1,006,433

Medical - Biomedical/Genetic - 0.78%
Affymetrix, Inc. (a)	22,088	727,358
Digene Corp. (a)	21,334	834,159
Exelixis, Inc. (a)	80,956	972,282
Maxygen, Inc. (a)	91,700	759,276
Millipore Corp. (a)	22,230	1,624,124

		4,917,199

Medical Products - 0.96%
ABIOMED, Inc.	28,885	372,617
Cepheid, Inc. (a)	102,025	934,549
Intuitive Surgical, Inc. (a)	3,290	388,220
Owens & Minor, Inc.	43,005	1,409,274
Respironics, Inc. (a)	43,625	1,697,448
Techne Corp. (a)	16,221	975,531
Thoratec Corp. (a)	16,594	319,766

		6,097,405

Medical Systems - 0.57%
American Medical Systems Holdings, Inc. (a)	43,462	977,895
Cerner Corp. (a)	29,254	1,388,102
SonoSite, Inc. (a)	16,406	666,740
TriPath Imaging, Inc.	84,086	586,920

		3,619,657

Metals - 0.25%
Commercial Metals Co.	29,850	1,596,677

Natural Gas Distribution - 0.31%
Energen Corp.	56,337	1,971,795

Oil & Gas - 0.98%
AGL Resources, Inc.	28,897	1,041,737
Cabot Oil & Gas Corp., Class - A	31,350	1,502,606
Southwestern Energy Co. (a)	38,062	1,225,216
Swift Energy Co. (a)	19,196	719,082
Unit Corp. (a)	18,723	1,043,807
WD-40 Co.	22,398	690,978

		6,223,426

Oil-Field Services - 0.44%
Oceaneering International, Inc. (a)	30,090	1,724,157
Oil States International, Inc. (a)	29,627	1,091,755

		2,815,912

Optical Supplies - 0.28%
Oakley, Inc.	105,234	1,791,083

Paper & Related Products - 0.20%
Longview Fibre Co.	49,095	1,268,615

Pharmaceuticals - 0.16%
Connetics Corp.	58,635	992,691

Pollution Control - 0.08%
Duratek, Inc. (a)	24,173	529,389

Real Estate Investment Trust - 0.60%
Corporate Office Properties	54,133	2,476,043
Mid-America Apartment Communities, Inc.	23,962	1,311,920

		3,787,963

Restaurants - 0.23%
California Pizza Kitchen, Inc. (a)	44,091	1,430,753

Retail - 0.82%
BJ’s Wholesale Club, Inc. (a)	42,678	1,344,784
Charming Shoppes, Inc. (a)	51,506	765,894
Pacific Sunwear of California, Inc. (a)	13,959	309,331
Stage Stores, Inc.	36,840	1,095,990
The Men’s Wearhouse, Inc. (a)	45,834	1,647,274

		5,163,273

Schools - 0.17%
Strayer Education, Inc.	10,450	1,068,617

Semiconductors - 0.60%
Cohu, Inc.	43,057	913,670
Cypress Semiconductor Corp. (a)	68,205	1,156,075
Varian Semiconductor Equipment, Inc. (a)	61,926	1,738,881

		3,808,626

Steel - 0.17%
Chaparral Steel Co.	16,193	1,051,250

Storage/Warehousing - 0.15%
Mobile Mini, Inc. (a)	31,220	965,322

Superconductor Products and Systems - 0.16%
American Superconductor Corp. (a)	89,910	1,020,479

Telecommunications Equipment - 0.20%
Powerwave Technologies, Inc. (a)	48,031	647,938
Tekelec (a)	45,263	625,987

		1,273,925

Toys - 0.20%
Leapfrog Enterprises, Inc. (a)	120,265	1,277,214

Transportation & Shipping - 0.66%
Alexander & Baldwin, Inc.	24,936	1,188,948
Knight Transportation, Inc.	81,800	1,615,550
OMI Corp.	75,633	1,362,907

		4,167,405

		134,929,023

Sterling Johnston Capital Management, Inc. - 16.28%
Advertising - 0.17%
Ventiv Health, Inc. (a)	31,850	1,058,057

Aerospace/Defense - 0.73%
BE Aerospace, Inc. (a)	64,150	1,611,448
Esterline Technologies Corp. (a)	32,350	1,382,963
Taser International, Inc. (a)	154,150	1,632,448

		4,626,859

Agriculture - 0.14%
The Andersons, Inc.	11,050	864,442

Banking & Finance - 0.18%
Advanta Corp., Class - B	31,150	1,148,501

Business Services - 0.96%
CDI Corp.	53,400	1,536,317
Euronet Worldwide, Inc. (a)	29,400	1,112,202
Hypercom Corp. (a)	117,750	1,095,075
Marchex, Inc., Class - B (a)	37,550	807,325
Washington Group International, Inc. (a)	26,600	1,526,574

		6,077,493

Casinos & Gaming - 0.04%
Trump Entertainment Resorts, Inc. (a)	13,550	250,946

Communications - 0.35%
General Cable Corp. (a)	36,100	1,094,913
j2 Global Communications, Inc. (a)	24,150	1,135,050

		2,229,963

Computer Equipment - 0.18%
Hutchinson Technology, Inc. (a)	38,400	1,158,528

Computer Software & Services - 0.83%
Ansoft Corp.	10,050	418,985
Blackboard, Inc.	13,500	383,535
Informatica Corp.	27,500	427,625
Progress Software Corp. (a)	38,800	1,128,692
RealNetworks, Inc. (a)	91,900	758,175
Witness Systems, Inc.	35,950	913,130
Xyratex Ltd. (a)	38,850	1,223,775

		5,253,917

Construction - 0.35%
Granite Construction, Inc.	23,450	1,141,546
Insituform Technologies, Inc. (a)	41,450	1,102,570

		2,244,116

Consumer Products - 0.49%
H&E Equipment Services, Inc. (a)	29,300	853,215
Oxford Industries, Inc.	400	20,452
Playtex Products, Inc. (a)	66,300	694,161
Revlon, Inc., Class - A (a)	265,312	838,386
Skechers U.S.A., Inc. (a)	26,650	664,385

		3,070,599

Distribution/Wholesale - 0.42%
Aviall, Inc. (a)	33,950	1,292,816
Beacon Roofing Supply, Inc.	33,700	1,369,568

		2,662,384

E-Commerce - 0.07%
eCollege.com (a)	24,600	463,464

Electrical & Electronics - 0.57%
Applied Micro Circuits Corp. (a)	110,400	449,328
Belden CDT, Inc.	34,400	936,712
M-Systems Flash Disk Pioneers Ltd. (a)	34,000	879,240
SonoSite, Inc. (a)	13,050	530,352
Varian Semiconductor Equipment Associates, Inc. (a)	28,300	794,664

		3,590,296

Energy - 0.33%
Energy Conversion Devices, Inc.	17,150	843,437
Toreador Resources Corp. (a)	40,050	1,245,956

		2,089,393

Health Care - 1.01%
Amedisys, Inc. (a)	28,550	992,113
American Retirement	40,900	1,047,858
Eclipsys Corp.	31,550	744,896
LCA-Vision, Inc.	21,750	1,089,892
Matria Healthcare, Inc. (a)	39,575	1,502,266
Option Care, Inc.	8,100	114,534
Wellcare Health Plans, Inc. (a)	20,200	917,888

		6,409,447

Internet Services - 0.66%
Equinix, Inc. (a)	6,750	433,485
RADVision Ltd. (a)	57,850	1,032,623
Redback Networks, Inc. (a)	40,950	888,206
RightNow Technologies, Inc. (a)	67,600	1,072,811
Webex Communications, Inc.	21,450	722,222

		4,149,347

Lasers - Systems/Components - 0.10%
IntraLase Corp. (a)	26,600	617,120

Machinery & Engineering - 0.89%
Franklin Electric Co, Inc.	23,500	1,284,274
Middleby Corp.	9,750	816,270
Nacco Industries, Inc.	7,150	1,100,814
Regal-Beloit Corp.	30,300	1,280,781
Tesco Corp.	60,300	1,148,112
TurboChef Technologies, Inc. (a)	1	12

		5,630,263

Manufacturing - 0.48%
American Railcar Industries, Inc.	30,700	1,076,649
ESCO Technologies, Inc. (a)	21,350	1,081,377
Volcom, Inc. (a)	24,250	861,603

		3,019,629

Medical - Biomedical/Genetic - 0.35%
Illumina, Inc. (a)	20,500	486,875
Intermune, Inc.	50,050	927,927
LifeCell Corp.	34,600	780,230

		2,195,032

Medical Products - 0.57%
China Medical Technologies, Inc. (a)	18,900	570,969
Conor Medsystems, Inc. (a)	19,450	571,830
Syneron Medical Ltd. (a)	22,100	645,541
Viasys Healthcare, Inc.	27,250	819,680
West Pharmaceutical Services, Inc.	29,250	1,015,560

		3,623,580

Medical Supplies - 0.27%
American Commercial Lines	36,100	1,703,920

Medical Systems - 0.28%
Aspect Medical Systems, Inc.	33,550	920,612
Per-Se Technologies, Inc.	30,950	825,127

		1,745,739

Metals - 0.50%
Coeur d’Alene Mines Corp.	161,250	1,057,800
NovaGold Resources, Inc. (a)	53,300	815,490
RTI International Metals, Inc.	23,700	1,299,945

		3,173,235

Oil & Gas - 1.75%
Berry Petroleum Co., Class - A	10,550	722,148
Endeavour International Corp.	330,700	962,337
Gasco Energy, Inc.	283,900	1,589,840
Gastar Explortion Ltd. (a)	351,650	1,498,029
Global Industries Ltd. (a)	149,800	2,170,601
Hornbeck Offshore Services, Inc. (a)	22,400	807,968
Petrohawk Energy Corp. (a)	81,950	1,122,715
Transmeridian Exploration, Inc. (a)	400,550	2,162,970

		11,036,608

Oil-Field Services - 0.23%
Oceaneering International, Inc. (a)	25,300	1,449,690

Pharmaceuticals - 0.80%
BioMarin Pharmaceutical, Inc.	68,950	925,309
Cubist Pharmaceuticals, Inc. (a)	35,650	818,881
CV Therapeutics, Inc. (a)	40,650	897,552
HealthExtras, Inc. (a)	27,250	961,925
New River Pharmaceuticals, Inc.	28,700	953,127
ViroPharma, Inc.	42,000	533,400

		5,090,194

Retail - 0.82%
Brown Shoe Co., Inc.	15,500	813,440
Christopher & Banks Corp. (a)	52,100	1,209,241
Conn’s, Inc. (a)	28,350	968,436
Retail Ventures, Inc.	84,550	1,239,503
The Gymboree Corp.	38,100	992,124

		5,222,744

Semiconductors - 0.87%
Conexant Systems, Inc. (a)	290,900	1,003,605
EMCORE Corp. (a)	54,100	552,902
PortalPlayer, Inc.	42,150	936,995
Standard Microsystems Corp.	36,200	940,476
Supertex, Inc. (a)	27,000	1,015,740
Vitesse Semiconductor	300,500	1,075,789

		5,525,507

Steel - 0.16%
Oregon Steel Mills, Inc. (a)	20,050	1,025,959

Telecommunications Equipment - 0.59%
Dobson Communications Corp., Class - A (a)	94,950	761,499
ECI Telecom Ltd. (a)	104,100	1,179,453
Finisar Corp. (a)	129,600	641,520
NTELOS Holding Corp. (a)	49,500	693,495
Powerwave Technologies, Inc. (a)	36,350	490,362

		3,766,329

Transportation & Shipping - 0.14%
Forward Air Corp.	3,100	115,599
USA Truck, Inc.	32,550	801,381

		916,980

		103,090,281

Total Common Stocks (Cost $462,650,769)		611,938,111

Investment Company - 0.72%
Geewax, Terker & Co. - 0.72%
Mutual Fund - 0.72%
iShares Russell 2000 Value Index Fund	17,400	1,298,910
PowerShares Dynamic Insurance Portfolio	32,300	543,609
PowerShares Dynamic Retail Portfolio	33,600	603,792
PowerShares Dynamic Telecommunications & Wireless Portfolio	27,400	457,580
PowerShares High Growth Rate Dividend Achievers Portfolio	31,300	493,914
PowerShares Zacks Small Cap Portfolio	7,700	204,127
streetTRACKS KBW Capital Markets ETF	15,600	934,440

		4,536,372

Total Investment Company (Cost $4,345,424)		4,536,372

Time Deposit - 2.50%
Franklin Portfolio Associates - 0.04%
Time Deposit - 0.04%
Euro Time Deposit, 4.00%, 04/03/06	271,621	271,621

Frontier Capital Management Co. - 0.91%
Time Deposit - 0.91%
Bankers Trust Co., Repurchase Agreement, dated 03/31/06, due 04/03/06 at 3.90% with a maturity value of $5,788,816.88 (Collateralized by U.S. Treasury Bond, 2.50%, 09/30/06, with a market value of $5790070.98)	5,788,190	5,788,190

Geewax, Terker & Co. - 0.03%
Time Deposit - 0.03%
Bankers Trust Co., Repurchase Agreement, dated 03/31/06, due 04/03/06 at 3.90% with a maturity value of $176,459.59 (Collateralized by U.S. Treasury Bond, 2.50%, 09/30/06, with a market value of $178,869,600)	176,402	176,402

IronBridge Capital Management, LLC - 1.15%
Time Deposit - 1.15%
Euro Time Deposit, 4.00%, 04/03/06	7,247,318	7,247,318

Sterling Johnston Capital Management, Inc. - 0.37%
Time Deposit - 0.37%
Euro Time Deposit, 4.00%, 04/03/06	2,366,496	2,366,496

Total Time Deposit (Cost $15,850,027)		15,850,027

Total Investments (Cost $482,846,220) - 99.87%		632,324,510
Other assets in excess of liabilities - 0.13%		835,410

NET ASSETS - 100.00%		$633,159,920

(a)	Represents non-income producing securities.
(b)	Escrowed Security

ADR – American Depository Receipt

See accompanying notes to the financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Shares	Value
Common/Preferred Stocks - 96.52%
Artisan Partners LP - 33.97%
Austria - 0.23%
Wiener Staedtische Allgemeine Versicherung AG (Insurance)	55,342	$3,419,940

Belgium - 0.36%
Interbrew (Brewery)	114,347	5,362,029

Brazil - 0.11%
Vivo Participacoes SA - ADR (Cellular Telecommunications Services)	392,067	1,678,047

Canada - 0.80%
EnCana Corp. (Oil & Gas)	193,100	9,013,318
Research In Motion Ltd. (Computers) (a)	32,300	2,741,624
Tim Hortons, Inc. (Food - Retail) (a)	4,500	119,475

		11,874,417

Denmark - 0.06%
Vestas Wind Systems A/S (Power Converters)	33,650	838,954

Finland - 0.32%
Fortum Oyj (Electric)	186,800	4,712,496

France - 2.61%
Accor SA (Hotels, Restaurants & Leasure)	33,966	1,957,812
Alcatel SA (Telecommunication Equipment)	32,800	507,526
Alstom SA (Machinery) (a)	6,002	503,264
Axa (Insurance)	169,613	5,951,838
Carrefour SA (Food & Staples Retailing)	146,711	7,804,059
Electricite de France (Electric) (a)	15,554	882,026
LVMH Moet Hennessy Louis Vuitton SA (Luxury Goods)	59,309	5,813,833
PagesJaunes SA (Media)	154,178	4,330,412
PPR SA (Retail)	45,330	5,473,391
Safran SA (Electronics - Military)	108,740	2,756,414
Sanofi-Aventis (Pharmaceuticals)	27,999	2,663,211

		38,643,786

Germany - 4.56%
Allianz AG (Insurance)	57,653	9,636,195
Bayerische Motoren Werke AG (Automobiles)	88,305	4,868,443
Commerzbank AG (Commercial Banks)	191,600	7,624,161
Deutsche Lufthansa AG (Airlines)	115,996	2,074,545
Deutsche Post AG (Air Freight & Logistics)	248,901	6,221,846
Deutsche Telekom AG (Telecommunications Services) (a)	60,573	1,021,673
E.ON AG (Electric Utilities)	69,145	7,611,656
Heidelberger Druckmaschinen AG (Printing)	47,664	2,106,297
ProSiebenSat.1 Media AG (Media)	176,439	4,592,216
RWE AG (Electric)	97,810	8,521,295
SAP AG (Software)	27,284	5,927,639
Siemens AG (Industrial Conglomerates)	79,726	7,431,716

		67,637,682

Hong Kong - 1.40%
China Merchants Holdings International Co., Ltd. (Diversified Operations)	558,100	1,611,239
China Mobile (Hong Kong) Ltd. (Cellular Telecommunications Services)	1,897,300	9,964,682
Esprit Holdings Ltd. (Distribution/Wholesale)	94,200	733,310
MTR Corp., Ltd. (Transportation)	1,237,200	2,790,473
NWS Holdings Ltd. (Diversified Operations)	135,800	252,036
Sun Hung Kai Properties Ltd. (Real Estate)	528,600	5,368,503

		20,720,243

Italy - 1.76%
Capitalia SpA (Banking) (a)	8,400	69,823

ENI SpA (Oil & Gas)	196,214	5,582,407
Saipem SpA (Oil & Gas)	538,023	12,445,152
UniCredito Italiano SpA (Banking)	1,116,876	8,072,514

		26,169,896

Japan - 8.52%
Aiful Corp. (Consumer Finance)	35,000	2,316,876
Bridgestone Corp. (Tires)	188,000	3,921,992
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	276,700	5,020,008
Credit Saison Co., Ltd. (Banking)	338,500	18,725,654
Japan Tobacco, Inc. (Tobacco)	1,472	5,178,518
Jupiter Telecommunications Co., Ltd. (Cable TV) (a)	7,300	5,161,115
Keyence Corp. (Electronic Equipment & Instruments)	16,080	4,181,237
Millea Holdings, Inc. (Insurance)	284	5,623,046
Mitsubishi Estate Co., Ltd. (Real Estate)	208,000	4,931,339
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	498	7,617,267
Mitsui & Co., Ltd. (Trading Companies & Distributors)	269,800	3,902,104
Mitsui Fudosan Co., Ltd. (Real Estate)	182,000	4,183,464
Mizuho Financial Group, Inc. (Commercial Banks)	1,622	13,273,165
NTT Data Corp. (Networking Products)	647	3,111,846
ORIX Corp. (Consumer Finance)	46,510	14,484,972
Sega Sammy Holdings, Inc. (Leisure/Recreational Products)	330,000	13,404,147
SMC Corp. (Machinery)	28,900	4,503,960
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	93	1,027,362
Taisei Corp. (Construction)	1,175,300	5,632,811

		126,200,883

Luxembourg - 0.13%
RTL Group (Multimedia)	22,237	1,954,821

Mexico - 0.80%
Grupo Televisa SA - ADR (Multimedia)	360,900	7,181,910
Wal-Mart de Mexico SA (Retail)	1,763,900	4,725,890

		11,907,800

Netherlands - 2.24%
ASML Holding NV (Semiconductors) (a)	428,903	8,756,941
ASML Holding NV - NY Shares (Semiconductors) (a)	66,800	1,360,716
Fortis AG (Diversified Financial Services)	410,207	14,633,030
ING Groep NV (Diversified Financial Services)	182,966	7,227,389
Koninklijke Ahold NV (Food - Retail) (a)	148,584	1,168,450

		33,146,526

Norway - 0.66%
SeaDrill Ltd. (Oil & Gas) (a)	281,400	3,866,152
Stolt Offshore SA (Oil Field Services) (a)	376,300	5,916,757

		9,782,909

Portugal - 0.33%
Banco Commercial Portugues SA (Banking)	1,531,363	4,880,084

Russia - 1.19%
AFK Sistema - GDR (Telecom Services) (a) (b)	52,883	1,269,192
Lukoil - ADR (Oil & Gas)	164,800	13,711,360
RAO Unified Energy System - GDR (Electric) (a)	39,087	2,665,733

		17,646,285

Singapore - 0.48%
Singapore Airlines Ltd. (Airlines)	828,600	7,180,687

South Korea - 0.45%
Hana Financial Group, Inc. (Diversified Financial Services)	19,746	935,131
Kookmin Bank (Financial Services)	66,770	5,767,531

		6,702,662

Spain - 0.42%
Industria de Diseno Textil SA (Specialty Retail)	113,940	4,397,229
Promotora de Informaciones SA (Prisa) (Media)	102,753	1,898,706

		6,295,935

Switzerland - 4.37%
Adecco SA (Commercial Services & Supplies) (a)	92,966	5,196,481
Keppel Corp., Ltd. (Diversified Operations)	717,100	6,125,645

Nestle SA (Food Products)	37,602	11,165,483
Nobel Biocare Holding AG (Medical Products)	5,657	1,259,836
Novartis AG (Pharmaceuticals)	100,338	5,581,604
Roche Holding AG (Pharmaceuticals)	55,212	8,222,703
Swiss Re (Insurance)	116,613	8,151,189
Synthes, Inc. (Health Care Equipment & Supplies)	1,165	127,826
UBS AG - Registered (Capital Markets)	172,320	18,933,648

		64,764,415

United Kingdom - 2.17%
Barclays PLC (Banking)	393,614	4,605,292
Cadbury Schweppes PLC (Food Products)	462,024	4,591,024
Carnival PLC (Hotel, Restaurants & Leisure)	84,412	4,149,919
Centrica PLC (Oil & Gas)	410,850	2,009,142
Kingfisher PLC (Specialty Retail)	2,313,078	9,623,761
Smith & Nephew PLC (Medical Products)	85,455	758,591
William Morrison Supermarkets PLC (Food - Retail)	1,553,651	5,128,096
WPP Group PLC (Advertising)	107,900	1,294,298

		32,160,123

		503,680,620

Capital Guardian Trust Co. - 62.55%
Australia - 1.53%
Amcor Ltd. (Containers & Packaging)	296,800	1,571,910
BHP Billiton Ltd. (Metals & Mining)	20	401
Brambles Industries Ltd. (Commercial Services & Supplies)	195,435	1,503,637
Foster’s Group Ltd. (Beverages)	358,639	1,362,963
Insurance Australia Group Ltd. (Insurance)	618,424	2,421,061
Macquarie Bank Ltd. (Capital Markets)	25,063	1,160,206
News Corp. (Media)	60,764	1,008,943
Promina Group Ltd. (Insurance)	380,700	1,490,398
Qantas Airways Ltd. (Airlines)	468,210	1,186,250
QBE Insurance Group Ltd. (Insurance)	131,424	2,058,041
Rinker Group Ltd. (Construction Materials)	302,285	4,294,466
Wesfarmers Ltd. (Industrial Conglomerates)	63,564	1,586,791
Woolworths Ltd. (Retail)	222,747	3,001,887

		22,646,954

Austria - 0.15%
Raiffeisen International Bank Holding AG (Commercial Banks) (a)	11,100	946,867
Telekom Austria AG (Diversified Telecommunications Services)	51,712	1,218,721

		2,165,588

Belgium - 0.16%
UCB SA (Pharmaceuticals)	48,100	2,366,271

Canada - 3.82%
Abitibi-Consolidated, Inc. (Paper & Forest Products)	151,600	627,122
Alcan, Inc. (Metals & Mining)	224,800	10,286,968
Barrick Gold Corp. (Metals & Mining)	188,100	5,123,844
Cameco Corp. (Oil, Gas & Consumable Fuels)	209,300	7,528,777
Canadian Imperial Bank of Commerce (Commercial Banks)	25,800	1,900,308
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	135,700	7,542,763
Inco Ltd. (Metals & Mining)	101,600	5,068,824
Loblaw Cos., Ltd. (Food & Staples Retailing)	26,200	1,248,741
Magna International, Inc., Class A (Auto Components)	13,200	995,427
Manulife Financial Corp. (Insurance)	26,900	1,687,816
Methanex Corp. (Chemicals)	74,800	1,531,107
Potash Corp. of Saskatchewan, Inc. (Chemicals)	60,400	5,317,849
Rogers Communications, Inc., Class B (Wireless Telecommunications Services)	24,700	942,433
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	42,900	3,293,189
Telus Corp. (Diversified Telecommunications Services)	19,200	742,775
Telus Corp. (Diversified Telecommunications Services)	25,700	1,008,542
Toronto-Dominion Bank (Commercial Banks)	32,200	1,794,496

		56,640,981

Denmark - 0.23%
Novo Nordisk A/S (Pharmaceuticals)	53,800	3,346,771

Finland - 0.85%
Neste Oil Oyj (Oil, Gas & Consumable Fuels)	22,900	787,206
Nokia Oyj (Wireless Telecommunication Services)	240,800	4,983,537
Nokia Oyj - ADR (Wireless Telecommunication Services)	109,700	2,272,984
Stora Enso Oyj (Paper & Forest Products)	89,400	1,375,735
UPM-Kymmene Oyj (Paper & Forest Products)	135,000	3,189,788

		12,609,250

France - 5.99%
Accor SA (Hotels, Restaurants & Leisure)	52,800	3,043,410
Air Liquide SA (Chemicals)	11,698	2,435,164
Axa (Insurance)	2,900	101,763
BNP Paribas (Commercial Banks)	116,200	10,792,243
BNP Paribas (Commercial Banks) (a)	11,620	1,042,617
Bouygues SA (Wireless Telecommunications Services)	232,500	12,353,385
Carrefour SA (Food & Staples Retailing)	24,000	1,276,642
Dassault Systems SA (Software)	23,900	1,366,600
Essilor International SA (Health Care Equipment & Supplies)	27,600	2,461,389
France Telecom SA (Diversified Telecommunications Services)	11,600	260,873
Groupe Danone (Food Products)	31,860	3,902,926
L’Oreal SA (Personal Products)	40,700	3,585,273
Lafarge SA (Construction Materials)	54,000	6,117,849
PagesJaunes SA (Media) (a)	31,750	891,765
Renault SA (Automobiles)	24,600	2,615,626
Sanofi-Aventis (Pharmaceuticals)	153,600	14,610,138
Schneider Electric SA (Electrical Equipment)	87,400	9,435,883
Societe Generale (Commercial Banks)	19,500	2,932,242
Thales SA (Aerospace & Defense) (a)	38,200	1,698,261
Total SA (Oil, Gas & Consumable Fuels)	13,200	3,481,976
Veolia Environnement (Multi Utilities)	51,000	2,832,132
Vivendi Universal SA (Media)	44,900	1,541,841

		88,779,998

Germany - 3.95%
Allianz AG (Insurance)	42,100	7,036,646
Altana AG (Pharmaceuticals)	41,000	2,543,591
Bayer AG (Chemicals)	98,200	3,938,519
Bayerische Motoren Werke AG (Automobiles)	28,200	1,554,726
Commerzbank AG (Commercial Banks) (a)	62,000	2,467,109
DaimlerChrysler AG (Automobiles)	77,900	4,475,080
Deutsche Bank AG (Capital Markets)	31,800	3,627,779
Deutsche Post AG (Air Freight & Logistics)	97,500	2,437,234
E.ON AG (Electric Utilities)	50,900	5,603,200
Infineon Technologies AG (Semiconductors & Semiconductor Equipment) (a)	132,700	1,365,124
Infineon Technologies AG - ADR (Semiconductors & Semiconductor Equipment) (a)	69,200	711,376
SAP AG (Software)	26,100	5,670,407
SAP AG - ADR (Software)	34,400	1,868,608
Siemens AG (Industrial Conglomerates)	93,000	8,669,061
Volkswagen AG (Automobiles)	87,600	6,569,284

		58,537,744

Greece - 0.12%
OPAP SA (Hotels, Restaurants & Leisure)	48,200	1,842,053

Hong Kong - 0.95%
Hang Lung Group Ltd. (Real Estate)	964,000	2,199,126
Hang Lung Properties Ltd. (Real Estate)	975,000	1,853,517
Johnson Electric Holdings Ltd. (Electrical Equipment)	1,006,000	940,017
Li & Fung Ltd. (Distributors)	1,654,000	3,730,555
Sun Hung Kai Properties Ltd. (Real Estate)	163,000	1,655,441
Swire Pacific Ltd. (Diversified Financial Services)	374,500	3,665,890

		14,044,546

Ireland - 0.43%
CRH PLC (Construction Materials)	118,000	4,117,825
Depfa Bank PLC (Commercial Banks) (a)	126,400	2,251,427

		6,369,252

Israel - 0.12%
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	44,000	1,811,920

Italy - 0.16%
Banca Intesa SpA (Commercial Banks)	390,000	2,329,727

Japan - 19.09%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	37,900	4,518,499
AEON Co., Ltd. (Food & Staples Retailing)	190,000	4,609,534
Aiful Corp. (Consumer Finance)	16,080	1,064,439
Astellas Pharma, Inc. (Pharmaceuticals)	57,100	2,168,907
Canon, Inc. (Office Electronics)	48,200	3,190,670
Daiichi Sankyo Co., Ltd. (Pharmaceuticals)	97,000	2,213,163
Daimura (Multiline Retail)	100,000	1,473,487
Daiwa House Industries Co., Ltd. (Household Durables)	107,000	1,854,861
Fanuc Ltd. (Machinery)	86,500	8,328,051
Hankyu Holdings, Inc. (Road & Rail)	160,000	927,260
Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	17,900	2,517,378
Hoya Corp. (Electronic Equipment & Instruments)	55,800	2,252,294
Kansai Electric Power Co. (Electric Utilities)	215,300	4,784,241
Kao Corp. (Household Products)	144,000	3,793,338
Keyence Corp. (Electronic Equipment & Instruments)	5,170	1,344,341
Millea Holdings, Inc. (Insurance)	293	5,801,241
Mitsubishi Corp. (Trading Companies & Distributors)	261,500	5,955,303
Mitsubishi Estate Co., Ltd. (Real Estate)	560,000	13,276,683
Mitsubishi Heavy Industries Ltd. (Machinery)	462,000	2,198,504
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	1,142	17,467,709
Mitsui & Co., Ltd. (Trading Companies & Distributors)	136,000	1,966,961
Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	185,730	2,526,799
Mizuho Financial Group, Inc. (Commercial Banks)	1,502	12,291,179
Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	19,800	1,340,976
NGK SPARK PLUG Co., Ltd. (Auto Components)	111,000	2,589,183
Nidec Corp. (Electronic Equipment & Instruments)	28,200	2,314,854
Nikon Corp. (Leisure Equipment & Products)	92,000	1,649,558
Nintendo Co., Ltd. (Software)	42,500	6,356,220
Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	226,000	5,626,954
Nippon Telegraph & Telephone Corp. (NTT) (Diversified Telecommunications Services)	555	2,381,671

Nissan Motor Co., Ltd. (Automobiles)	442,700	5,259,132
Nitto Denko Corp. (Chemicals)	122,900	10,433,132
Obayashi Corp. (Construction & Engineering)	188,000	1,530,455
Omron Corp. (Electronic Equipment & Instruments)	6,100	175,204
ORIX Corp. (Consumer Finance)	7,500	2,335,783
Ricoh Co., Ltd. (Office Electronics)	163,000	3,185,758
Rohm Co. (Semiconductors & Semiconductor Equipment)	42,400	4,485,724
SECOM Co., Ltd. (Commercial Services & Supplies)	29,500	1,509,092
Shimamura Co., Ltd. (Specialty Retail)	14,100	1,640,287
Shin-Etsu Chemical Co., Ltd. (Chemicals)	54,100	2,937,619
SMC Corp. (Machinery)	52,600	8,197,519
Softbank Corp. (Internet Software & Services)	535,800	15,707,937
Sompo Japan Insurance, Inc. (Insurance)	311,200	4,514,092
SONY Corp. (Household Durables)	29,100	1,347,680
Sumitomo Corp. (Trading Companies & Distributors)	526,100	7,492,723
Sumitomo Forestry Co., Ltd. (Household Durables)	45,000	456,195
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	2,411	26,634,091
Sumitomo Realty & Development Co., Ltd. (Real Estate)	79,000	2,188,477
Suzuki Motor Corp. (Automobiles)	377,700	8,681,836
T&D Holdings, Inc. (Insurance)	25,650	2,005,269
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	70,700	4,031,246
Tokyo Electric Power Co., Inc. (Electric Utilities)	54,400	1,356,764
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	126,500	8,728,586
Tokyo Gas Co., Ltd. (Gas Utilities)	371,000	1,623,598
Tokyu Corp. (Road & Rail)	646,000	4,353,144
Toshiba Corp. (Computers & Peripherals)	227,000	1,319,409

Toyota Motor Corp. (Automobiles)	21,500	1,174,754
Trend Micro, Inc. (Software)	99,500	3,491,970
Uni-Charm Corp. (Household Products)	17,600	864,446
Yahoo Japan Corp. (Internet Software & Services)	7,190	4,386,829
Yamada Denki Co., Ltd. (Specialty Retail)	47,700	5,500,416
Yamato Holdings Co., Ltd. (Air Freight & Logistics)	336,500	6,891,273

		283,224,698

Luxembourg - 0.15%
SES Global - FDR (Media)	142,800	2,259,773

Mexico - 0.76%
America Movil SA de CV, Series L - ADR (Wireless Telecommunications Services)	327,900	11,233,854

Netherlands - 4.55%
ABN Amro Holding NV (Commercial Banks)	263,729	7,905,894
Aegon NV (Insurance)	234,688	4,342,335
Fortis AG (Diversified Financial Services)	29,500	1,052,333
Heineken Holding NV, Class A (Beverages)	75,000	2,584,546
Heineken NV (Beverages)	125,258	4,753,578
ING Groep NV (Diversified Financial Services)	259,738	10,259,980
Koninklijke KPN NV (Diversified Telecommunications Services)	1,205,000	13,578,863
Koninklijke Numico NV (Food Products) (a)	59,397	2,627,664
Reed Elsevier NV (Media)	92,500	1,325,928
Royal Dutch Shell PLC - ADR (Oil, Gas & Consumable Fuels)	17,000	1,058,420
Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	448,499	14,031,728
TNT NV (Air Freight & Logistics)	68,000	2,354,033
Unilever NV (Food Products)	23,100	1,603,836

		67,479,138

Norway - 0.32%
DNB NOR ASA (Commercial Banks)	198,200	2,670,119
Statoil ASA (Oil, Gas & Consumable Fuels)	71,200	2,054,254

		4,724,373

Singapore - 0.57%
DBS Group Holdings Ltd. (Commercial Banks)	161,000	1,624,451
Singapore Telecommunications Ltd. (Diversified Telecommunications Services)	1,404,000	2,303,064
Singapore Telecommunications Ltd. (Diversified Telecommunications Services) (b)	1,976,150	3,241,595
United Overseas Bank Ltd. (Commercial Banks)	127,360	1,229,846

		8,398,956

South Africa - 0.72%
Sasol Ltd. (Oil & Gas)	280,200	10,606,222

South Korea - 0.79%
Samsung Electronics (Semiconductors & Semiconductor Equipment)	12,820	8,315,248
Samsung Electronics - GDR (Semiconductors & Semiconductor Equipment)	10,340	3,386,350

		11,701,598

Spain - 2.43%
Altadis SA (Tobacco)	57,500	2,577,882
Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	433,000	9,034,715
Banco Santander Central Hispano SA (Commercial Banks)	608,200	8,880,285
Iberdrola SA (Electric Utilities)	75,700	2,443,563
Industria de Diseno Textil SA (Specialty Retail)	57,900	2,234,505
Repsol YPF SA (Oil, Gas & Consumable Fuels)	291,400	8,276,383
Telefonica SA (Diversified Telecommunications Services)	168,074	2,637,325

		36,084,658

Sweden - 1.54%
Assa Abloy AB, Class B (Building Products)	84,800	1,574,022
AstraZeneca PLC (Pharmaceuticals)	228,200	11,490,758
Atlas Copco AB, A Shares (Machinery)	142,200	4,000,283
Ericsson (LM), Class B (Communications Equipment)	1,290,200	4,905,640
Scania AB, Class B (Machinery)	19,400	842,297

		22,813,000

Switzerland - 4.89%
Adecco SA (Commercial Services & Supplies)	29,040	1,623,236
Credit Suisse Group (Capital Markets)	93,630	5,255,148
Holcim Ltd., Class B (Construction Materials)	134,185	10,687,028

Nestle SA (Food Products)	28,673	8,514,119
Novartis AG (Pharmaceuticals)	282,330	15,705,458
Richemont AG INH A Units (Textiles, Apparel & Luxury Goods)	228,051	10,936,229
Roche Holding AG (Pharmaceuticals)	37,056	5,518,737
Swiss Re (Insurance)	122,482	8,561,429
Swisscom AG (Diversified Telecommunications Services)	10,162	3,294,288
Synthes, Inc. (Health Care Equipment & Supplies)	7,940	871,189
UBS AG - Registered (Capital Markets)	14,375	1,579,452

		72,546,313

Taiwan - 0.22%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	329,478	3,314,549

United Kingdom - 8.06%
Anglo American PLC (Metals & Mining)	47,300	1,822,518
ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	519,300	1,202,083
AstraZeneca PLC (Pharmaceuticals)	36,951	1,861,544
BAE Systems PLC (Aerospace & Defense)	483,900	3,536,949
BHP Billiton PLC (Metals & Mining)	107,388	1,961,616
Brambles Industries PLC (Commercial Services & Supplies)	166,891	1,248,841
British Land Co., PLC (Real Estate)	83,500	1,800,144
Cadbury Schweppes PLC (Food Products)	163,595	1,625,605
Carnival PLC (Hotels, Restaurants & Leisure)	64,800	3,185,741
Diageo PLC (Beverages)	106,900	1,683,428
HBOS PLC (Commercial Banks)	634,100	10,585,958
HSBC Holdings PLC (Commercial Banks)	229,500	3,847,326
Kingfisher PLC (Specialty Retail)	431,900	1,796,957
Lloyds TSB Group PLC (Commercial Banks)	350,500	3,351,926
Northern Rock PLC (Thrifts & Mortgage Finance)	85,000	1,748,315
Pearson PLC (Media)	152,100	2,108,537
Reckitt Benckiser PLC (Household Products)	39,300	1,383,187
Reed Elsevier NV (Media)	673,100	6,454,576
Rio Tinto PLC (Metals & Mining)	39,300	1,994,903
Royal Bank of Scotland Group PLC (Commercial Banks)	581,100	18,907,656
Royal Bank of Scotland Group PLC (Commercial Banks) (b)	34,800	1,132,312
Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	95,266	3,098,081
Scottish & Southern Energy (Electric Utilities)	163,400	3,213,272
Standard Chartered PLC (Commercial Banks)	217,900	5,420,624
Tesco PLC (Food & Staples Retailing)	231,700	1,328,278
Unilever PLC (Food Products)	419,000	4,287,246
Vodafone (Wireless Telecommunications Services)	10,585,716	22,159,313
Wolseley PLC (Trading Companies & Distributors)	64,300	1,579,463
Xstrata PLC (Metals & Mining)	107,500	3,479,128
Yell Group PLC (Media)	193,500	1,830,324

		119,635,851

		927,514,038

Total Common/Preferred Stocks (Cost $1,035,891,706)		1,431,194,658

Time Deposit - 4.44%
Artisan Partners LP - 1.17%
United States - 1.17%
Eurodollar Time Deposit, 4.00%, 4/3/06	17,351,780	17,351,800

Capital Guardian Trust Co. - 3.27%
United States - 3.27%
Eurodollar Time Deposit, 4.00%, 4/3/06	48,511,666	48,511,666

Total Time Deposit (Cost $65,863,466)		65,863,466

Total Investments (Cost $1,101,755,172) - 100.96%		1,497,058,124
Liabilities in excess of other assets - (0.96) %		(14,301,561)

NET ASSETS - 100.00%		$1,482,756,563

(a)	Represents non-income producing securities.
(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR – American Depository Receipt

FDR – Fiduciary Depository Receipt

GDR – Global Depository Receipt

See accompanying notes to the financial statements.

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Setttlement Date	Value on Trade Date	Value on 3/31/2006	Unrealized Gain/Loss
	Currencies Purchased
1,218,753	Swiss Francs	3/31/2006	4/4/2006	939,671	935,129	(4,542)
6,013	Swiss Francs	3/31/2006	4/4/2006	4,633	4,616	(18)
365,527	Swiss Francs	3/31/2006	4/5/2006	280,603	280,606	3
3,017,541	Euro	12/16/2005	4/7/2006	3,632,637	3,657,001	24,365
609,146	Euro	3/30/2006	4/3/2006	733,004	738,100	5,096
290,429	Euro	3/31/2006	4/4/2006	352,252	351,911	(341)
539,016	Euro	3/31/2006	4/4/2006	655,211	653,280	(1,931)
1,019,062	Euro	3/31/2006	4/4/2006	1,236,938	1,235,091	(1,847)
615,399	Euro	3/31/2006	4/5/2006	746,971	745,901	(1,070)
1,944,003	British Pound	12/16/2005	6/14/2006	3,431,240	3,380,121	(51,119)
784,720	British Pound	1/11/2006	4/12/2006	1,385,305	1,363,314	(21,991)
3,445,858	British Pound	2/16/2006	4/24/2006	6,062,333	5,987,243	(75,090)
1,987,401	British Pound	3/13/2006	6/26/2006	3,435,595	3,456,179	20,584
1,061,850	British Pound	3/31/2006	4/4/2006	1,854,946	1,844,642	(10,304)
16,349	British Pound	3/31/2006	4/4/2006	28,556	28,402	(154)
646,319	British Pound	3/31/2006	4/5/2006	1,124,111	1,122,835	(1,276)
801,513	Hong Kong Dollars	3/31/2006	4/3/2006	103,293	103,308	15
878,195	Hong Kong Dollars	3/31/2006	4/4/2006	113,170	113,194	24
5,047,275	Japanese Yen	3/30/2006	4/3/2006	42,853	42,909	56
751,200,521	Japanese Yen	3/31/2006	4/4/2006	6,402,186	6,383,417	(18,769)
36,578,231	Japanese Yen	3/31/2006	4/5/2006	336,850	336,573	(277)
212,588	Canadian Dollors	3/31/2006	4/4/2006	182,156	182,072	(84)
814,236	Euro	3/31/2006	4/4/2006	986,527	986,605	78
7,886,168	Hong Kong Dollars	3/31/2006	4/3/2006	1,016,206	1,016,402	196
718,362	Hong Kong Dollars	3/31/2006	4/4/2006	92,570	92,586	16

	Total Currency Purchased			$35,179,817	$35,041,437	$(138,380)

	Currencies Sold
4,354,178	Swiss Franc	12/16/2005	6/14/2006	3,431,239	3,366,506	64,733
1,756,596	Swiss Franc	1/11/2006	4/12/2006	1,385,304	1,348,904	36,400
7,066,765	Canadian Dollars	2/16/2006	4/24/2006	6,062,333	6,055,914	6,419
4,478,211	Swiss Franc	3/13/2006	6/26/2006	3,435,594	3,466,540	(30,946)
3,017,541	Euro	10/6/2005	4/7/2006	3,647,000	3,657,001	(10,001)
58,309,713	Japanese Yen	3/29/2006	4/3/2006	497,523	495,494	2,029
32,305,549	Japanese Yen	3/29/2006	4/3/2006	274,013	274,644	(631)
43,907,462	Japanese Yen	3/30/2006	4/3/2006	372,871	373,109	(238)
6,974	Swiss Franc	3/30/2006	4/3/2006	5,325	5,351	(26)
296,507	Danish Krone	3/30/2006	4/3/2006	47,771	48,167	(396)
65,188	Euro	3/30/2006	4/3/2006	78,396	79,003	(607)
24,367,892	Japanese Yen	3/31/2006	4/5/2006	206,963	207,100	(137)
143,762	Euro	3/31/2006	4/5/2006	174,192	174,206	(14)
399,538	Swiss Franc	3/31/2006	4/5/2006	306,371	306,590	(219)
1,292,483	Japanese Yen	3/31/2006	4/3/2006	10,863	10,988	(125)
1,345,480	Danish Krone	3/31/2006	4/4/2006	219,091	218,586	505
199,931	Euro	3/31/2006	4/3/2006	243,016	242,299	717
126,400,731	Japanese Yen	3/31/2006	4/4/2006	1,076,897	1,074,751	2,146
377,953	Danish Krone	3/31/2006	4/5/2006	54,860	54,907	(47)

	Total Currency Sold			$21,529,622	$21,460,060	$69,562

	Net Unrealized Gain/(Loss)					$(68,818)

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 23.79%
Fannie Mae, Pool #255321	5.50%	7/1/24	$2,769,151	$2,727,804
Fannie Mae, Pool #255493	5.50	11/1/24	933,945	920,000
Fannie Mae, Pool #255550	5.50	12/1/24	607,080	598,016
Fannie Mae, Pool #256116	6.00	2/1/26	1,292,264	1,298,725
Fannie Mae, Pool #380433	6.49	8/1/08	1,464,624	1,487,443
Fannie Mae, Pool #560912	9.50	10/1/30	708	777
Fannie Mae, Pool #564235	9.00	11/1/30	26,652	29,141
Fannie Mae, Pool #725231	5.00	2/1/34	449,537	429,173
Fannie Mae, Pool #725419	4.50	10/1/33	1,694,054	1,562,589
Fannie Mae, Pool #725456	5.00	5/1/34	346,328	330,293
Fannie Mae, Pool #727437	6.00	3/1/25	907,015	912,094
Fannie Mae, Pool #741897	5.00	10/1/33	455,371	434,743
Fannie Mae, Pool #744131	6.50	12/1/24	932,702	951,647
Fannie Mae, Pool #747631	6.50	11/1/33	25,945	26,497
Fannie Mae, Pool #826643	6.00	6/1/35	2,067,305	2,067,305
Fannie Mae, Pool #848649	7.00	12/1/35	1,805,243	1,859,213
Fannie Mae, Pool #852368	6.50	2/1/36	1,318,844	1,345,632
Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	36,066	36,094
Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	475,228	478,479
Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	496,344	504,014
Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	815,986	820,345
Fannie Mae, Series 2001-60, Class PM	6.00	3/25/30	72,182	72,096
Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,000	54,803
Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	62,611	62,631
Fannie Mae, Series 2003-W10, Class 3A2B	3.06	7/25/37	97,941	97,445
Fannie Mae, Series 2003-W14, Class 1A5	4.71	9/25/43	146	145
Fannie Mae, Series 2003-W18, Class 1A3	4.73	8/25/43	114,008	113,564
Fannie Mae, Series 2003-W19, Class 1A3	4.78	11/25/33	8,910	8,867
Fannie Mae, Series 2004-W1, Class 1A3	4.49	11/25/43	293,613	292,142
Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,685,000	1,675,947
Fannie Mae, Series 2004-W4, Class A2	5.00	6/25/34	1,670,000	1,647,823
Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,276,000	2,151,028
Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,150,000	1,085,414
Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	455,000	428,763
Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	555,000	523,182
Fannie Mae, Series 2561, Class TU	4.16	6/25/42	225,105	223,763
Freddie Mac, Gold Pool #A15111	6.00	10/1/33	38,705	38,749
Freddie Mac, Gold Pool #A15401	6.50	11/1/33	55,886	57,021
Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,166,044	1,167,385
Freddie Mac, Gold Pool #E64408	7.50	12/1/10	21,116	21,212
Freddie Mac, Gold Pool #G10985	7.50	2/1/10	3,694	3,760
Freddie Mac, Series 1977, Class E	7.00	7/15/12	42,598	42,918
Freddie Mac, Series 2278, Class H	6.50	1/15/31	67,861	67,660
Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,330,000	1,328,833
Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,000	34,742
Freddie Mac, Series 2497, Class BM	5.00	2/15/22	9,214	9,111
Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,565,000	1,571,225
Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,000	491,708
Freddie Mac, Series 2543, Class HG	4.75	9/15/28	415,573	411,435
Freddie Mac, Series 2552, Class KB	4.25	6/15/27	818,150	808,779
Freddie Mac, Series 2640, Class BG	5.00	2/15/32	155,000	148,525
Freddie Mac, Series 2682, Class LC	4.50	7/15/32	595,000	553,115

Freddie Mac, Series 2700, Class PG	4.50	5/15/32	1,380,000	1,281,554
Freddie Mac, Series 2721, Class PE	5.00	1/15/23	1,326,000	1,269,264
Freddie Mac, Series 2727, Class PE	4.50	7/15/32	1,910,000	1,770,195
Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,192,000	1,136,360
Freddie Mac, Series 2783, Class PD	5.00	1/15/33	950,000	903,979
Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,080,000	1,976,236
Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,080,000	1,976,243
Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,000	1,615,990
Freddie Mac, Series 2869, Class BG	5.00	7/15/33	250,000	237,008
Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,186,000	1,121,265
Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,700,000	1,609,797
Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,215,000	2,096,352
Freddie Mac, Series 2941, Class XD	5.00	5/15/33	1,105,000	1,045,167
Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,845,000	1,743,857
Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,275,000	1,202,818
Freddie Mac, Series 3056, Class HD	5.00	2/15/34	1,340,000	1,262,453
Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,675,351	1,718,916
Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,425,000	1,343,675
Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	900,000	850,553

Total U.S. Government Agency Mortgages (Cost $61,843,051)				60,175,497

Corporate Bonds - 17.19%
21st Century Insurance	5.90	12/15/13	380,000	369,783
Agfirst Farm Credit Bank	8.39	12/15/16	1,630,000	1,782,813
America West Airlines, Series 1999-1	7.93	1/2/19	234,359	243,966
American General Corp., Series B *	8.13	3/15/46	755,000	928,650
American General Finance, Series I	4.88	7/15/12	1,540,000	1,470,700
AT&T Broadband Communication Holdings	9.46	11/15/22	274,000	345,583
Auburn Hills Trust	12.38	5/1/20	185,000	268,801
Autopista Del Maipo *	7.37	6/15/22	795,000	888,540
Axis Capital Holdings, Series B	7.50	11/29/49	201,000	202,194
BAE Systems 2001 Asset Trust *	7.16	12/15/11	286,071	295,721
BFC Finance Corp., Series 1996-A	7.38	12/1/17	445,000	493,558
British Telecom PLC	8.88	12/15/30	855,000	1,093,786
Celulosa Arauco	5.63	4/20/15	718,000	690,110
Centex Corp.	5.45	8/15/12	375,000	363,354
Cleveland Electric Illumination	7.43	11/1/09	50,000	53,125
Comcast Corp.	6.45	3/15/37	421,000	405,087
Consumers Energy	5.00	2/15/12	870,000	836,354
Consumers Energy Corp.	4.00	5/15/10	990,000	930,212
Continental Cablevision	9.00	9/1/08	5,000	5,372
DaimlerChrysler Holding Corp. NA	4.75	1/15/08	432,000	425,946
DaimlerChrysler Holding Corp. NA (a)	5.21	10/31/08	253,000	253,963
Dobie Center Properties Ltd. *	6.46	5/1/09	770,000	796,643
Dobie Center Properties Ltd. *	6.41	5/1/08	720,000	738,163
Dresdner Funding Trust 1 *	8.15	6/30/31	585,000	682,503
Duke Capital Corp., LLC	4.30	5/18/06	922,000	921,437
Eastern Energy Ltd.	6.75	12/1/06	569,000	573,979
Energy Transfer Partners *	5.65	8/1/12	220,000	216,278
Entergy Louisiana LLC	6.30	9/1/35	235,000	224,596
Enterprise Products Operating LP	5.00	3/1/15	301,000	279,271
Enterprise Products Operating LP	4.95	6/1/10	415,000	402,552
Enterprise Products Operating LP	7.50	2/1/11	237,000	252,998
ERAC USA Finance Co. *	8.00	1/15/11	890,000	974,940
Erp Operating LP	6.95	3/2/11	114,000	120,500
Farmers Credit Bank of Texas	7.56	11/29/49	152,000	162,830
Farmers Exchange Capital *	7.20	7/15/48	690,000	685,688
Ford Motor Credit Co.	6.50	1/25/07	262,000	260,997

Goldman Sachs Group, Inc.	4.75	7/15/13	313,000	295,698
Halliburton Co.	6.00	8/1/06	1,450,000	1,452,297
Harrahs Operating Company, Inc.	5.63	6/1/15	660,000	632,395
Harrahs Operating Company, Inc.	5.75	10/1/17	417,000	394,857
Hydro-Quebec	8.25	4/15/26	85,000	111,881
ILFC E-Capital Trust II (a) *	6.25	12/21/65	910,000	872,114
Indiana Michigan Power Co.	6.13	12/15/06	135,000	135,675
Mizuho Finance (Cayman)	8.38	10/27/49	1,575,000	1,677,375
MMG Fiduciary (AES el Salvador) *	6.75	2/1/16	680,000	660,853
MUFG Capital Finance 1 Ltd. (a)	6.35	7/29/49	1,665,000	1,638,423
Newmont Mining, Inc.	5.88	4/1/35	412,000	385,175
News America, Inc. *	6.40	12/15/35	197,000	188,358
Northwest Airlines, Inc., Series 2002-1	6.26	11/20/21	818,347	810,556
OneAmerica Financial Partners, Inc. *	7.00	10/15/33	475,000	505,244
Pulte Homes, Inc.	7.88	8/1/11	430,000	464,522
Pulte Homes, Inc.	6.25	2/15/13	220,000	219,717
Reinsurance Group of America (a)	6.75	12/15/65	665,000	630,885
SBC Communications	5.88	2/1/12	967,000	972,723
Sempra Energy	4.62	5/17/07	1,284,000	1,272,574
TCI Communications, Inc.	8.75	8/1/15	941,000	1,101,058
TCI Communications, Inc.	10.13	4/15/22	295,000	386,727
TCI Communications, Inc.	9.88	6/15/22	120,000	155,726
Telecom Italia Capital SA	4.95	9/30/14	560,000	515,311
Telecom Italia Capital SA	5.25	11/15/13	895,000	848,018
Time Warner, Inc.	7.63	4/15/31	878,000	956,443
TXU Australia Holdings *	6.15	11/15/13	635,000	652,715
TXU Energy Co., LLC	7.00	3/15/13	475,000	494,744
Tyco International Group SA	7.00	6/15/28	224,000	235,678
Tyco International Group SA	6.75	2/15/11	1,121,000	1,165,926
Tyco International Group SA	6.88	1/15/29	335,000	349,780
United Dominion Realty Trust, Series E	3.90	3/15/10	370,000	349,105
Verizon Global Funding Corp.	7.75	12/1/30	524,000	578,888
Verizon New England, Inc.	6.50	9/15/11	236,000	239,587
Wachovia Bank NA	5.60	3/15/16	860,000	851,587
Washington Mutual Preferred Funding Cayman, Series A-1 *	7.25	3/15/49	400,000	390,724
Westar Energy, Inc.	5.95	1/1/35	760,000	705,647
Weyerhaeuser Co.	7.13	7/15/23	50,000	51,373
ZFS Financial UAS Trust II (a) *	6.45	12/15/65	500,000	481,114

Total Corporate Bonds (Cost $44,115,564)				43,472,466

Collateralized Mortgage Obligations - 25.39%
Adjustable Rate Mortage Trust, Series 2005-10, Class 3A31 (a)	5.44	1/25/36	590,000	578,942
American Home Mortgage Investment Trust, Series 2005-2, Class 5A3	5.08	9/25/35	1,740,000	1,707,280
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,770,000	1,740,236
Banc of America Mortgage Securities, Series 2003-J, Class 2A8 (a)	4.20	11/25/33	1,305,000	1,270,624
Banc of America Mortgage Securities, Series 2004-G, Class 2A6 (a)	4.66	8/25/34	1,990,000	1,947,122
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 2A3 (a)	4.45	8/25/35	960,000	926,652
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1 (a)	4.63	2/25/36	3,435,038	3,358,824
Chase Mortgage Finance Corp, Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	2,317,141	2,277,960
Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	799,356	796,367
Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	1,048,901	1,034,442

Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2	6.50	6/25/34	798,417	812,140
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	812,742	828,743
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	584,305	576,270
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,609,616	1,579,436
Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1	6.00	2/25/35	810,137	810,412
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	220,558	219,366
Countrywide Alternative Loan Trust, Series 2004-J8, Class 1A1	7.00	9/25/34	799,948	807,415
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 (a)	5.76	10/25/35	935,749	929,323
Countrywide Alternative Loan Trust, Series 2005-J6, Class 2A1	5.50	7/25/25	1,637,845	1,601,202
Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	1,354,813	1,326,835
Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	2,030,048	1,992,311
Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,789,767	1,765,094
Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.44	3/20/36	1,319,383	1,309,378
Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.32	3/20/36	1,345,000	1,320,610
CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	1,187,885	1,181,392
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	771,000	787,376
Green Tree Financial Corp., Series 1999-2, Class A3	6.08	12/1/30	43,089	43,176
JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1 (a)	4.96	11/25/35	1,143,421	1,130,542
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A2	4.82	4/15/30	1,190,000	1,165,869
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AM	4.79	7/15/40	1,245,000	1,171,612
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,281,277	1,224,503
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	116,649	116,730
Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	456,298	460,602
Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	660,375	649,473
Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	243,816	244,428
Master Asset Securitization Trust, Series 2003-6, Class 8A1	5.50	7/25/33	183,419	177,744
Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	959,601	928,115
Morgan Stanley Capital I, Series 1997-ALIC, Class C	6.84	1/15/28	99,132	98,921
Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,271,000	1,327,191
New York City Mortgage Loan Trust, Series 1996, Class A3 *	6.75	9/25/19	239,775	242,336

Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	852,439	844,027
Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	235,238	231,563
Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,175,000	1,148,196
Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	1,300,000	1,273,628
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ (a)	5.12	7/15/42	2,535,000	2,446,839
Washington Mutal, Series 2005-AR14, Class 1A1 (a)	5.08	12/25/35	1,220,123	1,207,343
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1, Class 2CB1	7.00	2/25/36	1,847,441	1,878,124
Washington Mutual, Series 2003-AR11, Class A6 (a)	3.99	10/25/33	1,205,000	1,164,324
Washington Mutual, Series 2004-AR4, Class A6 (a)	3.80	6/25/34	1,340,000	1,275,571
Washington Mutual, Series 2004-AR5, Class A6 (a)	3.85	6/25/34	1,050,000	1,003,412
Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.12	12/25/35	1,305,000	1,270,341
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6 (a)	4.00	8/25/34	1,880,000	1,808,236
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A14 (a)	4.11	6/25/35	1,835,000	1,772,106
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17 (a)	3.50	6/25/35	310,000	294,753
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,320,000	1,285,556
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,870,000	1,823,863
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A4 (a)	4.99	10/25/35	1,046,604	1,037,391

Total Collateralized Mortgage Obligations (Cost $65,559,490)				64,232,267

Asset Backed Securities - 4.75%
Advanta Mortgage Loan Trust, Series 2000-2, Class A6 (a)	7.72	3/25/15	46,988	47,498
Aegis Asset Backed Securities Trust, Series 2005-5N, Class N1	4.50	10/25/35	859,598	848,902
Ameriquest Finance Nim Trust, Series 2004-RN5, Class A	5.19	6/25/34	60,722	60,411
Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	57,463	57,271
Countrywide Home Loans, Series 2003-BC3, Class N *	8.00	9/25/33	41,417	41,682
Credit-Based Asset Servicing & Securities, Series 2004- CB4, Class A3	4.63	5/25/35	768,929	764,720
Credit-Based Asset Servicing & Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	1,015,833	1,011,293
Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	95,386	97,838
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	40,000	41,384
Master Asset Backed Securities Trust, Series 2005-C18A, Class N1 *	4.70	2/26/35	563,754	562,590
Master Asset Backed Securities Trust, Series 2005-AB1, Class A1B (a)	5.14	11/25/35	1,603,447	1,594,627

Merrill Lynch Mortgage Investors, Inc., Series 2005-NCB ,Class A1A (a)	5.45	7/25/36	995,794	991,876
MMCA Automobile Trust, Series 2002-2, Class A4	4.30	3/15/10	268,764	268,025
MMCA Automobile Trust, Series 2002-3, Class A4	3.57	8/17/09	163,595	163,380
MMCA Automobile Trust, Series 2002-4, Class A4	3.05	11/16/09	292,188	289,821
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-1, Class AF1 (a)	5.42	12/25/36	1,334,007	1,326,679
Park Place Securities Net Interest Margin Trust, Series 2004-MCW1, Class A *	4.46	9/25/34	48,322	48,271
Park Place Securities Net Interest Margin Trust, Series 2005-WCH1, Class A *	4.00	2/25/35	291,519	290,648
Park Place Securities Net Interest Margin Trust, Series 2005-WCW1, Class A *	4.25	9/25/35	685,199	671,602
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	1,955,000	1,927,288
UCFC Home Equity Loan, Series 1998-B, Class A8	6.18	10/15/29	12,392	12,365
WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	901,721	885,068

Total Asset Backed Securities (Cost $12,107,729)				12,003,239

Taxable Municipal Bonds - 4.42%
Allegheny County Pennsylvania, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	50,000	8,688
Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	910,000	853,125
Clearfield City Utah Multi-Family Revenue, Local Housing	6.65	11/1/07	105,000	105,365
Delaware River Port Authority Revenue, Port District Project, Series A	7.32	1/1/08	45,000	46,575
Denver Colorado City & County Special Facilities Airport Revenue, Series B	7.25	1/1/10	125,000	132,969
Essex County New Jersey Import Authority Reference - Taxable - GTD Lease, Series B (AMBAC)	5.10	10/1/29	1,360,000	1,196,800
Hoboken New Jersey, GO (MBIA)	5.33	2/1/18	990,000	980,100
Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.88	1/1/28	970,000	1,102,163
Illinois State, GO, Pension Funding	4.95	6/1/23	40,000	37,400
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	40,000	37,100
Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,000	69,738
Los Angeles California Unified School District, GO Series D (AMBAC)	5.06	7/1/09	1,760,000	1,751,199
Norristown Pennsylvania, Series 1998	7.00	10/15/18	1,710,000	1,870,312
Pico Rivera California, Water Authority	6.45	5/1/09	1,185,000	1,226,475
Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	140,000	142,100
Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,579,000	1,586,895
York County Pennsylvania Industrial Development Authority, Economic	6.43	10/1/08	35,000	35,613

Development Revenue (FGIC)

Total Taxable Municipal Bonds (Cost $11,123,121)				11,182,617

U.S. Treasury Notes - 16.43%
U.S. Treasury Notes	2.88	11/30/06	6,197,000	6,117,114
U.S. Treasury Notes	4.50	11/15/10	12,642,000	12,472,117
U.S. Treasury Notes	7.25	5/15/16	12,590,000	14,889,639
U.S. Treasury Notes	6.00	2/15/26	7,230,000	8,067,097

Total U.S. Treasury Notes (Cost $41,511,414)				41,545,967

Money Market - 10.35%
SSgA Prime Money Market Fund	4.52	12/31/30	26,188,275	26,188,275

Total Money Market (Cost $26,188,275)				26,188,275

Total Investments (Cost $262,448,644) - 102.32%				258,800,328
Liabilities in excess of other assets - (2.32)%				(5,869,245)

NET ASSETS - 100.00%				$252,931,083

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC – American Municipal Bond Assurance Corp.

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

See accompanying notes to the financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 81.20%
Alabama - 0.50%
Alabama Housing Financial Authority, AMT	5.65%	6/1/08	$625,000	$648,419
Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/07 @ 100	6.20	7/1/08	15,000	15,214
Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	630,000	645,882
Birmingham Baptist Medical Center Alabama, Special Care Facilities Financing Authority Revenue, Baptist Health Systems, Inc.	5.80	11/15/16	500,000	516,970
Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	235,000	240,215
Lauderdale County & Florence Alabama	7.00	7/1/07	80,000	81,916
Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	500,000	520,860

				2,669,476

Alaska - 1.74%
Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	400,000	408,928
Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,735,000	5,532,382
Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,445,000	3,306,201

				9,247,511

American Samoa - 0.04%
Territory of American Samoa, GO (ACA)	6.00	9/1/07	220,000	225,702

Arizona - 3.75%
Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.88	1/1/07	30,000	30,935
Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,000,000	2,157,180
Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,510,000	2,696,166
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/06	195,000	195,107
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/07	310,000	308,813
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,000	319,306
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,000	101,075
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	345,000	349,361
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	365,000	370,081
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	380,000	384,096
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	395,000	403,714

Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	250,000	259,033
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	335,000	347,013
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	460,000	480,659
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	430,000	448,838
Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	250,000	254,995
Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	615,000	633,462
Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	75,000	76,019
Pinal County Arizona Certificates Participation	3.50	12/1/08	850,000	835,788
Pinal County Arizona Certificates Participation	4.00	12/1/10	145,000	142,695
Pinal County Arizona Certificates Participation	5.00	12/1/14	1,895,000	1,966,328
Pinal County Arizona Certificates Participation	5.25	12/1/15	2,420,000	2,554,115
Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	230,000	234,685
Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	245,000	253,769
Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	95,000	98,264
Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	175,000	181,200
Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,790,000	1,777,023
Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.13	12/1/06	400,000	402,552
Yuma Arizona Industrial Development Authority, Multi-Family Revenue (FNMA) (a)	3.18	4/15/33	1,400,000	1,400,000
Yuma Arizona Industrial Development Authority, Multi-Family Revenue(GNMA)	5.40	12/20/17	290,000	290,000

				19,952,272

Arkansas - 1.36%
Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	135,000	127,049
Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	1,045,000	1,054,833
Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	9,267	9,286
Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	720,000	715,975
Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	75,000	82,409
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	500,000	499,225
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,025,000	979,931
Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	500,000	513,995

Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	525,000	518,663
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	6,507	6,621
Stuttgart Arkansas Sales & Use Tax Revenue	4.20	10/1/31	1,855,000	1,804,210
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	100,000	110,969
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	505,000	498,021
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	280,000	289,052

				7,210,239

California - 3.99%
ABAG Finance Authority for Non-Profit Corporations, Certificates of Participation, American Baptist Homes	5.50	10/1/07	105,000	105,639
ABAG Finance Authority for Non-Profit Corporations, Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	500,000	518,845
Bay Area Government Association, California Bay Area Rapid Transit, (AMBAC)	4.88	6/15/09	435,000	436,366
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	800,000	821,136

California State GO	6.25	4/1/08	255,000	267,707
California State GO	4.00	2/1/09	100,000	100,820
California State GO	5.00	3/1/09	100,000	103,575
California State GO	6.75	8/1/10	100,000	111,397
California State GO	6.30	9/1/11	250,000	279,495
California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,400,000	4,420,943
California State, Water Residential Development	5.10	3/1/10	50,000	50,057
California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,000,000	1,013,970
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	340,000	335,777
California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,180,000	1,253,243
Colton California Redevelopment Agency, ETM	7.25	8/1/11	70,000	76,848
Contra Costa California Home Mortgage Finance Authority ETM, Zero Coupon (MBIA)	0.00	9/1/17	1,215,000	576,299
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	55,000	55,879
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,000	5,063
Emeryville California Redevelopment Agency	7.50	9/1/11	75,000	82,632

Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	9,000	8,941
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	15,000	14,859
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	65,000	65,323
Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A (GNMA)	6.15	10/20/43	3,115,000	3,395,599
Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	535,000	552,714
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects	5.70	12/1/27	245,000	248,033
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects	5.85	12/1/27	380,000	388,550
Madera California Community Hospital Revenue, ETM	8.00	5/1/06	5,000	5,016
Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	2,155,000	2,164,374
Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,000	50,040
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	20,000	22,254
Rialto California Redevelopment Agency Multi-Family Housing (FNMA)	5.60	11/1/06	45,000	45,053
Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	120,000	121,753
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	35,000	37,370
Sacramento California Municipal Utilities, ETM	6.13	6/1/11	355,000	375,714
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	90,000	98,138
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,740,000	2,877,219
Turlock California Public Financing Authority	5.25	9/1/15	110,000	114,397
Villa View Community Hospital Income, California Revenue	7.50	7/1/08	10,000	10,447

				21,211,485

Colorado - 1.43%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,000	81,910
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,000	123,478
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	310,000	316,361
Aurora Colorado Housing Authority	7.30	5/1/10	10,000	10,000
Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,070,000	1,137,153
Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,355,000	2,368,164

Colorado Housing Financial Authority	6.50	5/1/16	35,000	35,335
Colorado Housing Financial Authority	6.55	5/1/25	43,000	43,554
Colorado Housing Financial Authority (FHA)	5.70	10/1/21	100,000	100,534
Colorado Housing Financial Authority, AMT	6.40	11/1/24	210,000	212,564
Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	50,000	50,665
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	25,000	25,224
E-470 Business Metropolitan District Colorado	5.13	12/1/17	750,000	770,940
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	165,000	167,960
Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,750,000	1,864,870
University of Colorado Registrants Participation Institutes	6.00	12/1/13	267,553	283,509

				7,592,221

Connecticut - 0.88%
Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	740,000	774,506
Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @100	4.75	12/1/28	3,850,000	3,886,113

				4,660,619

Delaware - 0.64%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,000	5,113
Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,160,000	1,209,555
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	820,000	835,539
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	575,000	592,635
Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/1/06 @ 101	6.50	10/1/13	450,000	461,129
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	100,000	99,662
Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	160,000	173,614

				3,377,247

District of Columbia - 1.42%
District of Columbia Certificates Participation	5.25	1/1/09	100,000	103,864
District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	140,000	143,641
District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	140,000	140,015
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	70,000	70,175
District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,030,000	1,036,139

District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	215,000	224,473
District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	250,000	265,178
District of Columbia, Series B (FSA)	5.50	6/1/14	220,000	232,896
District of Columbia, Series B, Prerefunded 2001 ETM (FSA)	5.50	6/1/14	5,040,000	5,341,644

				7,558,025

Florida - 2.32%
Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,290,000	2,520,900
Broward County Florida Water & Sewer Utility Revenue, Prerefunded 9/1/06 @ 100	6.88	9/1/08	110,000	111,519
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	25,000	25,765
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	35,000	36,920
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,060,000	2,162,238
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	130,000	136,452
Florida State Board of Education, Public Education, ETM	6.00	5/1/06	120,000	120,217
Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	155,000	165,495
Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,695,000	1,616,945
Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	760,000	800,880
Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	170,000	177,580
Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.75	10/1/13	30,000	36,652
Lakeland Florida Electric & Water Revenue ETM	5.75	10/1/19	1,000,000	1,077,100
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.13	1/1/11	85,000	101,363
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	65,000	68,598
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	205,000	208,130
Miami-Dade County Florida Special Obligation, Zero Coupon	0.00	10/1/35	500,000	435,395
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	185,000	202,414
Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	700,000	752,010
Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	25,000	30,131
Pasco County Florida Housing Finance Authority, Multi-Family Revenue, AXA, Mandatory Put 6/1/08 @ 100	5.50	6/1/27	880,000	881,637

Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	345,000	356,516
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,000	67,701
Tampa Florida Allegany Health Systems - St. Marys, ETM	5.75	12/1/07	35,000	35,540
Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	25,000	25,446
Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	75,000	78,275
Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	80,000	82,489

				12,314,308

Georgia - 1.41%
Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	350,000	364,606
Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,000	77,093
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,000	5,134
De Kalb County Georgia Water & Sewer Revenue, ETM	5.75	10/1/06	20,000	20,226
Emanuel County Georgia GO	5.15	8/1/10	190,000	191,930
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	45,000	46,419
Fulton County Housing Authority, Multi-Family Housing Revenue (FHLMC) (a)	3.01	6/1/23	2,950,000	2,949,999
Savannah Georgia Economic Development Authority	6.20	10/1/09	260,000	270,052
Savannah Georgia Economic Development Authority	6.50	10/1/13	200,000	219,270
Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	535,000	579,566
Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,685,000	2,790,279

				7,514,574

Hawaii - 0.18%
Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	640,000	663,488
Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	290,000	297,285

				960,773

Idaho - 0.28%
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.20	11/1/06	95,000	95,117
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,000	105,133
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,000	110,142
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,000	110,145

Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,000	5,007
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,000	5,007
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,000	5,007
Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	75,000	78,133
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	20,000	19,887
Idaho Housing & Financial Assistance, Single Family Mortgage	5.25	7/1/11	25,000	25,217
Idaho Housing & Financial Assistance, Single Family Mortgage	5.10	7/1/12	45,000	45,448
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.30	1/1/22	885,000	886,788
Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	15,000	15,021

				1,506,052

Illinois - 7.99%
Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	510,000	557,211
Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	530,000	547,994
Bolingbrook Illinois Sales Tax Revenue, Zero Coupon	0.00	1/1/15	555,000	498,834
Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	535,000	581,053
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,000	40,542
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,000	40,964
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,000	41,072
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	55,000	56,990
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55,000	57,667
Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	475,000	509,385
Chicago Illinois, Series A	5.25	1/1/08	410,000	416,950
Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	500,000	526,955
Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,000,000	1,279,440
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital	7.00	1/1/07	20,000	20,497
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.00	1/1/07	5,000	5,124
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.00	1/1/07	10,000	10,249
Dupage County Illinois Water & Sewer Revenue, ETM	5.20	1/1/07	5,000	5,059

Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	15,000	15,278
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,510,000	2,684,319
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,435,000	5,813,927
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	135,000	134,083
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	930,000	932,000
Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,000	5,075
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	380,000	375,964
Illinois Educational Facilities Authority Revenue, Zero Coupon	0.00	7/1/14	2,125,000	1,302,689
Illinois Educational Facility Authority Revenue	4.60	10/1/08	365,000	368,464
Illinois Educational Facility Authority Revenue	5.00	10/1/13	495,000	510,523
Illinois Health Facilities Authorities, Loyola University, ETM	6.25	7/1/06	35,000	35,236
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	900,000	908,172
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,500,000	6,525,414
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	195,000	204,354
Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	65,000	65,640
Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,000	102,700
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	645,000	627,508
Kendall & Kane Counties Illinois Community School District No. 115 Yorkville	7.00	1/1/07	150,000	153,708
Lake County Illinois Community School District, Zero Coupon (FSA)	0.00	12/1/17	1,640,000	974,078
Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	90,000	111,308
Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	180,000	216,862
Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	325,000	349,560
Maywood Illinois GO (XLCA)	4.00	1/1/13	890,000	888,914
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, McCormick Place, Series A	5.00	6/15/07	1,750,000	1,754,918
Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/1/06 @ 100	5.50	12/1/11	2,200,000	2,213,398
Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,190,000	2,238,881

Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	460,000	472,977
Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.55	11/1/06	15,000	15,036
Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	2,080,000	1,989,208
Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,875,000	1,847,494
Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	350,000	370,640
Schaumburg Illinois Special Assessment	6.75	12/1/28	1,521,000	1,600,138
Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	445,000	457,108
Southern Illinois University Revenue, ETM	6.75	4/1/07	115,000	117,666
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	320,000	322,864
Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	605,000	625,104

				42,527,194

Indiana - 1.80%
Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	265,000	269,688
Clark County Indiana Hospitals Association (MBIA)	4.65	3/1/07	615,000	617,343
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	4.75	8/20/08	25,000	25,267
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	5.15	8/20/13	70,000	71,911
Indiana Health Facilities Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.00	11/1/10	550,000	570,763
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	60,000	61,298
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.80	2/15/07	85,000	85,301
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,000	80,874
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,000	81,210
Indiana Health Facilities Financing Authority, Hospital Revenue, Sisters of St. Francis Health, Series A (MBIA)	5.13	11/1/17	1,900,000	1,974,727
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	8/15/06	95,000	95,246
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,000	96,439
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	110,000	114,296
Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A. ETM	5.75	9/1/15	230,000	232,567
Indiana State Financing Authority Toll Road Revenue	5.00	7/1/14	500,000	500,515

Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	110,000	114,025
IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,500,000	2,398,825
Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,390,000	1,487,856
Lawrence Indiana Multi-Family Revenue	5.05	1/1/08	30,000	30,263
Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	530,000	540,377
Moorsville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	125,000	131,164

				9,579,955

Iowa - 0.80%
Tobacco Settlement Authority, Tobacco Settlement Revenue, Series B, Pre-Refunded 6/1/11 @ 101	5.60	6/1/35	3,900,000	4,244,409

Kansas - 0.10%
Kansas State Development Finance Authority Multi-Family, AMT (LOC)	5.30	10/1/07	30,000	30,114
Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100, AMT (LOC)	5.60	10/1/19	255,000	256,046
McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.90	3/1/07	195,000	199,040
Wichita Kansas Hospital Revenue	6.88	3/1/07	25,000	25,733

				510,933

Kentucky - 1.18%
Kentucky State Turnpike Authority Recovery Road Revenue, Zero Coupon	0.00	7/1/06	20,000	19,831
Kentucky State Turnpike Authority Resource Recovery	6.13	7/1/07	170,000	172,781
Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	135,000	139,514
Kentucky State Turnpike Authority Toll Road Revenue, Prerefunded 7/1/06 @ 100	5.50	7/1/07	130,000	130,616
Lexington-Fayette Urban County Government Kentuckyy Revenue, Transylvania University Project	5.13	8/1/18	300,000	312,102
Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	265,000	274,588
Louisville Kentucky Water Revenue	6.13	11/15/13	115,000	124,879
Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,765,000	5,085,685

				6,259,996

Louisiana - 1.76%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	115,000	120,856
Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue ETM (FHA)	7.30	4/1/10	500,000	562,825
Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	25,000	25,197
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	160,000	167,758
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	395,000	413,921
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,180,000	1,265,715

Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	315,000	335,614
Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,920,000	1,858,349
New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,976,000	3,243,810
Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,290,000	1,390,065

				9,384,110

Maine - 0.06%
Maine Finance Authority Revenue	5.20	7/1/18	175,000	179,089
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	115,000	119,636

				298,725

Maryland - 2.09%
Annapolis Maryland Economic Development Revenue	5.00	10/1/06	55,000	55,157
Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,000	55,392
Annapolis Maryland Economic Development Revenue	5.00	10/1/08	65,000	65,726
Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	110,000	112,140
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	750,000	759,248
Montgomery County Housing Opportunities Commission, Multi-Family Revenue (FHLMC) (a)	3.19	11/1/07	1,200,000	1,199,999
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	15,000	15,218
Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC) *	3.80	5/1/08	8,938,000	8,848,351

				11,111,231

Massachusetts - 1.84%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	430,000	461,880
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	125,000	135,598
Massachusetts State Development Finance Agency Revenue, Hampshire College	3.00	10/1/06	255,000	252,442
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	335,000	379,227
Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM	5.75	7/1/06	5,000	5,028
Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	4,250,000	4,544,100
Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	530,000	541,114

Massachusetts State Housing Finance Agency, Housing Revenue, Series A (MBIA)	6.13	12/1/11	25,000	25,375
Massachusetts State Housing Finance Agency, Housing Revenue, Series A, Prerefunded 12/1/06 @ 102 (MBIA)	6.13	12/1/11	5,000	5,180
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	65,000	66,529
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,670,000	1,794,181
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	545,000	571,345
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	480,000	495,821
Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	500,000	514,735

				9,792,555

Michigan - 1.31%
Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	500,000	516,685
Grand Rapids Charter Township Michigan	5.20	7/1/14	210,000	214,326
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	285,000	279,203
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	250,000	242,073
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	760,000	787,337
Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, (MBIA-IBC), ETM	6.00	5/15/13	220,000	230,516
Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	170,000	178,527
Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,300,000	1,384,838
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	100,000	104,176
Michigan State Housing Development Authority, Multi-Family Revenue, Series A (FNMA) (a)	3.18	8/15/32	700,000	700,000
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,470,000	1,492,079
Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/1/07 @ 101	5.75	8/1/19	60,000	62,260
Oakland County Michigan Economic Development Corp. Revenue, Prerefunded 6/1/07 @ 102	5.63	6/1/19	500,000	521,220
Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	155,000	168,558
Vicksburg Michigan Community Schools, Capital Appreciation, Zero Coupon, Prerefunded 5/1/06 @ 37.24	0.00	5/1/20	200,000	74,298

				6,956,096

Minnesota - 0.31%
Eden Prairie Minnesota Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	100,000	107,648

Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	100,000	109,226
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	20,000	20,829
Rochester Minnesota Hospital Revenue	5.75	10/1/07	75,000	76,399
St. Paul Minnesota Port Authority Hospital Revenue, ETM	7.25	7/1/06	255,000	257,318
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,000,000	1,057,560

				1,628,980

Mississippi - 0.48%
Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	200,000	202,564
Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	105,000	106,377
Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	980,000	985,213
Jackson Mississippi Housing Authority	5.30	4/1/19	700,000	712,754
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	505,000	527,589

				2,534,497

Missouri - 0.92%
Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,000	42,120
Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	545,000	582,202
Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	920,000	996,479
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	615,000	620,381
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230,000	234,377
Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	250,000	248,538
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	100,000	103,554
Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	250,000	240,970
Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	200,000	205,058
Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	270,000	272,967
Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,000	182,036
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,000	182,090
Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	185,000	189,991

St. Charles County Missouri Health Care	5.40	11/15/16	360,000	366,224
St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.63	7/1/16	145,000	158,030
St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	150,000	151,820
St. Louis Missouri School District	6.00	4/1/12	115,000	116,504

				4,893,341

Montana - 0.22%
Missoula County Hospital	7.13	6/1/07	95,000	97,132
Montana State Board Investment Payroll Tax, Workers Compensation Project , ETM, (MBIA)	6.88	6/1/11	160,000	170,936
Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	180,000	191,918
Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	280,000	298,539
Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	370,000	394,497

				1,153,022

Nebraska - 0.68%
Clay County Nebraska Industrial Development Revenue	4.75	3/15/09	625,000	631,825
Clay County Nebraska, AMT (LOC)	5.25	3/15/14	390,000	396,037
Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,100,000	1,128,776
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,000	40,030
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,000	50,036
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	475,000	468,165
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	765,000	753,288
Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	135,000	135,717

				3,603,874

Nevada - 0.20%
Nevada Housing Division, AMT	6.45	10/1/07	5,000	5,007
Nevada Housing Division, AMT	6.00	10/1/09	15,000	14,972
Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	70,000	71,381
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	545,000	561,765
Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.50	10/1/16	320,000	329,350
Nevada Housing Division, Single Family Mortgage	6.35	10/1/07	5,000	5,007
Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	15,000	14,821
Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	25,000	25,319
Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	50,000	50,873

				1,078,495

New Hampshire - 0.55%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	500,000	512,470

New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,200,000	1,230,180
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,000	45,737
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	495,000	506,920
New Hampshire Higher Education & Health Facilities, Rivier College	4.85	1/1/07	10,000	10,032
New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,000	55,461
New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	525,000	542,094

				2,902,894

New Jersey - 5.01%
Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	40,000	42,098
Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,190,000	2,310,165
Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,555,000	7,980,649
Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	200,000	204,294
Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,000	51,385
Jersey City New Jersey GO, Series C (MBIA)	4.00	9/1/12	1,175,000	1,182,226
Jersey City New Jersey GO, Series C (MBIA)	5.00	9/1/13	1,220,000	1,299,093
Jersey City New Jersey GO, Series C (MBIA)	5.00	9/1/14	1,275,000	1,364,276
Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	2,405,000	2,516,327
Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	135,000	136,215
New Jersey Economic Development Authority Revenue , First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,500,000	1,495,800
New Jersey Economic Development Authority Revenue , First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,500,000	5,675,230
New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	500,000	581,165
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	360,000	363,625
New Jersey State Educational Facilities Authority	7.25	7/1/25	275,000	276,163
New Jersey State Educational Facilities Authority Revenue, Fairleigh Dickinson, Series C	4.25	7/1/06	715,000	714,328
New Jersey State Turnpike Authority, Turnpike Revenue	5.20	1/1/08	15,000	15,248
New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	25,000	25,617

New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	200,000	211,820
Passaic County New Jersey GO	5.00	9/15/12	175,000	181,991

				26,627,715

New Mexico - 0.35%
Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	75,000	78,332
Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	30,000	31,553
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,300,000	1,294,552
Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	4.60	11/1/25	370,000	370,381
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	25,000	25,502
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	50,000	50,808

				1,851,128

New York - 4.72%
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	165,000	161,845
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	305,000	295,469
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	315,000	300,841
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	185,000	175,541
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	125,000	129,175
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	110,000	113,837
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	335,000	344,095
Capital District Youth Center New York (LOC)	6.00	2/1/17	125,000	129,570
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	840,000	933,778
Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	500,000	522,585
New York City Industrial Development Agency, College of Aeronautics Project	5.00	5/1/06	110,000	110,030
New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	70,000	70,748
New York New York, Series B (AMBAC)	7.25	8/15/07	75,000	78,559
New York New York, Series B, Prerefunded ETM (AMBAC)	7.25	8/15/07	10,000	10,487
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	760,000	807,462
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,285,000	2,506,553

New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	320,000	323,280
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	745,000	782,481
New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	195,000	202,954
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	330,000	333,330
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,670,000	4,061,735
New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	600,000	621,294
New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,510,000	6,059,015
New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	2,015,000	2,175,414
New York State Dormitory Authority Revenues, (MBIA-IBC)	5.70	8/15/09	500,000	518,235
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	625,000	631,206
New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	300,000	315,726
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.50	12/1/07	320,000	323,546
Niagara Falls New York, Series A	4.00	11/1/14	600,000	571,254
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	245,000	252,727
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	300,000	308,847
Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	100,000	103,930
Onondaga County New York Industrial Development, Lemoyne College	5.00	3/1/07	40,000	40,192
Port Authority of New Jersey & New York, Airport & Marina Improvements	5.25	9/15/12	250,000	253,898
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	195,000	196,307
Syracuse New York Housing Authority Revenue (FHA)	5.00	8/1/07	55,000	55,131
Triborough Bridge & Tunnel Authority	7.25	1/1/10	75,000	80,269
Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	200,000	200,764

				25,102,110

North Carolina - 0.96%
Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	25,000	28,598

New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,125,000	1,216,958
North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,180,000	1,165,344
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	200,000	210,050
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	385,000	407,061
Pitt County North Carolina, Memorial Hospital Revenue	5.38	12/1/10	1,480,000	1,535,500
Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	540,000	544,185

				5,107,696

North Dakota - 0.79%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,250,000	1,300,225
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,650,000	1,715,372
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.50	7/1/07	95,000	94,790
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	65,000	64,910
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	110,000	112,278
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	110,000	112,486
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.50	1/1/07	55,000	54,712
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,000	59,641
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,000	159,957
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,000	65,029
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	190,000	191,587
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,000	181,804
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,000	75,377

				4,188,168

Ohio - 0.97%
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	500,000	530,165
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,000,000	1,043,959
Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	300,000	299,571

Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	575,000	598,742
Lucas-Palmer Housing Development Corp. of Ohio (FHA/MBIA)	5.90	7/1/07	20,000	20,069
Montgomery County Ohio Hospital Revenue	6.88	4/1/06	20,000	20,000
Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	180,000	180,324
Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	50,000	50,859
Ohio State Water Development Pollution Control, General Motors Corp.	5.90	6/15/08	347,000	331,815
Port of Greater Cincinnati Development Authority, Economic Development Revenue	5.00	10/1/25	780,000	796,606
Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	65,000	67,170
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	110,000	112,330
Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210,000	219,024
Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	230,000	238,112
Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	655,000	665,650

				5,174,396

Oklahoma - 0.20%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, (GNMA)	6.70	9/1/32	580,000	581,689
Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	250,000	257,053
Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	70,000	72,634
Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.10	12/1/07	90,000	90,050
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	25,000	25,820
Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM	6.40	6/1/06	20,000	20,092
Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	15,000	15,206

				1,062,544

Oregon - 0.31%
Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)	5.10	7/1/12	1,525,000	1,531,710
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	140,000	140,680

				1,672,390

Pennsylvania - 11.43%
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260,000	266,518
Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System ETM	5.50	8/15/10	125,000	128,366

Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	45,000	47,744
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	115,000	116,104
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,780,000	1,822,079
Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,000	25,438
Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	455,000	459,177
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	275,000	282,359
Berks County Pennsylvania Redevelopment Authority	5.15	1/1/19	390,000	392,028
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	810,000	781,723
Blair County Hospital Authority, ETM	6.90	7/1/08	75,000	77,768
Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	750,000	787,440
Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	100,000	101,313
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/06	60,000	60,047
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,000	105,083
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,000	10,008
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,000	70,059
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,000	95,087
Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,300,000	1,229,085
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,470,000	1,528,800
Chester Upland School District Pennsylvania	4.00	5/15/07	825,000	826,221
Chester Upland School District Pennsylvania	4.00	5/15/11	1,525,000	1,515,194
Chester Upland School District Pennsylvania	4.20	5/15/13	1,240,000	1,233,180
Chester Upland School District Pennsylvania	4.75	9/15/15	1,525,000	1,601,936
Chester Upland School District Pennsylvania	4.90	9/15/17	1,065,000	1,114,991
Chester Upland School District Pennsylvania	4.95	9/15/18	1,405,000	1,466,370
Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	125,000	119,521

Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	135,000	129,118
Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	145,000	138,822
Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,000	530,895
Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	290,000	281,306
Claysburg Kimmel Pennsylvania School District	4.00	1/15/21	615,000	593,635
Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	50,000	54,248
Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.00	12/1/26	290,000	294,643
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.75	10/1/06	50,000	50,002
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,000	82,280
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,000	51,022
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	840,000	850,609
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	75,000	75,146
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,050,000	1,095,875
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,105,000	1,154,084
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,155,000	1,205,878
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,215,000	1,267,124
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	200,000	208,572
Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	920,000	994,943
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,000	201,906
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,000	10,213
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,000	112,052
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	350,000	358,166
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	370,000	378,695
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,000,000	1,023,690
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,000	87,899
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,000	51,332

Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,000	40,992
Indiana County Pennsylvania Industrial Development Authority	6.00	6/1/06	25,000	25,092
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	1,050,000	1,049,286
Lycoming County Pennsylvania Authority, College Revenue, Pennsylvania College of Technology (XLCA)	5.00	1/1/19	600,000	632,970
McKeesport Pennsylvania Area School District	5.00	4/1/13	340,000	352,981
Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/1/06 @ 100	6.50	4/1/07	70,000	71,026
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	235,000	247,946
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	500,000	538,135
Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,000,000	1,052,050
Montgomery County Pennsylvania Industrial Development Authority, Retirement Community Revenue , Series B	5.75	11/15/17	2,000,000	2,059,499
Mount Lebanon Pennsylvania Hospital Authority	7.00	7/1/06	5,000	5,000
Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,000	91,372
Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.00	4/1/30	200,000	175,918
Pennsylvania Housing Finance Agency, Single Family Mortgage	4.60	10/1/08	540,000	542,516
Pennsylvania State Higher Education Facilities Authority , Health Services Revenue (MBIA)	5.40	11/15/07	150,000	152,792
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,000	51,627
Pennsylvania State Higher Educational Facilities Authority Revenue	5.00	7/1/15	250,000	267,145
Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	680,000	717,754
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,100,000	1,175,570
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	800,000	805,272
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	310,000	320,084
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	740,000	770,318
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,000,000	2,124,859
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	100,000	103,089

Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	155,000	156,443
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	145,000	147,820
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	205,000	208,093
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	200,000	204,326
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	135,000	139,312
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	350,000	361,386
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,000,000	1,049,350
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,000,000	1,046,840
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.10	3/15/09	80,000	80,090

Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.20	3/15/10	80,000	80,095

Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.25	3/15/11	80,000	80,098

Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.30	3/15/12	80,000	80,100

Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	500,000	527,290

Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	375,000	358,313
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,455,000	1,521,959
Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,000	60,033
Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	35,000	35,323
Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	705,000	722,181
Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	120,000	121,363
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	620,000	635,109
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	585,000	599,256
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,000	69,631

Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,000	59,941
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.75	1/1/19	190,000	192,850
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.13	5/15/18	2,500,000	2,575,174

Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jerferson Health Systems, Series A	5.00	5/15/10	250,000	257,660
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	800,000	822,400
Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,300,000	1,392,456
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	900,000	941,670
Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,000,000	1,067,860
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	150,000	151,943
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	735,000	752,581
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	840,000	860,093
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,000	25,892
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,000	35,883
Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	350,000	358,827
Pottsville Pennsylvania School District, ETM	9.38	5/1/06	20,000	20,084
Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,000	50,777
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	250,000	256,835
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	150,000	155,033
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,000	10,344
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	40,000	41,378
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	40,000	41,157
Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.85	10/15/06	15,000	15,191

Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,000	25,479
Westmoreland County Pennsylvania, Series D, ETM	5.00	8/1/06	360,000	361,858
Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.25	1/1/15	215,000	219,494
Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.50	2/1/08	5,000	5,074
York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,000	491,145
York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	280,000	274,498
York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	130,000	129,849
York Township Water & Sewer, ETM	6.00	8/1/13	55,000	58,687

				60,855,611

Puerto Rico - 0.06%
University of Puerto Rico Revenues	5.50	6/1/12	305,000	305,381

Rhode Island - 0.55%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	105,000	110,901
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	105,000	111,076
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	110,000	115,817
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	120,000	126,346
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	125,000	130,785
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,000	135,272
Providence Rhode Island Redevelopment Agency, Certificates Participation, Series A (RADIAN)	3.13	9/1/08	555,000	541,558
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,400,000	1,438,793
Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG)	0.00	11/1/12	325,000	219,869

				2,930,417

South Carolina - 0.62%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.10	1/1/08	95,000	96,909
Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,585,000	1,744,482
South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	500,000	511,545

South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	67,000	68,382
South Carolina State Housing Finance & Development (FHA)	6.05	7/1/27	95,000	95,117
South Carolina State Housing Finance & Development Authority, Multi-Family Revenue (FHLMC) (a)	3.18	8/1/31	785,000	785,000

				3,301,435

Tennessee - 1.07%
Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.90	1/1/07	70,000	71,690
Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	95,000	103,860
Johnson City Tennessee Electricity Revenue	4.75	5/1/08	510,000	519,144
Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	445,000	481,846
Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	185,000	192,063
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	65,000	72,248
Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,000	1,777,753
Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments	5.50	1/1/27	530,000	534,123
Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,100,000	1,264,087
Tennessee State School Board Authority, Prerefunded, Series B, ETM	5.00	5/1/09	640,000	650,349

				5,667,163

Texas - 5.74%
Austin Texas Convention Enterprises, Inc., Convention Center, Series B	5.75	1/1/16	3,000,000	3,166,050
Austin Texas Convention Enterprises, Inc., Convention Center, Series B	6.00	1/1/23	2,000,000	2,115,220
Austin Texas Independent School District GO	5.70	8/1/11	100,000	100,738
Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.55	12/20/34	955,000	1,058,503
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood Farms (GNMA)	6.25	7/20/43	3,070,000	3,363,614
Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	420,000	448,258
Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	354,000	362,666
Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	100,000	109,258
Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	190,000	203,051
Bryan Texas Higher Education Authority, Allen Academy	6.50	12/1/06	15,000	15,288
Bryan Texas Higher Education Authority, Allen Academy	7.30	12/1/16	435,000	454,097
Capital Area Housing Finance Corp., AMT	6.50	11/1/19	158,717	158,897

Dallas Texas GO	5.13	2/15/12	295,000	306,626
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	615,000	628,739
Del Rio Texas GO (Asset GTY)	7.50	4/1/08	5,000	5,332
Del Rio Texas GO (Asset GTY)	7.50	4/1/09	55,000	59,114
Del Rio Texas GO (Asset GTY)	6.50	4/1/10	5,000	5,279
Del Rio Texas GO (Asset GTY)	5.55	4/1/11	5,000	5,188
Del Rio Texas GO (Asset GTY)	5.65	4/1/13	5,000	5,198
Del Rio Texas GO (Asset GTY)	5.75	4/1/16	5,000	5,207
Del Rio Texas GO (Asset GTY)	5.75	4/1/17	65,000	67,697
Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	20,000	20,796
Edgewood Texas Independent School District	4.90	8/15/08	130,000	133,579
Edgewood Texas Independent School District	5.00	8/15/09	130,000	133,870
Edgewood Texas Independent School District	5.00	8/15/10	140,000	144,168
Edgewood Texas Independent School District	5.25	8/15/13	160,000	165,661
Garland Texas Certificates of Obligation	5.75	2/15/18	75,000	79,280
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	500,000	523,970
Harlingen Texas Airport Improvement Revenue (AMBAC)	4.70	2/15/11	250,000	250,195
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	205,000	220,072
Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	415,000	430,160
Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	120,000	134,609
Harris County Texas Municipal Utility District No. 354	5.30	5/1/12	255,000	263,729
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	300,000	324,813
Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	120,000	131,467
Houston Texas Sewer System Revenue	6.38	10/1/08	95,000	98,571
Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	35,000	36,712
Lubbock Texas Health Facility Revenue	5.88	3/20/37	400,000	428,924
North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,730,000	1,777,627
Northeast Hospital Authority Texas Revenue	8.00	7/1/08	170,000	178,532
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	14,100	14,437
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,000	35,007
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,000	593,154
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	525,000	504,378

Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	805,000	775,062

Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	845,000	814,512

Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	635,000	765,899
Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	1,945,000	2,727,318
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,345,000	3,051,760
Southeast Texas Hospital Finance, ETM	6.50	5/1/09	70,000	72,813
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	35,000	37,358
Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A	5.08	9/1/27	490,000	491,088
Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.55	1/20/07	5,000	5,006
Texas State Affordable Housing, Multi-Family Housing Revenue, American Housing Foundation, Series A, (MBIA)	4.05	9/1/07	355,000	356,629
Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	110,000	111,549
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	300,000	308,157
Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	250,000	260,048
Texas State Public Finance Authority GO	5.25	10/1/09	500,000	514,825
Texas Water Development Board Revenue, Series B	5.75	7/15/12	500,000	534,340
Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)	5.70	6/1/06	230,000	230,115
Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	200,000	205,328

				30,529,538

Utah - 0.51%
Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	45,000	44,902
Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	5,000	5,130
Utah Housing Corp., Single Family Mortgage Revenue	5.25	7/1/25	1,550,000	1,575,994
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	825,000	847,168
Utah State Housing Finance Agency, Single Family Mortgage	5.05	7/1/12	15,000	15,037
Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	15,000	15,082
Utah State Housing Finance Agency, Single Family Mortgage	5.40	7/1/20	80,000	81,045
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	35,000	35,188

Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	20,000	20,027
Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	30,000	30,236
Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	20,000	20,018

				2,689,827

Various States - 0.88%
Municipal Mortgage & Equity Financial CDD Senior Securitization Trust, Mandatory Put 11/1/08 @ 100 (LOC)	3.38	11/1/08	4,840,000	4,682,458

Vermont - 0.07%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/06	95,000	95,063
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,000	95,038
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	175,000	181,104

				371,205

Virginia - 0.53%
Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	490,000	504,509
Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	165,000	169,514
Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	260,000	269,313
Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance ETM	7.00	10/15/13	200,000	223,346
Suffolk Virginia Redevelopment & Housing Authority, Multi-Family Housing Revenue (FHLMC) (a)	3.19	12/1/19	1,665,000	1,665,001

				2,831,683

Washington - 2.05%
Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,000	254,310
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,785,000	2,003,628
Seattle Washington Housing Authority (GNMA)	7.40	11/20/36	365,000	392,521
Seattle Washington New Public Housing Authority	4.88	8/1/08	1,340,000	1,378,002
Seattle Washington New Public Housing Authority	4.88	8/1/09	1,615,000	1,677,888
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	120,000	117,382
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	245,000	234,864
Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	470,000	519,327

Washington State Health Care Facilities Authority Revenue, Children’s Hospital & Regular Medical Center	5.38	10/1/16	1,000,000	1,076,340
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,500,000	1,560,600
Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	820,000	877,203
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,000	136,582
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	240,000	245,246
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	200,000	205,030
Washington State, Series A GO	5.25	7/1/12	200,000	206,764

				10,885,687

West Virginia - 0.24%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,000	55,340
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,000	55,438
Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	205,000	215,777
Harrison County West Virginia, Series B, Zero Coupon (AMBAC)	0.00	10/20/10	233,066	163,002
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	585,000	611,595
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	180,000	196,704

				1,297,856

Wisconsin - 1.91%
Beloit Wisconsin School District	5.00	10/1/12	250,000	255,138
Hortonville Wisconsin School District	4.90	4/1/11	100,000	102,531
LA Crosse Wisconsin, Series B	3.50	11/1/08	1,500,000	1,478,820
Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07 @ 100	7.38	7/1/09	75,000	77,574
Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	800,000	803,880
Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	835,000	835,000
Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	975,000	918,528
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	255,000	255,281
Whitewater Wisconsin Waterworks Systems Mortgage Revenue	7.50	7/1/16	65,000	65,614
Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	95,000	95,854
Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	1,040,000	1,074,538
Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,000,000	3,180,179

Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	285,000	290,084
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	170,000	175,501
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.30	8/15/09	295,000	304,641
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	120,000	121,344
Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	135,000	136,989

				10,171,496

Total Municipal Bonds (Cost $430,406,558)				431,766,715

Taxable Municipal Bond - 3.95%
Georgia - 0.29%
Fulton County Georgia Development Authority	5.75	3/1/14	1,575,000	1,545,737

Ohio - 1.59%
Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,660,000	5,312,249
Summit County Ohio Port Authority Revenue	5.40	11/15/10	2,000,000	1,957,159
Toledo Lucas County Ohio Port Authority Development Revenue, Taxable Northwest Ohio Building Fund, Series B	5.38	11/15/11	1,250,000	1,226,813

				8,496,221

Oklahoma - 0.36%
Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	2,045,000	1,888,701

Virginia - 0.86%
Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.50	9/1/34	4,740,000	4,563,435

West Virginia - 0.85%
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series A	5.25	9/1/13	1,205,000	1,276,276
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series A	4.90	9/1/17	1,155,000	1,122,510
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series A	4.90	9/1/18	1,410,000	1,364,104
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series A	4.90	9/1/20	800,000	771,128

				4,534,018

Total Taxable Municipal Bond (Cost $21,871,729)				21,028,112

Corporate Bonds - 5.89%
Aero Union Corp. *	8.75	2/1/08	3,000,000	3,000,000
AFS Energy Savings Control *	6.35	3/1/25	5,417,000	5,212,779
Amerescosolutions Energy *	6.00	5/1/22	5,472,000	5,341,712
ASC Equipment (b)*	0.00	3/1/08	4,076,846	0
BFL Funding IV LLC *	5.95	3/1/10	1,057,278	1,040,679
IIS/Syska Holdings Energy *	3.90	8/15/08	7,541,509	6,781,022
Kidspeace National Center of Georgia *	4.50	12/1/28	2,740,000	2,716,546
Landmark Leasing LLC, Series 2004, Cass A*	6.20	10/1/22	3,881,516	3,722,025
USDA Airtanker *	8.00	2/1/08	3,556,944	3,516,040

Total Corporate Bonds (Cost $36,749,111)				31,330,803

Mortgage Related - 1.04%
General Services Administration	5.04	9/15/21	5,757,121	5,514,401

Total Mortgage Related (Cost $5,757,121)				5,514,401

Money Market Mutual Funds - 7.04%
Blackrock Muni Fund	2.95	12/31/49	26,122,584	26,122,584
SEI Tax-Exempt Trust Institutional Tax Free	2.86	12/31/99	11,287,739	11,287,739

Total Money Market Mutual Funds (Cost $37,410,323)				37,410,323

Total Investments (Cost $532,194,842) - 99.12%				527,050,354
Other assets in excess of liabilities - 0.88%				4,685,155

NET ASSETS - 100.00%				$531,735,509

(a)	Variable rate security. The rate reflected is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(b)	Issuer has defaulted on the payment of interest.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA – American Capital Access

AMT – Alternative Minimum Tax

AMBAC – American Municipal Bond Assurance Corp.

AXA – AXA Reinsurance UK

BIG – Business Installations and Equipment Loan Guarantee

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranteed

HUD – Housing and Urban Development

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – MBIA Insured Bond Certificate

RADIAN – Radian Group, Inc.

SONYMA – State of New York Mortgage Agency

SUB – Step-up bond

XLCA – XL Capital Assurance, Inc.

See accompanying notes to the financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 37.33%
Fannie Mae	2.35%	4/29/06	$375,000	$374,274
Fannie Mae	1.75	6/16/06	375,000	372,519
Fannie Mae	4.00	10/16/06	1,800,000	1,788,973
Fannie Mae	2.71	1/30/07	3,100,000	3,039,783
Fannie Mae	2.35	4/5/07	1,730,000	1,683,281
Fannie Mae	3.74	2/24/09	2,875,000	2,770,488
Fannie Mae	3.13	3/16/09	665,000	628,285
Fannie Mae Strip, Series 317, Class 1, PO	0.00	12/1/31	184,045	149,218
Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	2,975,108	790,054
Fannie Mae, Pool #124836	10.00	5/1/22	50,375	55,953
Fannie Mae, Pool #124911	10.00	3/1/16	18,804	20,914
Fannie Mae, Pool #190535	11.00	1/1/16	8,143	9,226
Fannie Mae, Pool #23	8.50	8/1/11	3,429	3,475
Fannie Mae, Pool #252259	5.50	2/1/14	22,624	22,553
Fannie Mae, Pool #253265	7.50	5/1/30	19,420	20,299
Fannie Mae, Pool #253267	8.50	5/1/30	13,858	14,915
Fannie Mae, Pool #253399	8.50	8/1/30	121,360	130,621
Fannie Mae, Pool #253438	8.50	9/1/30	25,685	27,645
Fannie Mae, Pool #253545	7.00	12/1/30	8,825	9,100
Fannie Mae, Pool #253584	7.50	1/1/31	32,923	34,413
Fannie Mae, Pool #253643	7.50	2/1/31	34,751	36,300
Fannie Mae, Pool #254346	6.50	6/1/32	195,747	199,723
Fannie Mae, Pool #254487	7.50	9/1/32	21,189	22,136
Fannie Mae, Pool #254693	5.50	4/1/33	1,752,685	1,714,246
Fannie Mae, Pool #255313	5.50	8/1/34	254,745	248,695
Fannie Mae, Pool #303406	10.00	2/1/25	66,759	74,060
Fannie Mae, Pool #313033	10.00	7/1/17	6,118	6,796
Fannie Mae, Pool #313328	10.00	7/1/18	11,774	13,225
Fannie Mae, Pool #323354	6.00	11/1/28	62,681	62,835
Fannie Mae, Pool #357327	5.00	1/1/18	466,065	455,643
Fannie Mae, Pool #359461	10.50	12/1/17	6,742	7,475
Fannie Mae, Pool #378141	10.00	4/1/19	45,890	50,935
Fannie Mae, Pool #397120	10.00	5/1/21	33,369	37,456
Fannie Mae, Pool #447140	7.50	11/1/29	1,185	1,239
Fannie Mae, Pool #482513	5.50	1/1/14	241,721	240,966
Fannie Mae, Pool #50163	10.50	11/1/18	2,235	2,556
Fannie Mae, Pool #511096	7.50	8/1/29	1,297	1,357
Fannie Mae, Pool #514132	7.00	8/1/29	184,771	190,566
Fannie Mae, Pool #514574	7.50	1/1/30	104,041	108,822
Fannie Mae, Pool #534063	7.50	3/1/30	69,675	72,878
Fannie Mae, Pool #535332	8.50	4/1/30	84,683	91,109
Fannie Mae, Pool #535435	8.50	8/1/30	26,692	28,728
Fannie Mae, Pool #535488	8.50	9/1/30	110,412	118,837
Fannie Mae, Pool #535988	7.00	6/1/31	241,548	249,025
Fannie Mae, Pool #536282	8.50	7/1/30	6,716	7,229
Fannie Mae, Pool #54075	8.50	12/1/08	7,151	7,181
Fannie Mae, Pool #541903	7.50	6/1/30	15,743	16,455
Fannie Mae, Pool #545082	7.50	6/1/31	24,115	25,206
Fannie Mae, Pool #545139	7.00	8/1/31	567,154	584,826
Fannie Mae, Pool #545556	7.00	4/1/32	21,120	21,774
Fannie Mae, Pool #545762	6.50	7/1/32	95,580	97,721
Fannie Mae, Pool #546591	8.50	6/1/30	41,885	45,081
Fannie Mae, Pool #548190	7.50	10/1/30	30,278	31,648
Fannie Mae, Pool #549605	8.50	8/1/30	1,611	1,729

Fannie Mae, Pool #555034	6.00	9/1/17	42,866	43,448
Fannie Mae, Pool #555144	7.00	10/1/32	94,657	97,597
Fannie Mae, Pool #555494	5.50	5/1/18	14,117	14,046
Fannie Mae, Pool #555531	5.50	6/1/33	299,012	292,454
Fannie Mae, Pool #557160	8.50	12/1/30	19,869	21,385
Fannie Mae, Pool #560534	7.00	11/1/30	4,403	4,540
Fannie Mae, Pool #561883	7.50	11/1/30	57,304	59,897
Fannie Mae, Pool #562906	7.50	3/1/31	20,938	21,876
Fannie Mae, Pool #573752	8.50	2/1/31	31,830	34,258
Fannie Mae, Pool #580515	5.50	4/1/16	358,275	356,605
Fannie Mae, Pool #58253	10.00	10/1/16	2,812	2,920
Fannie Mae, Pool #588099	6.00	7/1/16	62,120	62,964
Fannie Mae, Pool #590944	7.00	8/1/31	77,863	80,274
Fannie Mae, Pool #606565	7.00	10/1/31	3,871	3,991
Fannie Mae, Pool #606964	7.00	10/1/31	104,383	107,615
Fannie Mae, Pool #610381	7.00	10/1/31	27,532	28,385
Fannie Mae, Pool #610995	5.50	11/1/16	119,330	118,774
Fannie Mae, Pool #615206	6.50	11/1/31	2,933	3,001
Fannie Mae, Pool #617271	5.50	1/1/17	381,924	380,143
Fannie Mae, Pool #621535	6.50	3/1/32	6,162	6,301
Fannie Mae, Pool #625030	6.50	1/1/32	146,046	149,421
Fannie Mae, Pool #653877	6.50	8/1/32	35,750	36,551
Fannie Mae, Pool #654790	6.50	8/1/32	370,835	378,368
Fannie Mae, Pool #666705	5.50	11/1/17	25,758	25,628
Fannie Mae, Pool #688729	5.50	3/1/18	602,606	599,114
Fannie Mae, Pool #725027	5.00	11/1/33	4,241,988	4,049,850
Fannie Mae, Pool #725162	6.00	2/1/34	416,933	417,156
Fannie Mae, Pool #725206	5.50	2/1/34	2,889,385	2,826,018
Fannie Mae, Pool #725418	6.50	5/1/34	192,449	196,358
Fannie Mae, Pool #725424	5.50	4/1/34	412,605	402,806
Fannie Mae, Pool #725704	6.00	8/1/34	941,748	942,252
Fannie Mae, Pool #725946	5.50	11/1/34	2,564,171	2,506,622
Fannie Mae, Pool #727384	4.50	9/1/18	440,606	421,392
Fannie Mae, Pool #731076	5.50	7/1/18	78,494	78,040
Fannie Mae, Pool #735611	5.50	3/1/20	81,071	80,661
Fannie Mae, Pool #735989	5.50	2/1/35	4,716,553	4,615,082
Fannie Mae, Pool #737287	5.00	6/1/18	49,781	48,632
Fannie Mae, Pool #740710	4.50	9/1/18	104,603	100,042
Fannie Mae, Pool #741732	5.00	11/1/18	910,782	889,747
Fannie Mae, Pool #745140	5.00	11/1/35	3,134,438	2,984,765
Fannie Mae, Pool #745412	5.50	12/1/35	3,200,000	3,129,513
Fannie Mae, Pool #766662	6.50	3/1/34	242,455	247,380
Fannie Mae, Pool #782586	5.00	6/1/19	313,999	306,146
Fannie Mae, Pool #784200	5.00	6/1/19	52,681	51,364
Fannie Mae, Pool #819432 (a)	4.61	3/1/35	2,601,299	2,546,120
Fannie Mae, Pool #839466	4.50	9/1/35	391,110	360,899
Fannie Mae, Pool #844797	4.50	10/1/35	296,167	273,290
Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	323,016	332,067
Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	290,000	277,716
Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	852,826	856,952
Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	554,220	564,684
Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,615,118	1,599,506
Fannie Mae, Series 2005-27, Class PC	5.50	5/25/34	1,108,402	1,099,845
Fannie Mae, Series 2005-3, Class AP	5.50	2/25/35	986,413	981,232
Fannie Mae, Series 2005-57, Class PA	5.50	5/25/27	1,971,808	1,971,533
Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	939,789	934,712
Fannie Mae, TBA	5.50	4/18/21	10,400,000	10,334,999
Fannie Mae, TBA	4.50	4/12/36	2,000,000	1,844,376
Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	2,827,866	724,251
Freddie Mac, Gold Pool #170199	9.50	10/1/16	87,654	95,655
Freddie Mac, Gold Pool #183455	12.00	12/1/10	13,850	15,389
Freddie Mac, Gold Pool #360019	10.50	12/1/17	5,017	5,647

Freddie Mac, Gold Pool #555285	10.00	4/1/16	10,058	10,574
Freddie Mac, Gold Pool #A12118	5.00	8/1/33	850,313	811,205
Freddie Mac, Gold Pool #A47235	5.50	10/1/35	997,270	973,998
Freddie Mac, Gold Pool #B13607	4.50	4/1/19	498,023	475,727
Freddie Mac, Gold Pool #B19026	4.50	3/1/20	436,731	416,970
Freddie Mac, Gold Pool #B19283	4.50	5/1/20	380,254	363,048
Freddie Mac, Gold Pool #C01104	8.00	12/1/30	10,157	10,813
Freddie Mac, Gold Pool #C01187	7.50	5/1/31	47,009	49,128
Freddie Mac, Gold Pool #C01372	7.50	5/1/32	54,967	57,426
Freddie Mac, Gold Pool #C01848	6.00	6/1/34	329,035	329,241
Freddie Mac, Gold Pool #C35806	7.50	2/1/30	278	291
Freddie Mac, Gold Pool #C41019	8.00	8/1/30	15,630	16,639
Freddie Mac, Gold Pool #C41473	7.50	8/1/30	24,666	25,778
Freddie Mac, Gold Pool #C41513	8.00	8/1/30	32,321	34,407
Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,480	5,834
Freddie Mac, Gold Pool #C42635	8.00	10/1/30	55,875	59,483
Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,558	8,944
Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,098	6,373
Freddie Mac, Gold Pool #C50601	8.00	4/1/31	54,887	58,409
Freddie Mac, Gold Pool #C58121	7.50	9/1/31	34,830	36,392
Freddie Mac, Gold Pool #C59301	7.50	10/1/31	24,823	25,936
Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,257	7,581
Freddie Mac, Gold Pool #C67274	7.50	5/1/32	42,723	44,634
Freddie Mac, Gold Pool #C68001	7.00	6/1/32	63,769	65,676
Freddie Mac, Gold Pool #D11089	9.50	10/1/17	34,440	37,477
Freddie Mac, Gold Pool #E00627	5.50	2/1/14	250,287	249,306
Freddie Mac, Gold Pool #E01137	6.00	3/1/17	191,866	194,216
Freddie Mac, Gold Pool #E01653	4.50	6/1/19	623,675	596,091
Freddie Mac, Gold Pool #E84261	6.00	7/1/16	72,377	73,264
Freddie Mac, Gold Pool #E89400	6.00	4/1/17	16,992	17,200
Freddie Mac, Gold Pool #E90895	6.00	7/1/17	81,880	82,881
Freddie Mac, Gold Pool #E91323	6.00	9/1/17	152,223	154,083
Freddie Mac, Gold Pool #G01135	8.00	9/1/30	5,318	5,661
Freddie Mac, Gold Pool #G01311	7.00	9/1/31	6,032	6,212
Freddie Mac, Gold Pool #G01391	7.00	4/1/32	49,425	50,903
Freddie Mac, Gold Pool #G01912	5.00	9/1/35	1,759,014	1,674,058
Freddie Mac, Gold Pool #G11720	4.50	8/1/20	2,395,737	2,288,483
Freddie Mac, Gold Pool #G11742	5.00	7/1/20	269,255	262,663
Freddie Mac, Gold Pool #G11769	5.00	10/1/20	2,339,574	2,280,823
Freddie Mac, Gold Pool #G11777	5.00	10/1/20	2,842,171	2,770,799
Freddie Mac, Gold Pool #G11812	5.00	12/1/20	25,701	25,056
Freddie Mac, Gold Pool #G11879	5.00	10/1/20	97,928	95,469
Freddie Mac, Gold Pool #G11880	5.00	12/1/20	1,179,565	1,149,944
Freddie Mac, Gold Pool #J00106	4.50	9/1/20	652,446	622,924
Freddie Mac, Gold Pool #J00163	5.00	10/1/20	817,407	796,880
Freddie Mac, Gold Pool #J00446	5.00	11/1/20	272,968	266,114
Freddie Mac, Gold Pool #J00773	5.00	12/1/20	581,557	566,953
Freddie Mac, Gold Pool #J02512	5.00	9/1/20	947,428	923,636
Freddie Mac, Gold Pool #J02595	5.00	10/1/20	542,555	528,931
Freddie Mac, Gold Pool #J02720	4.50	11/1/20	143,975	137,460
Freddie Mac, Gold Pool #M80813	4.00	4/1/10	520,027	498,822
Freddie Mac, Series 2538, Class CB	5.00	12/15/17	640,000	620,001
Freddie Mac, Series 2864, Class NA	5.50	1/15/31	931,519	928,697
Freddie Mac, Series 2966, Class NW	5.00	8/15/25	2,504,317	2,482,046
Freddie Mac, Series 2973, Class EB	5.50	4/15/35	1,149,852	1,144,923
Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,410,000	1,409,090
Government National Mortgage Association, Pool #112784	12.00	2/15/14	7,841	8,735
Government National Mortgage Association, Pool #1277	11.50	9/20/19	4,160	4,377
Government National Mortgage Association, Pool #129961	11.00	8/15/15	27,496	31,321

Government National Mortgage Association, Pool #156617	11.00	1/15/16	25,786	29,385
Government National Mortgage Association, Pool #36890	10.00	11/15/09	13,238	13,944
Government National Mortgage Association, Pool #38484	11.00	3/15/10	5,371	5,769
Government National Mortgage Association, Pool #41625	11.00	7/15/10	5,813	6,244
Government National Mortgage Association, Pool #42444	11.00	9/15/10	6,588	7,075
Government National Mortgage Association, Pool #42710	11.00	9/15/10	10,202	10,957
Government National Mortgage Association, Pool #43080	11.00	8/15/10	8,325	8,942
Government National Mortgage Association, Pool #43285	11.00	8/15/10	475	510
Government National Mortgage Association, Pool #45290	11.00	12/15/10	43,238	46,439
Government National Mortgage Association, Pool #488233	6.00	4/15/29	15,736	15,942
Government National Mortgage Association, Pool #497630	6.00	2/15/29	7,800	7,902
Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,101	3,234
Government National Mortgage Association, Pool #58625	12.00	11/15/12	12,507	14,355
Government National Mortgage Association, Pool #604791	5.50	11/15/33	282,027	279,454
Government National Mortgage Association, Pool #637301	6.50	11/15/34	62,952	65,257
Government National Mortgage Association, Pool #70492	12.00	9/15/13	13,056	15,125
Government National Mortgage Association, Pool #71155	12.00	8/15/13	19,056	22,094
Government National Mortgage Association, Pool #780315	9.50	12/15/17	21,048	22,939
Government National Mortgage Association, Pool #780384	11.00	12/15/17	14,748	16,700
Government National Mortgage Association, Pool #780554	10.00	5/15/19	51,321	57,694
Government National Mortgage Association, Pool #780609	9.50	9/15/22	11,500	12,704
Government National Mortgage Association, Pool #781548	7.00	11/15/32	120,270	125,443
Government National Mortgage Association, Pool #80094 (a)	4.75	7/20/27	9,704	9,687
Government National Mortgage Association, Pool #80114 (a)	4.75	9/20/27	19,943	20,102
Government National Mortgage Association, Pool #80123 (a)	5.13	10/20/27	32,439	32,693
Government National Mortgage Association, Pool #80137 (a)	5.13	11/20/27	27,421	27,636
Government National Mortgage Association, Pool #80145 (a)	5.13	12/20/27	8,477	8,543
Government National Mortgage Association, Pool #80156 (a)	4.38	1/20/28	10,775	10,872
Government National Mortgage Association, Pool #80916 (a)	3.75	5/20/34	1,010,320	983,957
Government National Mortgage Association, Pool #8585 (a)	4.38	1/20/25	35,939	36,267

Government National Mortgage Association, Pool #8595 (a)	4.38	2/20/25	92,998	93,986
Government National Mortgage Association, Pool #8611 (a)	4.38	3/20/25	28,925	29,192
Government National Mortgage Association, Pool #8621 (a)	4.38	4/20/25	42,864	42,643
Government National Mortgage Association, Pool #8631 (a)	4.38	5/20/25	87,780	87,328
Government National Mortgage Association, Pool #8644 (a)	4.38	6/20/25	24,491	24,578
Government National Mortgage Association, Pool #8664 (a)	4.75	7/20/25	28,118	28,335

Total U.S. Government Agency Mortgages (cost $99,549,644)				97,966,635

Corporate Bonds - 18.77%
Associates Corp. NA (b)	6.25	11/1/08	170,000	173,877
Avalon Bay Communities, Inc.	7.50	12/15/10	175,000	188,410
Bae Systems Holdings, Inc. *	5.20	8/15/15	270,000	256,161
Bank of America Corp.	7.80	2/15/10	545,000	589,281
Bank of America Corp.	4.50	8/1/10	620,000	599,223
Bank of New York	3.80	2/1/08	275,000	268,027
Barclays Bank PLC NY (a)	4.90	3/13/09	3,670,000	3,669,999
Bellsouth Corp. (a)*	4.26	4/26/06	590,000	589,651
Belvoir Land LLC	5.27	12/15/47	200,000	179,268
Berkshire Hathaway Finance Corp.	3.40	7/2/07	260,000	253,869
Berkshire Hathaway Finance Corp.	3.38	10/15/08	325,000	311,266
Berkshire Hathaway Finance Corp.	4.13	1/15/10	385,000	368,192
Bristol-Myers Squibb	6.88	8/1/97	60,000	62,961
Carolina Power & Light	6.13	9/15/33	250,000	250,584
Cisco Systems, Inc.	5.25	2/22/11	400,000	396,586
Citigroup, Inc.	3.50	2/1/08	365,000	354,032
Citigroup, Inc.	3.63	2/9/09	1,120,000	1,071,265
Citigroup, Inc.	4.25	7/29/09	785,000	760,337
Citigroup, Inc.	4.13	2/22/10	1,335,000	1,277,313
Citigroup, Inc.	4.63	8/3/10	70,000	67,974
Comcast Cable Communications Holdings	8.38	3/15/13	985,000	1,107,779
Comcast Corp.	7.63	2/15/08	170,000	175,817
Comcast Corp.	7.05	3/15/33	225,000	231,555
Comcast Corp.	6.50	11/15/35	375,000	363,861
Comcast Corp.	6.45	3/15/37	405,000	389,692
Consolidated Natural Gas, Series A	5.00	3/1/14	25,000	23,605
Consolidated Natural Gas, Series C	6.25	11/1/11	125,000	127,722
Daimler Chrysler—AG	7.45	3/1/27	140,000	147,167
Deutsche Bank AG-NY	3.84	3/15/07	475,000	472,164
Devon Financing Corp., ULC	7.88	9/30/31	205,000	247,491
Dominion Resources, Inc.	7.20	9/15/14	250,000	269,178
Dominion Resources, Inc., Series A	8.13	6/15/10	85,000	92,300
Enterprise Products Operations	4.00	10/15/07	125,000	122,288
Federated Department Stores	6.79	7/15/27	50,000	50,443
Florida Power and Light Co.	4.95	6/1/35	200,000	172,159
General Electric Capital Corp.	3.45	1/15/08	3,625,000	3,606,087
General Electric Capital Corp.	4.13	9/1/09	1,230,000	1,185,938
General Electric Captial Corp.	5.00	11/15/11	3,190,000	3,126,889
Goldman Sachs Group, Inc.	5.35	1/15/16	500,000	482,931
GTE Corp.	6.94	4/15/28	50,000	50,212
Halliburton Co.	5.50	10/15/10	325,000	325,767
Halliburton Co.	7.60	8/15/96	125,000	140,686
HSBC Bank USA	3.87	6/7/07	2,025,000	1,993,299
HSBC Finance Corp.	4.75	5/15/09	200,000	196,352
Irwin Land LLC	5.30	12/15/35	290,000	266,922

Irwin Land LLC, Series A-1	5.03	12/15/25	200,000	184,088
JP Morgan Chase & Co.	5.35	3/1/07	360,000	360,232
Lehman Brothers Holdings	7.88	8/15/10	210,000	229,361
Lockheed Martin Corp.	8.50	12/1/29	90,000	116,851
Lockheed Martin Corp.	7.20	5/1/36	170,000	195,800
Massachusetts Mutual Life *	7.63	11/15/23	108,000	128,115
May Department Stores Co.	6.65	7/15/24	50,000	50,735
May Department Stores Co.	7.88	3/1/30	35,000	39,637
May Department Stores Co.	6.70	7/15/34	35,000	35,577
May Department Stores Co.	8.13	8/15/35	125,000	133,793
Monumental Global Funding *	5.20	1/30/07	475,000	474,811
Morgan Stanley (a)	4.91	3/7/08	3,245,000	3,244,036
Morgan Stanley	5.05	1/21/11	1,200,000	1,176,319
Morgan Stanley	6.75	4/15/11	200,000	210,530
National Westminster Bank	7.38	10/1/09	225,000	239,763
Nationwide Building Society *	3.50	7/31/07	525,000	513,348
Nationwide Building Society *	4.25	2/1/10	250,000	239,810
New Jersey Bell Telephone	7.85	11/15/29	40,000	42,539
News America Holdings	8.50	2/23/25	225,000	259,867
News America Holdings	8.45	8/1/34	55,000	64,757
News America Holdings	8.15	10/17/36	210,000	238,806
News America, Inc.	7.30	4/30/28	100,000	103,943
News America, Inc.	7.28	6/30/28	25,000	25,916
News America, Inc.	7.63	11/30/28	110,000	118,138
News America, Inc. *	6.40	12/15/35	75,000	71,710
Northrop Grumman Corp.	4.08	11/16/06	470,000	466,642
Northrop Grumman Corp.	7.88	3/1/26	100,000	120,246
Ohana Military Communities LLC, Housing Revenue, Series A, Class I	6.19	4/1/49	150,000	154,208
Oracle Corp./Ozark Holding *	5.25	1/15/16	1,025,000	983,275
Petro-Canada	5.95	5/15/35	110,000	104,856
Phillips Petroleum Co.	7.00	3/30/29	60,000	68,082
Pricoa Global Funding I *	4.35	6/15/08	325,000	317,911
Prologis 2006 (b)	5.50	4/1/12	540,000	533,727
Resolution Funding Corp., Zero Coupon	0.00	7/15/18	75,000	39,779
Resolution Funding Corp., Zero Coupon	0.00	10/15/18	75,000	39,268
Rouse Co.	5.38	11/26/13	350,000	326,217
SBC Communications, Inc. *	4.39	6/5/06	1,050,000	1,048,499
SBC Communications, Inc.	6.45	6/15/34	145,000	142,725
SBC Communications, Inc.	6.15	9/15/34	20,000	18,993
Scottish Power PLC	4.91	3/15/10	275,000	268,490
Scottish Power PLC	5.38	3/15/15	245,000	237,439
Small Business Administration	4.52	2/10/13	492,986	468,257
Small Business Administration	4.50	2/10/14	686,208	653,850
Sprint Capital Corp.	6.88	11/15/28	60,000	61,904
Sprint Capital Corp.	8.75	3/15/32	165,000	206,292
Suntrust Bank	3.63	10/15/07	415,000	404,369
Suntrust Bank	4.00	10/15/08	160,000	155,188
Suntrust Bank	4.42	6/15/09	275,000	267,630
TCI Communications, Inc.	7.88	8/1/13	170,000	186,603
TCI Communications, Inc.	7.88	2/15/26	10,000	10,964
TIAA Global Markets *	5.00	3/1/07	375,000	373,443
Time Warner Entertainment	8.38	3/15/23	150,000	169,688
Time Warner, Inc.	7.57	2/1/24	115,000	123,778
Time Warner, Inc.	6.95	1/15/28	200,000	202,853
Time Warner, Inc.	6.63	5/15/29	300,000	294,857
Time Warner, Inc.	7.63	4/15/31	35,000	38,127
Turner Broadcasting Co.	8.38	7/1/13	30,000	33,547
Unitedhealth Group	5.80	3/15/36	275,000	261,874
US Bancorop, Series MTNN	3.95	8/23/07	55,000	54,016
US Bank NA	2.40	3/12/07	300,000	291,460
US Bank NA	4.40	8/15/08	700,000	687,204

USAA Capital Corp. *	4.00	12/10/07	240,000	234,960
Verizon Global Funding Corp.	5.85	9/15/35	125,000	112,118
Verizon Virginia, Inc.	4.63	3/15/13	425,000	388,303
Wachovia Bank NA	4.38	8/15/08	110,000	108,002
Wachovia Corp.	6.30	4/15/08	280,000	285,985
Wellpoint, Inc.	5.95	12/15/34	245,000	235,856
Wellpoint, Inc.	5.85	1/15/36	300,000	283,448
Wells Fargo Co.	4.20	1/15/10	480,000	460,668
Wells Fargo Co.	4.63	8/9/10	750,000	727,898
Wells Fargo Co.	4.88	1/12/11	210,000	205,364
Wyeth	5.50	2/15/16	275,000	270,061
Wyeth	6.00	2/15/36	375,000	366,317
XTO Energy, Inc.	6.10	4/1/36	200,000	194,636

Total Corporate Bonds (cost $50,254,015)				49,244,939

Collateralized Mortgage Obligations - 22.10%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	625,000	637,776
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,170,543	1,212,966
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,385,000	1,432,413
Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	492,911	480,665
Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	529,248	512,804
Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	4.88	11/10/42	1,300,000	1,274,684
Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,500,000	1,501,569
Bear Stearns Commercial Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.95	2/11/41	1,190,000	1,157,083

Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2	6.60	12/19/29	1,957,195	1,983,264
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	220,000	232,256
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	455,948	484,243
Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,640,000	1,737,773
Commericial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	999,079	1,008,641
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,825,000	2,811,097
Countrywide Asset-Backed Certificiates, Series 2005-IM3, Class A1 (a)	4.70	3/25/36	2,332,645	2,332,807
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,160,000	1,099,217
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2	6.30	11/11/30	3,007,087	3,063,725
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	275,000	282,714
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1	5.67	12/12/33	1,861,627	1,871,711
GE Capital Commerical Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,825,000	1,782,511
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	234,143	237,831

General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	350,000	364,306
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	818,727	856,808
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	860,000	919,397
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	960,000	1,031,027
GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,450,763	1,471,621
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	985,000	963,816
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.55	4/10/38	625,000	623,202
GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	1,926,440	1,864,257
Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	4.85	10/25/35	1,177,136	1,178,786
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	270,000	279,261
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	4.78	7/15/42	1,280,000	1,202,435
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,080,000	1,032,990
JP Morgan Commerical Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	784,864	830,694
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	227	53
LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	710,000	759,509
LB -UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,150,000	1,209,314
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	875,000	890,559
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,972,171	2,011,475
Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	1,283,126	1,277,128
Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	505,746	495,241
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	210,027	214,181
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2	6.66	3/18/30	1,962,452	1,990,656
Nationslink Funding Corp., Series 1998-1, Class A3	6.40	3/20/30	2,056,544	2,073,214
Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,369,651	1,396,198
Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2 (a)	7.10	5/18/32	1,320,279	1,366,760
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	4.90	10/25/35	1,452,557	1,459,183

Structured Asset Receivable Trust, Series 2003-2 (a)*	5.12	1/21/09	844,968	844,968
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	875,000	845,072
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7 (a)	5.12	7/15/42	1,450,000	1,399,452

Total Collateralized Mortgage Obligations (cost $59,491,386)				57,989,313

Asset Backed Securities - 14.18%
Bear Stearns Asset Backed Securities, Inc., Series 2006-EC1, Class A1 (a)	4.66	12/25/35	2,042,578	2,042,563
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	1,825,000	1,799,597
Chase Credit Card Master Trust, Series 2001-6, Class A (a)	4.88	3/16/09	2,175,000	2,176,902
Chase Issuance Trust, Series 2004-A9, Class A9	3.22	6/15/10	1,475,000	1,432,459
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	1,025,000	977,922
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	2.55	1/20/09	1,800,000	1,762,740
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,825,000	1,774,649
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4 (a)	4.86	6/25/35	723,274	725,551
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A1 (a)	4.69	2/25/36	1,561,453	1,561,591
Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	1,680,067	1,662,621
Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	1,975,000	1,950,891
Ford Credit Auto Owner Trust, Series 2005-B, Class A3	4.17	1/15/09	1,800,000	1,782,853
Ford Credit Auto Owner Trust, Series 2005-C, Class A3	4.30	8/15/09	1,975,000	1,945,052
Honda Auto Recievables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	2,150,000	2,150,000
MBNA Credit Card Master Note Trust, Series 2003-A9, Class A9 (a)	4.88	2/15/11	2,650,000	2,657,743
MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.70	9/15/09	1,450,000	1,413,446
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,100,000	2,084,250
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	460,000	469,473
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1 (a)	4.77	2/25/36	2,085,769	2,085,753
SLM Student Loan Trust, Series 2003-4, Class A3 (a)	5.01	12/15/15	1,799,284	1,800,460
SLM Student Loan Trust, Series 2004-9, Class A2 (a)	4.64	10/25/12	1,049,723	1,047,392
SLM Student Loan Trust, Series 2005-6, Class A58 (a)	4.63	7/27/26	1,900,000	1,901,055

Total Asset Backed Securities (cost $37,488,802)				37,204,963

U.S. Treasury Bonds - 0.49%
U.S. Treasury Bonds	8.13	8/15/19	55,000	71,371
U.S. Treasury Bonds	8.50	2/15/20	900,000	1,206,985

Total U.S. Treasury Bonds (cost $1,319,095)				1,278,356

U.S. Treasury Notes - 5.88%
U.S. Treasury Notes	4.38	1/31/08	6,295,000	6,242,625
U.S. Treasury Notes	4.13	8/15/08	20,000	19,714
U.S. Treasury Notes	4.38	11/15/08	6,050,000	5,980,993
U.S. Treasury Notes Strip, PO	0.00	11/15/21	1,500,000	679,031
U.S. Treasury Notes Strip, Series SO	0.00	11/15/27	7,455,000	2,520,536

Total U.S. Treasury Notes (cost $17,752,643)				15,442,899

Foreign Bonds - 4.78%
Aid-Israel	5.50	4/26/24	875,000	894,943
Aid-Israel	5.50	9/18/33	380,000	388,584
Bank of Scotland Treasury Services *	3.50	11/30/07	460,000	447,717
BSKYB Finance UK PLC *	6.50	10/15/35	40,000	38,080
Bundersrepublic	4.75	7/4/34	875,000	1,192,020
Canadian National Railways	6.25	8/1/34	50,000	52,517
Depfa ACS Bank *	4.25	8/16/10	850,000	817,825
Deutsche Telekom International Finance	5.75	3/23/16	300,000	293,066
Deutsche Telekom International Finance	8.25	6/15/30	145,000	173,454
Deutschland (Bundersrepublic)	4.00	1/4/37	1,350,000	1,639,551
Eksportsfinans	3.38	1/15/08	995,000	965,257
Encana Corp.	6.50	8/15/34	125,000	130,791
Encana Holdings Financial Corp.	5.80	5/1/14	200,000	201,630
France Telecom	8.50	3/1/31	40,000	49,965
HBOS Treasury Services PLC *	3.60	8/15/07	210,000	205,605
Kinder Morgan Finance	5.35	1/5/11	750,000	738,040
L-Bank BW Foerderbank	4.25	9/15/10	1,000,000	964,394
Suncor Energy, Inc., Yankee	5.95	12/1/34	5,000	5,005
Talisman Energy	5.85	2/1/37	200,000	188,011
Teck Cominco Ltd.	6.13	10/1/35	175,000	164,647
Telecom Italia Capital	6.00	9/30/34	50,000	44,981
Telefonica Europe BV	7.75	9/15/10	150,000	161,393
Trans-Canada Pipelines	5.85	3/15/36	125,000	122,198
Tyco International Group SA, Yankee	6.38	10/15/11	405,000	415,766
United Mexican States	8.13	12/30/19	150,000	176,250
United Mexican States	8.00	9/24/22	505,000	590,345
Vodafone Group PLC (a)	5.05	12/28/07	1,085,000	1,085,335
Vodafone Group PLC	7.75	2/15/10	290,000	310,770
Vodafone Group PLC	5.00	9/15/15	90,000	83,936

Total Foreign Bonds (cost $12,667,508)				12,542,076

U.S Government Agency Discount Notes - 0.91%
Federal Home Loan Bank (cost $2,399,393)	0.00	4/3/06	2,400,000	2,400,000

Short -Term Investments - 0.02%
Eurodollar Time Deposit (cost $50,983)	4.00	4/3/06	50,983	50,983

Total Investments (Cost $280,973,469) - 104.46%				274,120,164
Liabilities in excess of other assets - (4.46)%				(11,704,751)

NET ASSETS - 100.00%				$262,415,413

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(b)	All or part of this security has been pledged as collateral for Futures and Options contracts held by the Fund.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

IO – Interest Only

PO – Principal Only

TBA – Security in subject to delayed delivery

See accompanying notes to the Schedule of Investments.

Futures

Number of Contracts	Futures Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
16	U.S Treasury 2 Year Note	$3,261,750	June-06	$(6,167)
180	U.S. Treasury 10 Year Note	$19,150,313	June-06	$(105,874)
226	U.S. Treasury Long Bond	$24,669,313	June-06	$(659,651)

	Total Unrealized (Loss)			$(771,692)

Number of Contracts	Futures Contracts Short	Market Value	Expiration Date	Unrealized Gain/(Loss)
(82)	Euro Dollar Future	$(10,936,447)	June-06	$(20,281)
(98)	U.S. Treasury 5 Year Note	$(10,234,875)	June-06	$53,664

	Total Unrealized Gain			$33,383

	Net Unrealized (Loss)			$(738,309)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on 3/31/2006	Unrealized Gain/(Loss)
	Currencies Sold
1,852,898	Euro	1/18/2006	4/6/2006	$2,245,960	$679
709,000	Euro	3/10/2006	4/6/2006	$859,403	$(13,552)

	Total Currencies Sold				$(12,873)

Contracts	Description		Value
Call Options Written
	26	June 2006 10-Year U.S. Treasury Note Future Expires 5/26/06, strike price $111	$(406)
	24	September 2006 10-Year U.S. Treasury Note Future Expires 8/25/06, strike price $110	$(4,125)

		Total Call Options Written (premiums received $34,655)	$(4,531)

Put Options Written
	26	June 2006 10-Year U.S. Treasury Note Future Expires 5/26/06, strike price $107	$(27,625)
	24	September 2006 10-Year U.S. Treasury Note Future Expires 8/25/06, strike price $106	$(24,000)

		Total Put Options Written (premiums received $38,504)	$(51,625)

The table below sets forth the diversification of the Fund’s corporate bonds by Industry:

Industry	Percent of Net Assets
Aerospace & Defense	0.44%
Automotive	0.06%
Banking & Finance	12.64%
Computer Hardware & Software	0.53%
Insurance	0.18%
Medical	0.56%
Multimedia	1.61%
Oil & Gas	0.46%
Real Estate	0.61%
Retail	0.12%
Telecommunications	1.01%
Utilities	0.55%

18.77%

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - 91.01%
Adelphia Communications Corp. (a)	0.00%	3/1/05	$1,065,000	$1,043,700
Adelphia Communications Corp. (a)	0.00	1/15/07	1,015,000	989,625
Adelphia Communications Corp. (a)	0.00	10/1/07	1,925,000	1,828,750
Adelphia Communications Corp. (a)	0.00	12/15/07	2,500,000	2,425,000
Adelphia Communications Corp. (a)	0.00	11/15/09	550,000	335,500
Adelphia Communications Corp. (a)	0.00	10/1/10	1,600,000	944,000
Allbritton Communication	7.75	12/15/12	694,000	697,470
Alliant Techsystems, Inc.	6.75	4/1/16	1,200,000	1,218,000
American Tower Corp.	7.25	12/1/11	1,750,000	1,824,375
American Tower Corp.	7.13	10/15/12	2,000,000	2,080,000
Arch Western Finance	6.75	7/1/13	1,800,000	1,786,500
Ball Corp.	6.88	12/15/12	1,000,000	1,027,500
Ball Corp.	6.63	3/15/18	1,200,000	1,197,000
Bio-Rad Laboratories, Inc.	6.13	12/15/14	1,200,000	1,152,000
Buckeye Technologies, Inc.	8.00	10/15/10	2,500,000	2,412,500
Buckeye Technologies, Inc.	8.50	10/1/13	1,000,000	1,007,500
Cascades, Inc.	7.25	2/15/13	1,400,000	1,316,000
CBD Media/CBD Finance	8.63	6/1/11	2,125,000	2,154,219
Chesapeake Energy Corp.	6.38	6/15/15	2,000,000	1,967,500
Church & Dwight Co., Inc.	6.00	12/15/12	2,500,000	2,459,375
CMS Energy Corp.	7.75	8/1/10	1,250,000	1,309,375
Comcast Cable Communications	10.63	7/15/12	1,225,000	1,485,232
Community Health Systems	6.50	12/15/12	2,850,000	2,760,938
Crown Americas, Inc. *	7.63	11/15/13	1,700,000	1,768,000
CSC Holdings, Inc.	8.13	8/15/09	600,000	619,500
CSC Holdings, Inc. *	6.75	4/15/12	2,000,000	1,955,000
CSC Holdings, Inc.	7.88	2/15/18	604,000	604,755
CSC Holdings, Inc.	7.63	7/15/18	699,000	691,136
Davita, Inc.	7.25	3/15/15	1,900,000	1,909,500
Denbury Resources, Inc.	7.50	4/1/13	1,132,000	1,168,790
Dex Media Finance/West	8.50	8/15/10	2,039,000	2,156,243
Dole Foods Co.	8.63	5/1/09	321,000	322,605
Dole Foods Co.	7.25	6/15/10	1,700,000	1,602,250
Dole Foods Co.	8.88	3/15/11	671,000	664,290
Dole Foods Co.	8.75	7/15/13	800,000	786,000
Echostar DBS Corp.	5.75	10/1/08	1,000,000	990,000
Echostar DBS Corp.	6.38	10/1/11	1,400,000	1,368,500
Encompass Services Corp. (a)	10.50	5/1/09	560,000	616
Encore Aquistion Co.	6.25	4/15/14	1,390,000	1,330,925
Entercom Radio/Capital	7.63	3/1/14	1,290,000	1,315,800
Extendicare Health Services	6.88	5/1/14	1,250,000	1,287,500
Fisher Scientific International, Inc.	6.75	8/15/14	1,850,000	1,880,063
Glencore Nickel (a)(c)	0.00	12/1/14	485,000	0
Gray Television, Inc.	9.25	12/15/11	425,000	450,500
HCA, Inc.	7.50	12/15/23	1,426,000	1,384,807
Houston Exploration Co.	7.00	6/15/13	750,000	727,500
Intertape Polymer US, Inc.	8.50	8/1/14	2,250,000	2,216,250
Jefferson Smurfit Corp.	8.25	10/1/12	2,050,000	2,011,563
Jefferson Smurfit Corp.	7.50	6/1/13	575,000	540,500
KCS Energy, Inc.	7.13	4/1/12	2,725,000	2,704,563
L-3 Communications Corp.	6.13	7/15/13	2,105,000	2,062,900

L-3 Communications Corp.	5.88	1/15/15	2,000,000	1,905,000
Moog, Inc.	6.25	1/15/15	1,500,000	1,477,500
Morris Publishing Group	7.00	8/1/13	1,165,000	1,099,469
Nalco Co.	7.75	11/15/11	2,695,000	2,728,688
Nalco Co.	8.88	11/15/13	1,897,000	1,972,880
Newfield Exploration Co.	6.63	4/15/16	2,500,000	2,496,875
NRG Energy, Inc.	7.25	2/1/14	1,660,000	1,686,975
NRG Energy, Inc.	7.38	2/1/16	2,300,000	2,348,875
NTL Cable PLC	8.75	4/15/14	3,000,000	3,074,999
Ommicare, Inc.	6.13	6/1/13	1,750,000	1,680,000
Owens-Brockway Glass Container, Inc.	8.88	2/15/09	1,200,000	1,249,500
Owens-Brockway Glass Container, Inc.	8.25	5/15/13	1,205,000	1,259,225
Owens-Illinois, Inc.	7.35	5/15/08	1,095,000	1,105,950
Pogo Producing Co.	6.88	10/1/17	2,400,000	2,370,000
Quebecor Media *	7.75	3/15/16	1,500,000	1,541,250
Radio One, Inc.	8.88	7/1/11	1,350,000	1,417,500
Radio One, Inc., Series B	6.38	2/15/13	1,750,000	1,662,500
Range Resources Corp.	7.38	7/15/13	3,625,000	3,751,874
Republic Technologies International (a)(c)	0.00	7/15/09	685,000	0
RH Donnelley Corp.	6.88	1/15/13	1,775,000	1,659,625
RH Donnelley Corp. *	8.88	1/15/16	950,000	988,000
Rhythms NetConnections, Inc., Series B (a)(c)	0.00	2/15/10	1,067,991	0
Rhythms NetConnections, Inc., Series B, SUB (a)(c)	0.00	5/15/08	1,787,080	0
Salem Communications	7.75	12/15/10	1,025,000	1,050,625
Select Medical Corp.	7.63	2/1/15	2,200,000	1,985,500
Sinclair Broadcasting Group, Inc.	8.00	3/15/12	1,597,000	1,628,940
Smithfield Foods, Inc.	7.75	5/15/13	1,285,000	1,323,550
Southern Star Central Corp.	8.50	8/1/10	1,700,000	1,829,625
Stone Container Corp.	8.38	7/1/12	1,055,000	1,039,175
Sybron Dental Specialties, Inc.	8.13	6/15/12	825,000	870,375
TD Funding Corp.	8.38	7/15/11	1,900,000	1,995,000
Tenet Healthcare Corp.	6.88	11/15/31	5,840,000	4,664,699
Triad Hospitals, Inc.	7.00	5/15/12	1,800,000	1,800,000
Videotron Ltee	6.88	1/15/14	2,675,000	2,688,375
VWR International, Inc.	6.88	4/15/12	500,000	492,500
VWR International, Inc.	8.00	4/15/14	1,150,000	1,147,125
XO Communications, Inc. (a)	0.00		7,871	8

Total Corporate Bonds (Cost $133,144,511)				129,934,297

Foreign Bond - 0.00%
Murrin-Murrin Holdings Ltd. (a)(c)	0.00	8/31/07	1,955,000	2

Total Foreign Bond (Cost $0)				2

Treasury Bills - 1.21%
U.S. Treasury Bills (d)	4.56	7/6/06	1,750,000	1,729,607

Total Treasury Bills (Cost $1,728,965)				1,729,607

			Shares	Value
Common/Preferred Stocks - 1.12%
Fiber Optics - 0.00%
Viatel Holding (Bermuda) Ltd. (b)			672	$3

Media - 0.00%
Paxson Communications Corp. (b) (c)			310,702	0
Paxson Communications Corp. (b) (c)			285,971	0

Telecommunications - 1.12%
Dobson Communications Corp., Series A (b)	3,207	25,720
NTL, Inc. (b)	53,923	1,569,699

		1,595,419

Total Common/Preferred Stocks (Cost $540,289)		1,595,422

Time Deposit - 6.42%
Bank Holdings Companies - 6.42%
Euro Time Deposit, 4.00%, 4/3/06	9,012,676	9,012,675
Euro Time Deposit, 4.00%, 4/3/06	155,654	155,654

Total Time Deposit (Cost $9,168,329)		9,168,329

Warrants - 0.02%
Media - 0.02%
XM Satellite Radio, Inc., Strike Price $45.24, 3/15/10 *	470	29,422

Total Warrants (Cost $70,500)		29,422

Total Investments (Cost $144,652,594) - 99.78%		142,457,079
Other assets in excess of liabilities - 0.22%		314,519

NET ASSETS - 100.00%		$142,771,598

(a)	Issuer has defaulted on the payment of interest.
(b)	Represents non-income producing securities.
(c)	Escrow Security.
(d)	Rate represents the effective yield at purchase.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SUB – Subordinate Bond

See accompanying notes to the financial statements.

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Schedule of Portfolio Investments - March 31, 2006 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 97.36%
Arizona State Transportation Board Highway Revenue, Prerefunded 07/01/09 @ 100	5.75%	7/1/19	$1,000,000	$1,063,540
Arizona State University Revenue (FSA)	5.25	7/1/10	1,000,000	1,060,640
Arlington Texas, Series A (FSA)	5.5	8/15/12	1,000,000	1,078,180
Austin Texas Public Import	5	9/1/12	1,000,000	1,050,620
Chicago Illinois City Colleges (FGIC)	6	1/1/09	1,000,000	1,058,780
Chicago Illinois Park District, Series C, Prerefunded 07/01/11 @ 100 (FGIC)	5.5	1/1/21	1,000,000	1,083,960
Clark County Nevada	5.5	7/1/12	1,000,000	1,067,940
East Porter County School Building Corporation (MBIA)	5	1/15/10	1,015,000	1,059,975
Forest Hills Michigan Public Schools (FSA Q-SBLF)	5	5/1/12	1,000,000	1,065,610
Georgia State Finance & Investment Commission, Series C	5.25	7/1/08	1,000,000	1,036,000
Hamilton Michigan Community School District (FSA)	5	5/1/12	1,150,000	1,225,452
Honolulu Hawaii City & County, Series A (MBIA)	5	3/1/08	1,000,000	1,024,790
Illinois State Sales Tax Revenue, First Series	5.5	6/15/07	1,000,000	1,022,080
Kansas State Department of Transportation Highway Revenue, Series A	5.375	3/1/07	1,345,000	1,366,399
Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/01/09 @ 100 (MBIA)	5.75	5/1/12	1,500,000	1,604,564
Knox County Kentucky School District, Finance Corporation School Building Revenue, Series A, Prerefunded 10/01/07 @ 102	5.125	10/1/17	1,530,000	1,593,679

Massachusetts State, Series A	5.375	8/1/08	1,150,000	1,191,906
Mesquite Texas Independent School District No. 1 (PSF-GTD)	5.25	8/15/09	750,000	777,218
New Jersey State Office of Public Finance, Series D	6	2/15/11	1,080,000	1,186,510
Oklahoma Development Finance Authority Revenue, Prerefunded 05/01/08 @ 100	5.5	5/1/11	1,000,000	1,038,190
Pearland Texas Independent School District, Prerefunded 02/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	845,000	877,845
Pennsylvania State (FGIC)	5	10/1/07	1,000,000	1,020,120
Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	2,000,000	2,053,860
Texas State Turnpike Authority Center, Texas Turnpike Systems Revenue	5	6/1/07	1,215,000	1,234,026
University of Texas University Revenue, Series B	5	8/15/09	1,130,000	1,175,618
Wyandotte County Kansas City Kansas, Series A (FSA)	5	9/1/11	1,000,000	1,058,110

Total Municipal Bonds (Cost $30,160,723)				30,075,612

Money Market - 1.54%
SSgA Tax-Free Money Market	2.62	475,216	475,216

Total Money Market (Cost $475,216)			475,216

Total Investments (Cost $30,635,939) - 98.90%			30,550,828
Other assets in excess of liabilities - 1.10%			340,567

NET ASSETS - 100.00%			$30,891,395

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

PSF – Permanent School Fund

See accompanying notes to the financial statements.

THE HIRTLE CALLAGHAN TRUST

Notes to Schedules of Investments — March 31, 2006

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”) formerly The High Yield Bond Portfolio and The Short Term Municipal Portfolio (“Short Term Portfolio”).

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hirtle Callaghan Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Principal Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Donald E. Callaghan
Principal Executive Officer

Date May 30, 2006

By (Signature and Title)	/s/ Robert J. Zion
Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.